UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4279

Securian Funds Trust

(Exact name of registrant as specified in charter)

400 Robert Street North

St. Paul, Minnesota 55101-2098

(Address of principal executive offices) (Zip code)

Paul J. Thibodeaux, Esq.

400 Robert Street North

St. Paul, Minnesota 55101-2098

(Name and address of agent for service)

Registrant's telephone number, including area code:

(651) 665-3500

Date of fiscal year end: December 31, 2026

Date of reporting period: June 30, 2026

ITEM 1. REPORT TO STOCKHOLDERS.

(a)          The following is a copy of the registrant's report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

TABLE OF CONTENTS

SFT Balanced Stabilization Fund Class 2

SFT Core Bond Fund Class 1

SFT Core Bond Fund Class 2

SFT Equity Stabilization Fund Class 2

SFT Government Money Market Fund Class 2

SFT Index 400 Mid-Cap Fund Class 1

SFT Index 400 Mid-Cap Fund Class 2

SFT Index 500 Fund Class 1

SFT Index 500 Fund Class 2

SFT Nomura Growth Fund (formerly SFT Macquarie Growth Fund) Class 2

SFT Nomura Small Cap Growth Fund (formerly SFT Macquarie Small Cap Growth Fund) Class 2

SFT Real Estate Securities Fund Class 1

SFT Real Estate Securities Fund Class 2

SFT T. Rowe Price Value Fund Class 2

SFT Wellington Core Equity Fund Class 1

SFT Wellington Core Equity Fund Class 2

Semi-Annual Shareholder Report

SFT Balanced Stabilization Fund

Class 2

June 30, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about  SFT Balanced Stabilization Fund for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Balanced Stabilization Fund (Class 2)	$45	0.88%

Key Fund Statistics

  Total Net Assets$569,004,313
  # of Portfolio Holdings166
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$1,565,326

What did the Fund invest in?

Ten Largest Holdings (% of Net Assets)

Table Summary
SFT Index 500 Fund	53.4%
iShares Core S&P 500 ETF	4.7%
State Street SPDR S&P 500 ETF Trust	4.3%
Vanguard S&P 500 ETF	2.7%
U.S. Treasury Bonds, 4.000%, 11/15/42	0.9%
U.S. Treasury Notes, 3.875%, 12/31/27	0.6%
M&T Bank Corp., 5.400%, 07/30/35 (5 yr. CMT + 1.430%)	0.5%
Keybank National Association, 4.390%, 12/14/27	0.5%
Intercontinental Exchange, Inc., 4.350%, 06/15/29	0.5%
Entergy Texas, Inc., 3.450%, 12/01/27	0.5%
Total	68.6%

Sector Diversification (% of net assets)

Table Summary
Investment Companies	67.1%
Financial	10.1%
Consumer, Non-cyclical	5.7%
Utilities	3.6%
Industrials	2.5%
Communications	2.4%
Information Technology	2.1%
Energy	1.9%
Government Obligations	1.7%
Other	2.5%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

SFT Balanced Stabilization Fund

Class 2

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-643-5728     Email: policyservices@securian.com

SFT Balanced Stabilization Fund

Class 2

Semi-Annual Shareholder Report

SFT Core Bond Fund

Class 1

June 30, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about  SFT Core Bond Fund for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Core Bond Fund (Class 1)	$27	0.54%

Key Fund Statistics

  Total Net Assets$414,191,378
  # of Portfolio Holdings687
  Portfolio Turnover Rate167%
  Total Advisory Fees Paid$832,700

What did the Fund invest in?

Ten Largest Holdings (% of Net Assets)

Table Summary
U.S. Treasury Notes, 4.125%, 05/31/31	10.5%
U.S. Treasury Bonds, 5.000%, 05/15/56	4.5%
U.S. Treasury Notes, 4.000%, 05/31/28	3.8%
Uniform Mortgage-Backed Security, TBA, 3.500%, 07/13/56	3.4%
Uniform Mortgage-Backed Security, TBA, 4.000%, 07/13/56	3.2%
U.S. Treasury Bonds, 5.000%, 05/15/46	2.6%
U.S. Treasury Notes, 4.125%, 06/30/31	2.5%
U.S. Treasury Notes, 4.375%, 05/15/36	2.4%
U.S. Treasury Notes, 4.125%, 06/30/28	2.1%
U.S. Treasury Notes, 4.125%, 06/15/29	2.1%
Total	37.1%

Sector Diversification (% of net assets)

Table Summary
U.S. Treasury	33.1%
Corporate Obligations	14.5%
Uniform Mortgage-Backed Security	12.0%
Asset-Backed Securities	11.9%
Other Mortgage-Backed Securities	10.3%
Federal National Mortgage Association	9.3%
Federal Home Loan Mortgage Corporation	9.0%
Investment Companies	7.6%
Government National Mortgage Association	6.0%
Other	3.2%
Other Assets and Liabilities, Net	(16.9%)
Total	100.0%

SFT Core Bond Fund

Class 1

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-643-5728     Email: policyservices@securian.com

SFT Core Bond Fund

Class 1

Semi-Annual Shareholder Report

SFT Core Bond Fund

Class 2

June 30, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about  SFT Core Bond Fund for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Core Bond Fund (Class 2)	$39	0.79%

Key Fund Statistics

  Total Net Assets$414,191,378
  # of Portfolio Holdings687
  Portfolio Turnover Rate167%
  Total Advisory Fees Paid$832,700

What did the Fund invest in?

Ten Largest Holdings (% of Net Assets)

Table Summary
U.S. Treasury Notes, 4.125%, 05/31/31	10.5%
U.S. Treasury Bonds, 5.000%, 05/15/56	4.5%
U.S. Treasury Notes, 4.000%, 05/31/28	3.8%
Uniform Mortgage-Backed Security, TBA, 3.500%, 07/13/56	3.4%
Uniform Mortgage-Backed Security, TBA, 4.000%, 07/13/56	3.2%
U.S. Treasury Bonds, 5.000%, 05/15/46	2.6%
U.S. Treasury Notes, 4.125%, 06/30/31	2.5%
U.S. Treasury Notes, 4.375%, 05/15/36	2.4%
U.S. Treasury Notes, 4.125%, 06/30/28	2.1%
U.S. Treasury Notes, 4.125%, 06/15/29	2.1%
Total	37.1%

Sector Diversification (% of net assets)

Table Summary
U.S. Treasury	33.1%
Corporate Obligations	14.5%
Uniform Mortgage-Backed Security	12.0%
Asset-Backed Securities	11.9%
Other Mortgage-Backed Securities	10.3%
Federal National Mortgage Association	9.3%
Federal Home Loan Mortgage Corporation	9.0%
Investment Companies	7.6%
Government National Mortgage Association	6.0%
Other	3.2%
Other Assets and Liabilities, Net	(16.9%)
Total	100.0%

SFT Core Bond Fund

Class 2

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-643-5728     Email: policyservices@securian.com

SFT Core Bond Fund

Class 2

Semi-Annual Shareholder Report

SFT Equity Stabilization Fund

Class 2

June 30, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about  SFT Equity Stabilization Fund for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Equity Stabilization Fund (Class 2)	$47	0.93%

Key Fund Statistics

  Total Net Assets$240,558,460
  # of Portfolio Holdings7
  Portfolio Turnover Rate0%
  Total Advisory Fees Paid$673,617

What did the Fund invest in?

Top Largest Holdings (% of Net Assets)

Table Summary
iShares MSCI USA Minimum Volatility Factor ETF	33.6%
iShares MSCI EAFE Minimum Volatility Factor ETF	24.5%
iShares Core High Dividend ETF	18.8%
iShares MSCI Emerging Markets Minimum Volatility Factor ETF	6.7%
iShares Short Duration Bond Active ETF	6.0%
iShares MSCI Germany ETF	4.5%
Total	94.1%

Sector Diversification (% of net assets)

Table Summary
Investment Companies	99.3%
Other Assets and Liabilities, Net	0.7%
Total	100.0%

SFT Equity Stabilization Fund

Class 2

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-643-5728     Email: policyservices@securian.com

SFT Equity Stabilization Fund

Class 2

Semi-Annual Shareholder Report

SFT Government Money Market Fund

Class 2

June 30, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about  SFT Government Money Market Fund for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Government Money Market Fund (Class 2)	$32	0.65%

Key Fund Statistics

  Total Net Assets$226,239,205
  # of Portfolio Holdings17
  Total Advisory Fees Paid$283,094

What did the Fund invest in?

Top Largest Holdings (% of Net Assets)

Table Summary
Federal Home Loan Bank Discount Notes, 3.662%, due 07/31/26	11.0%
U.S. Treasury Bills, 3.692%, due 08/18/26	11.0%
U.S. Treasury Bills, 3.162%, due 07/07/26	8.8%
Federal Home Loan Bank Discount Notes, 3.714%, due 08/14/26	8.8%
Federal Home Loan Mortgage Corp. Discount Notes, 3.545%, due 07/20/26	8.4%
Federal Home Loan Bank Discount Notes, 3.133%, due 07/06/26	6.6%
Federal Home Loan Bank Discount Notes, 3.737%, due 08/21/26	6.6%
Federal Home Loan Bank Discount Notes, 3.532%, due 07/17/26	5.5%
U.S. Treasury Bills, 3.623%, due 08/04/26	4.4%
Federal Home Loan Bank Discount Notes, 3.592%, due 07/29/26	4.1%
Total	75.2%

Sector Diversification (% of net assets)

Table Summary
U.S. Government Obligations	90.6%
Short-Term Securities	9.9%
Other Assets and Liabilities, Net	(0.5%)
Total	100.0%

SFT Government Money Market Fund

Class 2

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Phone: 800-643-5728     Email: policyservices@securian.com

SFT Government Money Market Fund

Class 2

Semi-Annual Shareholder Report

SFT Index 400 Mid-Cap Fund

Class 1

June 30, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about  SFT Index 400 Mid-Cap Fund for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Index 400 Mid-Cap Fund (Class 1)	$16	0.29%

Key Fund Statistics

  Total Net Assets$272,754,699
  # of Portfolio Holdings403
  Portfolio Turnover Rate11%
  Total Advisory Fees Paid$189,652

What did the Fund invest in?

Ten Largest Holdings (% of Net Assets)

Table Summary
Twilio, Inc., Class A	0.8%
Carpenter Technology Corp.	0.8%
MKS, Inc.	0.8%
Curtiss-Wright Corp.	0.8%
nVent Electric PLC	0.7%
Entegris, Inc.	0.7%
ATI, Inc.	0.7%
Illumina, Inc.	0.7%
TechnipFMC PLC	0.7%
Sterling Infrastructure, Inc.	0.7%
Total	7.4%

Sector Diversification (% of net assets)

Table Summary
Industrials	25.8%
Information Technology	15.2%
Financial	14.4%
Consumer Discretionary	10.2%
Health Care	8.5%
Real Estate	6.5%
Materials	5.6%
Energy	4.3%
Consumer Staples	3.1%
Other	6.4%
Other Assets and Liabilities, Net	-%
Total	100.0%

SFT Index 400 Mid-Cap Fund

Class 1

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-643-5728     Email: policyservices@securian.com

SFT Index 400 Mid-Cap Fund

Class 1

Semi-Annual Shareholder Report

SFT Index 400 Mid-Cap Fund

Class 2

June 30, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about  SFT Index 400 Mid-Cap Fund for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Index 400 Mid-Cap Fund (Class 2)	$29	0.54%

Key Fund Statistics

  Total Net Assets$272,754,699
  # of Portfolio Holdings403
  Portfolio Turnover Rate11%
  Total Advisory Fees Paid$189,652

What did the Fund invest in?

Ten Largest Holdings (% of Net Assets)

Table Summary
Twilio, Inc., Class A	0.8%
Carpenter Technology Corp.	0.8%
MKS, Inc.	0.8%
Curtiss-Wright Corp.	0.8%
nVent Electric PLC	0.7%
Entegris, Inc.	0.7%
ATI, Inc.	0.7%
Illumina, Inc.	0.7%
TechnipFMC PLC	0.7%
Sterling Infrastructure, Inc.	0.7%
Total	7.4%

Sector Diversification (% of net assets)

Table Summary
Industrials	25.8%
Information Technology	15.2%
Financial	14.4%
Consumer Discretionary	10.2%
Health Care	8.5%
Real Estate	6.5%
Materials	5.6%
Energy	4.3%
Consumer Staples	3.1%
Other	6.4%
Other Assets and Liabilities, Net	-%
Total	100.0%

SFT Index 400 Mid-Cap Fund

Class 2

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-643-5728     Email: policyservices@securian.com

SFT Index 400 Mid-Cap Fund

Class 2

Semi-Annual Shareholder Report

SFT Index 500 Fund

Class 1

June 30, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about  SFT Index 500 Fund for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Index 500 Fund (Class 1)	$9	0.17%

Key Fund Statistics

  Total Net Assets$1,729,851,312
  # of Portfolio Holdings505
  Portfolio Turnover Rate1%
  Total Advisory Fees Paid$1,063,426

What did the Fund invest in?

Ten Largest Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%
Total	36.0%

Sector Diversification (% of net assets)

Table Summary
Information Technology	37.7%
Financial	11.6%
Communication Services	9.6%
Consumer Discretionary	9.2%
Health Care	8.8%
Industrials	8.8%
Consumer Staples	4.5%
Energy	3.0%
Utilities	2.2%
Other	4.6%
Other Assets and Liabilities, Net	-%
Total	100.0%

SFT Index 500 Fund

Class 1

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-643-5728     Email: policyservices@securian.com

SFT Index 500 Fund

Class 1

Semi-Annual Shareholder Report

SFT Index 500 Fund

Class 2

June 30, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about  SFT Index 500 Fund for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Index 500 Fund (Class 2)	$22	0.42%

Key Fund Statistics

  Total Net Assets$1,729,851,312
  # of Portfolio Holdings505
  Portfolio Turnover Rate1%
  Total Advisory Fees Paid$1,063,426

What did the Fund invest in?

Ten Largest Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%
Total	36.0%

Sector Diversification (% of net assets)

Table Summary
Information Technology	37.7%
Financial	11.6%
Communication Services	9.6%
Consumer Discretionary	9.2%
Health Care	8.8%
Industrials	8.8%
Consumer Staples	4.5%
Energy	3.0%
Utilities	2.2%
Other	4.6%
Other Assets and Liabilities, Net	-%
Total	100.0%

SFT Index 500 Fund

Class 2

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-643-5728     Email: policyservices@securian.com

SFT Index 500 Fund

Class 2

Semi-Annual Shareholder Report

SFT Nomura Growth Fund (formerly SFT Macquarie Growth Fund)

Class 2

June 30, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about  SFT Nomura Growth Fund (formerly SFT Macquarie Growth Fund) for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Nomura Growth Fund (Class 2)	$47	0.96%

Key Fund Statistics

  Total Net Assets$609,115,511
  # of Portfolio Holdings36
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$1,917,642

What did the Fund invest in?

Ten Largest Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	15.6%
Apple, Inc.	8.6%
Microsoft Corp.	7.7%
Alphabet, Inc., Class A	7.1%
Advanced Micro Devices, Inc.	5.2%
Amazon.com, Inc.	5.1%
Visa, Inc., Class A	4.9%
Eli Lilly & Co.	4.8%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4.0%
Broadcom, Inc.	3.2%
Total	66.2%

Sector Diversification (% of net assets)

Table Summary
Information Technology	47.2%
Health Care	13.6%
Financial	12.8%
Communication Services	9.8%
Industrials	7.4%
Consumer Discretionary	7.1%
Materials	1.5%
Investment Companies	0.5%
Consumer Staples	0.2%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%

SFT Nomura Growth Fund

Class 2

Material Fund Changes

This is a summary of certain changes to the Fund since June 30, 2026. For more information, you may review the Fund's prospectus, which is available at www.securianfunds.com or upon request at 800-643-5728.

Effective as of May 1, 2026, the SFT Macquarie Growth Fund changed its name to SFT Nomura Growth Fund.

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-643-5728     Email: policyservices@securian.com

SFT Nomura Growth Fund

Class 2

Semi-Annual Shareholder Report

SFT Nomura Small Cap Growth Fund (formerly SFT Macquarie Small Cap Growth Fund)

Class 2

June 30, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about  SFT Nomura Small Cap Growth Fund (formerly SFT Macquarie Small Cap Growth Fund) for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Nomura Small Cap Growth Fund (Class 2)	$70	1.28%

Key Fund Statistics

  Total Net Assets$194,204,169
  # of Portfolio Holdings81
  Portfolio Turnover Rate58%
  Total Advisory Fees Paid$730,713

What did the Fund invest in?

Ten Largest Holdings (% of Net Assets)

Table Summary
Mirum Pharmaceuticals, Inc.	2.3%
PriceSmart, Inc.	2.2%
DigitalOcean Holdings, Inc.	2.2%
FirstCash Holdings, Inc.	2.1%
Kontoor Brands, Inc.	2.1%
Agilysys, Inc.	2.0%
Adaptive Biotechnologies Corp.	2.0%
Advanced Energy Industries, Inc.	2.0%
Encompass Health Corp.	2.0%
A10 Networks, Inc.	1.9%
Total	20.8%

Sector Diversification (% of net assets)

Table Summary
Health Care	26.1%
Information Technology	23.7%
Industrials	18.7%
Financial	8.7%
Consumer Discretionary	7.6%
Energy	4.5%
Materials	3.8%
Consumer Staples	3.3%
Communication Services	2.2%
Other	1.5%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%

SFT Nomura Small Cap Growth Fund

Class 2

Material Fund Changes

This is a summary of certain changes to the Fund since June 30, 2026. For more information, you may review the Fund's prospectus, which is available at www.securianfunds.com or upon request at 800-643-5728.

Effective as of May 1, 2026, the SFT Macquarie Small Cap Growth Fund changed its name to SFT Nomura Small Cap Growth Fund.

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-643-5728     Email: policyservices@securian.com

SFT Nomura Small Cap Growth Fund

Class 2

Semi-Annual Shareholder Report

SFT Real Estate Securities Fund

Class 1

June 30, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about  SFT Real Estate Securities Fund for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Real Estate Securities Fund (Class 1)	$52	0.97%

Key Fund Statistics

  Total Net Assets$124,591,735
  # of Portfolio Holdings41
  Portfolio Turnover Rate15%
  Total Advisory Fees Paid$421,166

What did the Fund invest in?

Ten Largest Holdings (% of Net Assets)

Table Summary
Welltower, Inc.	13.7%
Digital Realty Trust, Inc.	9.5%
Prologis, Inc.	4.5%
American Tower Corp.	4.5%
Extra Space Storage, Inc.	4.4%
Crown Castle, Inc.	4.0%
Equinix, Inc.	3.6%
Agree Realty Corp.	3.6%
Sun Communities, Inc.	3.3%
Iron Mountain, Inc.	3.1%
Total	54.2%

Sector Diversification (% of net assets)

Table Summary
Real Estate	96.4%
Investment Companies	1.4%
Consumer Discretionary	1.3%
Health Care	0.7%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

SFT Real Estate Securities Fund

Class 1

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-643-5728     Email: policyservices@securian.com

SFT Real Estate Securities Fund

Class 1

Semi-Annual Shareholder Report

SFT Real Estate Securities Fund

Class 2

June 30, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about  SFT Real Estate Securities Fund for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Real Estate Securities Fund (Class 2)	$65	1.22%

Key Fund Statistics

  Total Net Assets$124,591,735
  # of Portfolio Holdings41
  Portfolio Turnover Rate15%
  Total Advisory Fees Paid$421,166

What did the Fund invest in?

Ten Largest Holdings (% of Net Assets)

Table Summary
Welltower, Inc.	13.7%
Digital Realty Trust, Inc.	9.5%
Prologis, Inc.	4.5%
American Tower Corp.	4.5%
Extra Space Storage, Inc.	4.4%
Crown Castle, Inc.	4.0%
Equinix, Inc.	3.6%
Agree Realty Corp.	3.6%
Sun Communities, Inc.	3.3%
Iron Mountain, Inc.	3.1%
Total	54.2%

Sector Diversification (% of net assets)

Table Summary
Real Estate	96.4%
Investment Companies	1.4%
Consumer Discretionary	1.3%
Health Care	0.7%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

SFT Real Estate Securities Fund

Class 2

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-643-5728     Email: policyservices@securian.com

SFT Real Estate Securities Fund

Class 2

Semi-Annual Shareholder Report

SFT T. Rowe Price Value Fund

Class 2

June 30, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about  SFT T. Rowe Price Value Fund for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT T. Rowe Price Value Fund (Class 2)	$52	0.98%

Key Fund Statistics

  Total Net Assets$217,434,496
  # of Portfolio Holdings110
  Portfolio Turnover Rate39%
  Total Advisory Fees Paid$595,734

What did the Fund invest in?

Ten Largest Holdings (% of Net Assets)

Table Summary
Amazon.com, Inc.	5.5%
Apple, Inc.	5.3%
Microsoft Corp.	3.4%
JPMorgan Chase & Co.	3.4%
Berkshire Hathaway, Inc., Class B	2.8%
Deere & Co.	2.6%
Keysight Technologies, Inc.	2.4%
Johnson & Johnson	2.2%
UnitedHealth Group, Inc.	2.0%
Westinghouse Air Brake Technologies Corp.	1.8%
Total	31.4%

Sector Diversification (% of net assets)

Table Summary
Information Technology	19.3%
Financial	18.1%
Health Care	13.2%
Industrials	12.7%
Consumer Discretionary	10.2%
Energy	7.7%
Consumer Staples	4.6%
Materials	4.1%
Real Estate	3.5%
Other	6.1%
Other Assets and Liabilities, Net	0.5%
Total	100.0%

SFT T. Rowe Price Value Fund

Class 2

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-643-5728     Email: policyservices@securian.com

SFT T. Rowe Price Value Fund

Class 2

Semi-Annual Shareholder Report

SFT Wellington Core Equity Fund

Class 1

June 30, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about  SFT Wellington Core Equity Fund for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Wellington Core Equity Fund (Class 1)	$40	0.77%

Key Fund Statistics

  Total Net Assets$141,916,304
  # of Portfolio Holdings74
  Portfolio Turnover Rate21%
  Total Advisory Fees Paid$373,997

What did the Fund invest in?

Ten Largest Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	8.4%
Apple, Inc.	6.8%
Alphabet, Inc., Class A	6.8%
Microsoft Corp.	5.2%
Amazon.com, Inc.	4.6%
Broadcom, Inc.	3.7%
Micron Technology, Inc.	2.5%
Eli Lilly & Co.	2.4%
Meta Platforms, Inc., Class A	2.3%
KLA Corp.	2.2%
Total	44.9%

Sector Diversification (% of net assets)

Table Summary
Information Technology	36.2%
Communication Services	11.1%
Financial	10.6%
Industrials	9.6%
Consumer Discretionary	8.2%
Health Care	7.8%
Consumer Staples	5.7%
Energy	3.1%
Utilities	2.3%
Other	5.5%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%

SFT Wellington Core Equity Fund

Class 1

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-643-5728     Email: policyservices@securian.com

SFT Wellington Core Equity Fund

Class 1

Semi-Annual Shareholder Report

SFT Wellington Core Equity Fund

Class 2

June 30, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about  SFT Wellington Core Equity Fund for the period of  January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-643-5728.

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Wellington Core Equity Fund (Class 2)	$52	1.01%

Key Fund Statistics

  Total Net Assets$141,916,304
  # of Portfolio Holdings74
  Portfolio Turnover Rate21%
  Total Advisory Fees Paid$373,997

What did the Fund invest in?

Ten Largest Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	8.4%
Apple, Inc.	6.8%
Alphabet, Inc., Class A	6.8%
Microsoft Corp.	5.2%
Amazon.com, Inc.	4.6%
Broadcom, Inc.	3.7%
Micron Technology, Inc.	2.5%
Eli Lilly & Co.	2.4%
Meta Platforms, Inc., Class A	2.3%
KLA Corp.	2.2%
Total	44.9%

Sector Diversification (% of net assets)

Table Summary
Information Technology	36.2%
Communication Services	11.1%
Financial	10.6%
Industrials	9.6%
Consumer Discretionary	8.2%
Health Care	7.8%
Consumer Staples	5.7%
Energy	3.1%
Utilities	2.3%
Other	5.5%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%

SFT Wellington Core Equity Fund

Class 2

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-643-5728     Email: policyservices@securian.com

SFT Wellington Core Equity Fund

Class 2

(b)           Not applicable.

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the code of ethics is filed under Item 19(a)(1) of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees (the “Board”) of the registrant has determined that Julie K. Getchell is an “audit committee financial expert”, as defined in Item 3 of Form N-CSR. Ms. Getchell is “independent” for purposes of Item 3 of Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and of the Board in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or of the Board.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. The information required by Item 4 is only required in an annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)           Schedule of Investments is included within the report transmitted to shareholders filed under Item 1 of this Form N-CSR.

(b)           Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The registrant’s most recent unaudited semi-annual financial statements are included within the report transmitted to shareholders pursuant to Rule 30e-1 filed under Item 1 of this Form N-CSR.

SECURIAN FUNDS TRUST

Offered in Minnesota Life
Insurance Company and
Securian Life Insurance
Company variable products

Shareholder report

June 30, 2026

SFT Balanced Stabilization Fund

SFT Core Bond Fund

SFT Equity Stabilization Fund

SFT Government Money Market Fund

SFT Index 400 Mid-Cap Fund

SFT Index 500 Fund

SFT Nomura Growth Fund (formerly SFT Macquarie Growth Fund)

SFT Nomura Small Cap Growth Fund (formerly SFT Macquarie Small Cap Growth Fund)

SFT Real Estate Securities Fund

SFT T. Rowe Price Value Fund

SFT Wellington Core Equity Fund

SFT Balanced Stabilization Fund

Investments in Securities

June 30, 2026
(Unaudited)

(Percentages of each investment category relate to total net assets)

Principal	Value(a)
Principal	Value(a)
Long-Term Debt Securities (32.5%)
Government Obligations (1.7%)
U.S. Government Agencies and Obligations (1.7%)
Federal Home Loan Mortgage Corporation (0.0%)
3.000%, 09/01/43	$37,849	$34,415
3.500%, 10/01/44	38,076	35,539
3.500%, 11/01/44	37,450	34,950
3.500%, 12/01/44	40,989	38,252
		143,156
Federal National Mortgage Association (0.0%)
3.000%, 04/01/43	57,276	51,996
3.000%, 05/01/43	18,493	16,808
3.000%, 06/01/43	85,713	77,700
3.500%, 08/01/42	37,268	34,895
3.500%, 02/01/43	45,013	42,228
		223,627
U.S. Treasury (1.7%)
U.S. Treasury Bonds 4.000%, 11/15/42	5,530,000	5,008,106
4.000%, 11/15/52	1,200,000	1,031,344
U.S. Treasury Notes, 3.875%, 12/31/27	3,350,000	3,336,522
		9,375,972
Total government obligations (cost: $10,413,914)		9,742,755
Other Mortgage-Backed Securities (0.2%)
Commercial Mortgage-Backed Securities (0.2%)
Bank, Series 2019-BN18, Class A4, 3.584%, 05/15/62	1,500,000	1,440,803
Total other mortgage-backed securities (cost: $1,541,323)		1,440,803
Corporate Obligations (30.6%)
Basic Materials (0.7%)
Chemicals (0.2%)
Mosaic Co., 5.450%, 11/15/33	200,000	202,670
Yara International ASA, 3.148%, 06/04/30 (b)	1,000,000	935,839
		1,138,509
Mining (0.5%)
Anglo American Capital PLC, 2.625%, 09/10/30 (b)	2,000,000	1,836,399
Fortescue Treasury Pty. Ltd., 6.125%, 04/15/32 (b)	1,000,000	1,028,500
		2,864,899
Communications (2.4%)
Internet & Telecom (0.5%)
Amazon.com, Inc., 3.875%, 08/22/37	1,000,000	896,568
Netflix, Inc., 4.875%, 04/15/28	2,000,000	2,015,081
		2,911,649
Media (0.8%)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.750%, 02/15/28	$1,500,000	$1,470,523
6.834%, 10/23/55	1,000,000	934,605
Comcast Corp.
2.887%, 11/01/51	1,319,000	750,723
2.937%, 11/01/56	327,000	178,011
4.200%, 08/15/34 (c)	500,000	464,676
Walt Disney Co., 4.950%, 10/15/45	500,000	459,285
		4,257,823
Telecommunication (1.1%)
AT&T, Inc.
2.550%, 12/01/33	943,000	793,043
3.550%, 09/15/55	1,405,000	909,040
3.800%, 12/01/57	75,000	50,308
4.500%, 05/15/35	1,000,000	943,065
T-Mobile USA, Inc., 2.700%, 03/15/32	1,000,000	889,712
Verizon Communications, Inc.
2.650%, 11/20/40	1,000,000	708,498
2.987%, 10/30/56	1,194,000	706,591
3.000%, 11/20/60	2,000,000	1,148,239
		6,148,496
Consumer Cyclical (1.6%)
Auto Manufacturers (0.4%)
General Motors Financial Co., Inc., 5.000%, 04/09/27	2,000,000	2,007,154
Passenger Airlines (0.6%)
Air Canada Pass-Through Trust, Series 2015‑2, Class A, 4.125%, 06/15/29 (b)	573,706	562,099
American Airlines Pass-Through Trust, Series 2015‑2, Class A, 4.000%, 03/22/29	526,216	516,258
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.750%, 10/20/28 (b)	1,666,667	1,664,773
United Airlines Pass-Through Trust, Series 2018‑1, Class AA, 3.500%, 09/01/31	755,017	728,211
		3,471,341
Retail (0.6%)
Lowe’s Cos., Inc.
3.700%, 04/15/46	2,000,000	1,507,867
5.625%, 04/15/53	2,250,000	2,174,555
		3,682,422
Consumer, Non-cyclical (5.7%)
Agricultural Operations (0.4%)
Cargill, Inc.
3.125%, 05/25/51 (b)	1,000,000	670,761
4.375%, 04/22/52 (b)	2,150,000	1,778,527
		2,449,288

See accompanying notes to financial statements.

SFT Balanced Stabilization Fund

Investments in Securities – continued

Principal	Value(a)
Principal	Value(a)
Beverages (0.3%)
Constellation Brands, Inc., 5.250%, 11/15/48	$2,050,000	$1,891,942
Biotechnology (1.0%)
Amgen, Inc., 4.050%, 08/18/29	2,000,000	1,970,280
Bio-Rad Laboratories, Inc., 3.700%, 03/15/32	2,000,000	1,860,895
Gilead Sciences, Inc., 4.600%, 09/01/35	2,000,000	1,946,312
		5,777,487
Commercial Services (0.6%)
Ashtead Capital, Inc., 5.500%, 08/11/32 (b)	2,000,000	2,044,375
Global Payments, Inc., 5.300%, 08/15/29	1,500,000	1,509,612
		3,553,987
Food Products (0.6%)
General Mills, Inc., 3.000%, 02/01/51	1,002,000	635,542
Kroger Co., 5.150%, 08/01/43	1,100,000	1,025,923
Mars, Inc., 3.950%, 04/01/49 (b)	1,000,000	788,620
Tyson Foods, Inc., 5.150%, 08/15/44	1,000,000	925,719
		3,375,804
Health Care Equipment & Supplies (0.2%)
Abbott Laboratories, 4.750%, 11/30/36	1,000,000	977,828
Health Care Providers & Services (0.9%)
Centene Corp., 2.625%, 08/01/31	2,000,000	1,743,166
Elevance Health, Inc., 4.375%, 12/01/47	1,000,000	826,575
HCA, Inc., 6.000%, 04/01/54	1,500,000	1,486,634
Novant Health, Inc., 2.637%, 11/01/36	1,000,000	795,873
		4,852,248
Household Products (0.1%)
Kimberly-Clark Corp., 3.900%, 05/04/47	1,000,000	786,976
Personal Care (0.2%)
Estee Lauder Cos., Inc., 4.150%, 03/15/47	1,000,000	800,878
Pharmaceuticals (1.4%)
AbbVie, Inc. 4.400%, 11/06/42	1,000,000	882,171
4.450%, 05/14/46	1,000,000	862,140
Becton Dickinson & Co., 4.298%, 08/22/32	2,000,000	1,940,207
Bristol-Myers Squibb Co., 5.200%, 02/22/34	1,000,000	1,021,132
CVS Pass-Through Trust, 6.943%, 01/10/30	70,096	71,886
Takeda Pharmaceutical Co. Ltd., 5.000%, 11/26/28	$2,000,000	$2,015,085
Viatris, Inc., 4.000%, 06/22/50	2,000,000	1,378,254
		8,170,875
Energy (1.9%)
Oil & Gas (0.9%)
APA Corp., 6.100%, 02/15/35	1,000,000	1,033,112
Baker Hughes Holdings LLC/ Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/27	1,000,000	984,922
BP Capital Markets America, Inc., 4.234%, 11/06/28	1,000,000	993,622
Devon Energy Corp., 3.900%, 05/15/27 (b)	1,000,000	993,130
Phillips 66, 4.650%, 11/15/34	1,000,000	970,341
		4,975,127
Pipelines (1.0%)
Energy Transfer LP, 4.900%, 03/15/35	1,000,000	975,615
Enterprise Products Operating LLC, Series J, 5.750%, 03/01/35	250,000	259,370
Kinder Morgan, Inc., 5.300%, 12/01/34	750,000	756,523
MPLX LP, 4.950%, 09/01/32	2,000,000	1,990,738
Whistler Pipeline LLC, 5.950%, 09/30/34 (b)	1,000,000	1,025,474
Williams Cos., Inc., 3.750%, 06/15/27	500,000	496,745
		5,504,465
Financial (10.1%)
Banks (6.4%)
Bank of America Corp.
Series L, 4.183%, 11/25/27	1,000,000	995,316
4.244%, 04/24/38 (3-Month USD TERM SOFR + 2.076%) (d)	1,000,000	915,296
4.948%, 07/22/28 (SOFRRATE + 2.040%) (d)	1,500,000	1,506,341
Bank of New York Mellon Corp.
3.442%, 02/07/28 (3-Month USD TERM SOFR + 1.331%) (d)	1,000,000	995,514
Series J, 4.967%, 04/26/34 (SOFRRATE + 1.606%) (d)	1,500,000	1,499,868
5.834%, 10/25/33 (SOFRRATE + 2.074%) (d)	1,000,000	1,051,518
Citigroup, Inc. 3.980%, 03/20/30 (3-Month USD TERM SOFR + 1.600%) (d)	1,000,000	981,084
4.750%, 05/18/46	1,200,000	1,028,649
Fifth Third Bancorp, 6.361%, 10/27/28 (SOFRRATE + 2.192%) (d)	1,000,000	1,022,535
Fifth Third Bank NA, 5.332%, 08/25/33 (SOFRRATE + 2.610%) (d)	2,000,000	2,000,516

See accompanying notes to financial statements.

SFT Balanced Stabilization Fund

Investments in Securities – continued

Principal	Value(a)
Principal	Value(a)
First Republic Bank Series BKNT, 4.375%, 08/01/46 (e)	$575,000	$57
Series BKNT, 4.625%, 02/13/47 (e)	1,379,000	138
Goldman Sachs Group, Inc. 3.850%, 01/26/27	1,000,000	997,660
4.482%, 08/23/28 (SOFRRATE + 1.725%) (d)	2,000,000	1,998,244
5.150%, 05/22/45	1,000,000	914,033
JPMorgan Chase & Co. 3.328%, 04/22/52 (SOFRRATE + 1.580%) (d)	2,000,000	1,390,434
3.897%, 01/23/49 (3-Month USD TERM SOFR + 1.482%) (d)	1,000,000	782,458
Keybank National Association, Series BKNT, 4.390%, 12/14/27	3,000,000	2,994,130
M&T Bank Corp., 5.400%, 07/30/35 (5 year CMT + 1.430%) (d)	3,000,000	2,996,763
Morgan Stanley 2.802%, 01/25/52 (SOFRRATE + 1.430%) (d)	2,000,000	1,247,963
6.342%, 10/18/33 (SOFRRATE + 2.560%) (d)	1,000,000	1,066,462
PNC Bank NA, Series BKNT, 4.050%, 07/26/28	1,000,000	988,713
State Street Corp., 6.123%, 11/21/34 (SOFRRATE + 1.958%) (d)	1,500,000	1,583,203
Truist Financial Corp. 5.867%, 06/08/34 (SOFRRATE + 2.361%) (d)	1,000,000	1,041,530
6.123%, 10/28/33 (SOFRRATE + 2.300%) (d)	2,000,000	2,112,872
U.S. Bancorp, 5.850%, 10/21/33 (SOFRRATE + 2.090%) (d)	1,000,000	1,044,011
Wells Fargo & Co. 3.068%, 04/30/41 (SOFRRATE + 2.530%) (d)	1,600,000	1,224,740
4.750%, 12/07/46	2,300,000	1,965,217
		36,345,265
Financial Services (1.5%)
American Express Co. 3.300%, 05/03/27	1,000,000	992,024
4.050%, 12/03/42	1,000,000	848,353
Capital One Financial Corp. 4.100%, 02/09/27	1,000,000	998,578
5.468%, 02/01/29 (SOFRRATE + 2.080%) (d)	1,500,000	1,518,871
Eaton Vance Corp., 3.500%, 04/06/27	1,000,000	993,396
Intercontinental Exchange, Inc., 4.350%, 06/15/29	3,000,000	2,975,577
		8,326,799

Insurance (1.6%)
American Financial Group, Inc., 4.500%, 06/15/47	$1,000,000	$826,654
Arch Capital Finance LLC, 4.011%, 12/15/26 (c)	1,000,000	999,370
Marsh & McLennan Cos., Inc., 4.350%, 01/30/47	500,000	417,480
Metropolitan Life Global Funding I, 1.550%, 01/07/31 (b)	3,000,000	2,615,325
Old Republic International Corp., 5.750%, 03/28/34	1,500,000	1,528,157
Principal Life Global Funding II, 1.500%, 08/27/30 (b)	3,000,000	2,623,017
		9,010,003
Real Estate Investment Trust — Health Care (0.2%)
Alexandria Real Estate Equities, Inc., 4.500%, 07/30/29	500,000	494,590
DOC Dr. LLC, 4.300%, 03/15/27	1,000,000	998,831
		1,493,421
Specialized REITs (0.4%)
American Tower Corp., 3.375%, 10/15/26	1,000,000	997,239
Crown Castle, Inc., 4.750%, 05/15/47	1,000,000	849,986
Goodman U.S. Finance Four LLC, 4.500%, 10/15/37 (b)	500,000	455,952
		2,303,177
Industrials (2.5%)
Aerospace & Defense (0.5%)
Lockheed Martin Corp., 1.850%, 06/15/30	1,000,000	901,595
RTX Corp. 4.050%, 05/04/47	500,000	403,663
4.125%, 11/16/28	1,500,000	1,488,668
		2,793,926
Building Products (0.3%)
Carlisle Cos., Inc., 3.750%, 12/01/27	1,000,000	989,386
CRH America Finance, Inc., 4.400%, 05/09/47 (b)	1,000,000	836,621
		1,826,007
Electrical Equipment (0.5%)
Flex Ltd., 4.875%, 06/15/29	1,000,000	1,001,453
Jabil, Inc., 3.600%, 01/15/30	2,000,000	1,916,561
		2,918,014
Packaging & Containers (0.4%)
Amcor Finance USA, Inc., 4.500%, 05/15/28	1,000,000	997,296
Sealed Air Corp., 6.875%, 07/15/33 (b)	1,000,000	993,404
		1,990,700

See accompanying notes to financial statements.

SFT Balanced Stabilization Fund

Investments in Securities – continued

Principal	Value(a)
Shares/ Principal	Value(a)
Transportation (0.6%)
Canadian Pacific Railway Co., 4.300%, 05/15/43	$250,000	$216,410
FedEx Corp., 4.400%, 01/15/47	1,000,000	856,911
Union Pacific Corp., 5.375%, 06/01/33	2,500,000	2,551,881
		3,625,202
Trucking & Leasing (0.2%)
GATX Corp., 4.550%, 11/07/28	1,000,000	995,875
Information Technology (2.1%)
Computers (0.9%)
Apple, Inc., 4.375%, 05/13/45 (c)	1,000,000	869,158
Dell International LLC/EMC Corp., 6.200%, 07/15/30	2,000,000	2,099,500
Leidos, Inc., 4.375%, 05/15/30	2,000,000	1,959,675
		4,928,333
Semiconductor Equipment (0.8%)
Broadcom, Inc., 3.419%, 04/15/33	2,000,000	1,825,620
Micron Technology, Inc., 2.703%, 04/15/32	2,000,000	1,793,411
QUALCOMM, Inc., 4.650%, 05/20/35	1,000,000	979,889
		4,598,920
Software (0.4%)
Oracle Corp., 3.800%, 11/15/37	1,000,000	800,678
VMware LLC, 1.400%, 08/15/26	1,800,000	1,793,147
		2,593,825
Utilities (3.6%)
Electric Utilities (3.1%)
Alabama Power Co., 3.125%, 07/15/51	2,000,000	1,322,497
Ameren Illinois Co., 3.700%, 12/01/47	1,000,000	758,673
Arizona Public Service Co., 4.350%, 11/15/45	1,000,000	822,753
CenterPoint Energy Houston Electric LLC, Series AJ, 4.850%, 10/01/52	3,150,000	2,821,978
Duke Energy Corp., 4.500%, 08/15/32	1,000,000	981,170
Duke Energy Florida LLC, 5.950%, 11/15/52	1,000,000	1,029,172
Duke Energy Progress LLC, 3.600%, 09/15/47	1,000,000	741,731
Entergy Texas, Inc., 3.450%, 12/01/27	3,000,000	2,938,264
Northern States Power Co., 3.750%, 12/01/47	1,000,000	738,796
Oglethorpe Power Corp., 4.250%, 04/01/46	800,000	634,172
Oklahoma Gas & Electric Co., 4.150%, 04/01/47	$500,000	$405,284
Union Electric Co., 5.250%, 01/15/54	1,500,000	1,395,249
Wisconsin Power & Light Co., 3.950%, 09/01/32	3,000,000	2,855,014
		17,444,753
Gas Utilities (0.4%)
Atmos Energy Corp., 4.125%, 03/15/49	750,000	601,616
National Fuel Gas Co., 4.750%, 09/01/28	1,000,000	998,089
Washington Gas Light Co., Series K, 3.796%, 09/15/46	1,000,000	764,239
		2,363,944
Water Utilities (0.1%)
American Water Capital Corp., 3.750%, 09/01/47	1,000,000	764,861
	Total corporate obligations (cost: $181,668,303)	173,922,223
	Total long-term debt securities (cost: $193,623,540)	185,105,781
Mutual Funds (65.1%)
Investment Companies (65.1%)
iShares Core S&P 500 ETF (c) (f)	35,840	26,840,217
SFT Index 500 Fund Class 1 (f) (g) (h)	9,042,666	303,889,665
State Street SPDR S&P 500 ETF Trust (c) (f)	33,000	24,643,410
Vanguard S&P 500 ETF (f)	21,800	14,972,458
	Total mutual funds (cost: $114,949,512)	370,345,750
Short-Term Securities (2.0%)
Investment Companies (2.0%)
State Street Institutional U.S. Government Money Market Fund, current rate 3.580%	11,267,400	11,267,400
	Total short-term securities (cost: $11,267,400)	11,267,400
	Total investments excluding purchased options (99.6%) (cost: $319,840,452)	566,718,931
	Total purchased options outstanding (0.0%) (cost: $482,790)	83,600
Total investments in securities (cost: $320,323,242) (i)		566,802,531
Cash and other assets in excess of liabilities (0.4%)		2,201,782
Total net assets (100.0%)		$569,004,313

See accompanying notes to financial statements.

SFT Balanced Stabilization Fund

Investments in Securities – continued

Investments in Securities Legend

(a)
Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.
(b)
Security sold within terms of a private placement memorandum exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be sold only to dealers in that program.
(c)
Fully or partially pledged as initial margin deposits on open futures contracts.
(d)
Variable rate security.
(e)
In default due to bankruptcy.
(f)
Reports and other information about these investment companies are available in the EDGAR database on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
(g)
Affiliated security.
(h)
Non-income producing security.
(i)
At June 30, 2026, the cost of investments for federal income tax purposes was $319,448,960. The aggregate unrealized appreciation and depreciation of investments based on this cost were:
Gross unrealized appreciation	$256,868,267
Gross unrealized depreciation	(10,015,397)
Net unrealized appreciation	$246,852,870

Holdings of Open Futures Contracts

On June 30, 2026, securities with an aggregate market value of $24,262,059 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Fair Value		Unrealized Appreciation/ (Depreciation)(a)
2 Year U.S. Treasury Note	September 2026	25		Long	$5,162,559			$5,153,320		$(9,239)
3-Month SOFR Futures	September 2026	60		Long		14,437,681			14,412,750		(24,931)
5 Year U.S. Treasury Note	September 2026	215		Long		23,023,997			23,015,078		(8,919)
10 Year U.S. Ultra	September 2026	110		Long		12,301,378			12,371,563		70,185
Ultra U.S. Treasury Bond	September 2026	20		Long		2,282,396			2,323,125		40,729
S&P 500 E-Mini Index Future	September 2026	88		Short	(32,664,674)		(33,212,300)			(547,626)
							$24,063,536			$(479,801)

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2026:

Description	Exercise Price	Expiration Date		Number of Contracts	Notional Amount	Value(a)
CBOE Volatility Index	$25		July 2026		2,090	$209,000	$83,600

Call Options Written:

The Fund had the following call options written open at June 30, 2026:

Description	Exercise Price	Expiration Date		Number of Contracts	Notional Amount	Value(a)
CBOE Volatility Index	$45		July 2026		2,090		$209,000	$(20,900)

See accompanying notes to financial statements.

SFT Core Bond Fund

Investments in Securities

June 30, 2026
(Unaudited)

(Percentages of each investment category relate to total net assets)

Principal	Value(a)
Principal	Value(a)
Long-Term Debt Securities (109.2%)
Government Obligations (69.4%)
U.S. Government Agencies and Obligations (69.4%)
Federal Home Loan Mortgage Corporation (9.0%)
2.000%, 07/01/41	$1,275,197	$1,101,996
2.000%, 11/01/51	4,210,853	3,387,817
2.000%, 03/01/52	2,366,846	1,906,777
2.500%, 03/01/52	6,356,520	5,362,124
3.000%, 08/01/42	206,756	187,811
3.000%, 12/01/42	71,402	64,873
3.000%, 01/01/43	105,358	95,683
3.000%, 02/01/43	237,201	215,569
3.000%, 04/01/43	366,972	332,741
3.000%, 02/01/52	2,624,359	2,314,814
3.500%, 05/01/32	43,147	41,983
3.500%, 03/01/42	248,735	233,246
3.500%, 08/01/42	208,491	195,476
3.500%, 11/01/52	4,344,409	3,955,436
4.000%, 09/01/40	186,342	180,510
4.000%, 11/01/40	374,450	362,776
4.000%, 02/01/41	89,900	87,403
4.000%, 03/01/41	90,886	88,361
4.000%, 08/01/52	4,755,556	4,461,400
4.000%, 09/01/52	2,488,151	2,336,373
4.000%, 11/01/52	2,876,215	2,705,259
4.000%, 02/01/53	472,174	443,488
4.500%, 09/01/40	28,137	27,864
4.500%, 01/01/41	126,419	125,306
4.500%, 02/01/41	86,527	85,765
4.500%, 03/01/41	182,475	180,868
4.500%, 04/01/41	167,015	164,961
4.500%, 09/01/52	538,051	520,598
4.500%, 10/01/52	887,807	859,626
4.500%, 11/01/52	3,543,865	3,426,106
4.500%, 10/01/53	1,158,320	1,121,733
5.000%, 05/01/29	2,650	2,651
5.000%, 04/01/35	30,591	30,739
5.000%, 08/01/35	13,084	13,213
5.000%, 11/01/35	31,620	31,910
5.000%, 11/01/39	167,497	169,161
5.000%, 04/01/40	54,359	54,899
5.000%, 08/01/40	34,105	34,444
5.500%, 05/01/34	168,529	169,711
5.500%, 10/01/34	49,374	50,068
5.500%, 07/01/35	71,359	72,340
5.500%, 10/01/35	76,155	77,282
5.500%, 12/01/38	44,614	45,670
6.000%, 11/01/33	82,210	84,119
6.500%, 09/01/32	8,430	8,724
6.500%, 11/01/32	7,934	8,210
6.500%, 06/01/36	52,998	56,090
7.000%, 12/01/37	18,282	19,307
		37,503,281
Federal National Mortgage Association (9.3%)
2.000%, 04/01/51	2,378,388	1,917,360
2.000%, 11/01/51	10,703,169	8,617,599
2.000%, 03/01/52	1,103,612	887,231
2.500%, 12/01/51	2,083,292	1,757,432
2.500%, 03/01/52	2,157,800	1,816,997
2.500%, 04/01/52	3,613,523	3,059,579
3.000%, 09/01/42	48,490	44,056
3.000%, 01/01/46	$46,300	$41,618
3.000%, 05/01/52	2,020,204	1,767,304
3.000%, 06/01/52	352,625	310,971
3.500%, 12/01/32	37,689	36,619
3.500%, 11/01/40	170,162	159,955
3.500%, 01/01/41	192,668	181,172
3.500%, 02/01/41	220,054	206,118
3.500%, 04/01/41	107,015	100,485
3.500%, 11/01/41	668,711	627,486
3.500%, 12/01/41	135,196	126,806
3.500%, 05/01/42	69,800	65,555
3.500%, 01/01/43	146,086	136,454
3.500%, 02/01/43	180,050	168,914
3.500%, 05/01/43	588,142	546,441
4.000%, 12/01/40	24,577	23,776
4.000%, 04/01/41	355,961	345,711
4.000%, 09/01/41	89,432	86,781
4.000%, 11/01/41	62,463	60,366
4.000%, 06/01/42	189,426	183,029
4.000%, 09/01/43	118,555	112,916
4.000%, 06/01/52	1,033,326	971,628
4.500%, 05/01/35	50,576	49,736
4.500%, 07/01/35	114,964	112,916
4.500%, 09/01/37	42,046	41,335
4.500%, 06/01/39	55,048	54,397
4.500%, 04/01/41	438,921	435,057
4.500%, 07/01/41	328,754	325,816
4.500%, 07/01/47	125,394	122,103
4.500%, 08/01/52	4,637,756	4,487,092
4.500%, 04/01/53	774,327	749,106
5.000%, 11/01/33	48,005	48,112
5.000%, 03/01/34	37,525	37,414
5.000%, 05/01/34	9,304	9,286
5.000%, 12/01/34	47,437	47,370
5.000%, 07/01/35	44,754	44,716
5.000%, 08/01/35	21,146	21,355
5.000%, 03/01/38	19,989	20,187
5.000%, 04/01/38	41,069	41,244
5.000%, 06/01/39	36,112	36,379
5.000%, 12/01/39	121,000	122,202
5.000%, 06/01/40	15,316	15,469
5.000%, 04/01/41	155,355	156,900
5.000%, 05/01/53	1,890,286	1,870,933
5.000%, 11/01/53	1,740,489	1,723,873
5.500%, 04/01/33	181,481	182,367
5.500%, 05/01/33	2,116	2,136
5.500%, 12/01/33	15,805	15,934
5.500%, 01/01/34	33,659	33,958
5.500%, 02/01/34	35,489	35,655
5.500%, 03/01/34	29,434	29,573
5.500%, 04/01/34	32,601	32,754
5.500%, 05/01/34	1,023	1,028
5.500%, 09/01/34	48,858	49,088
5.500%, 10/01/34	15,161	15,292
5.500%, 01/01/35	25,041	25,159
5.500%, 02/01/35	53,434	53,730
5.500%, 04/01/35	56,660	56,927
5.500%, 06/01/35	2,630	2,693
5.500%, 08/01/35	34,320	34,542
5.500%, 10/01/35	78,554	78,923
5.500%, 11/01/35	16,717	17,215
5.500%, 09/01/36	32,048	32,404

See accompanying notes to financial statements.

SFT Core Bond Fund

Investments in Securities – continued

Principal	Value(a)
Principal	Value(a)
5.500%, 12/01/39	$22,361	$22,937
5.500%, 07/01/53	1,080,770	1,090,339
5.500%, 09/01/53	749,809	758,328
6.000%, 09/01/32	3,160	3,267
6.000%, 10/01/32	103,403	105,803
6.000%, 11/01/32	100,564	103,631
6.000%, 03/01/33	81,149	83,033
6.000%, 12/01/33	40,578	41,520
6.000%, 08/01/34	8,361	8,654
6.000%, 09/01/34	7,898	8,081
6.000%, 11/01/34	3,970	4,062
6.000%, 12/01/34	29,186	29,903
6.000%, 11/01/36	4,325	4,527
6.000%, 01/01/37	59,698	62,633
6.000%, 08/01/37	30,528	31,727
6.000%, 10/01/38	40,857	42,867
6.500%, 12/01/31	8,749	9,054
6.500%, 02/01/32	53,662	55,532
6.500%, 04/01/32	26,188	27,101
6.500%, 05/01/32	5,636	5,833
6.500%, 07/01/32	29,145	30,160
6.500%, 08/01/32	27,575	28,536
6.500%, 09/01/32	18,934	19,594
6.500%, 10/01/32	22,166	22,939
6.500%, 09/01/34	1,408	1,457
6.500%, 11/01/34	1,489	1,541
6.500%, 03/01/35	20,552	21,269
6.500%, 09/01/37	37,947	39,825
6.500%, 11/01/37	16,503	17,448
7.000%, 07/01/31	14,535	15,350
7.000%, 09/01/31	46,056	48,638
7.000%, 11/01/31	32,134	33,935
7.000%, 02/01/32	16,972	17,924
7.000%, 03/01/32	2,352	2,483
7.000%, 07/01/32	11,673	12,327
7.500%, 04/01/31	8,085	8,200
7.500%, 05/01/31	2,605	2,637
		38,455,830
Government National Mortgage Association (6.0%)
3.000%, 03/15/45	308,443	276,215
3.000%, 04/15/45	563,626	504,729
3.000%, 05/15/45	29,010	25,978
3.250%, 04/20/33	41,459	39,638
3.250%, 03/20/35	460,295	436,803
3.250%, 11/20/35	260,613	246,898
3.250%, 01/20/36	454,553	430,085
3.500%, 11/15/40	39,878	36,932
3.500%, 04/20/46	171,953	156,043
3.750%, 03/20/46	528,245	486,290
4.000%, 07/20/31	86,079	84,800
4.000%, 04/20/39	93,021	87,839
4.000%, 12/20/40	248,586	235,404
4.000%, 01/15/41	13,782	13,172
4.000%, 02/15/41	106,876	101,443
4.000%, 10/15/41	75,467	72,047
4.000%, 12/20/44	32,615	31,359
4.000%, 10/20/52	1,206,544	1,139,177
4.000%, 12/20/52	1,509,147	1,420,275
4.500%, 06/15/40	74,844	73,826
4.500%, 10/20/52	1,872,116	1,819,888
5.000%, 05/15/33	16,054	16,057
5.000%, 12/15/39	30,396	30,681
5.000%, 01/15/40	241,165	243,430
5.000%, 07/15/40	$61,255	$61,709
5.500%, 07/15/38	76,445	79,009
5.500%, 10/15/38	81,345	83,958
5.500%, 06/20/53	980,755	994,046
3.500%, 07/20/56,TBA (b)	5,275,000	4,747,976
4.000%, 07/20/56,TBA (b)	6,700,000	6,236,193
4.500%, 07/20/56,TBA (b)	100,000	96,151
5.000%, 07/20/56,TBA (b)	2,375,000	2,344,477
5.500%, 07/20/56,TBA (b)	2,125,000	2,137,244
		24,789,772
U.S. Treasury (33.1%)
U.S. Treasury Bonds
5.000%, 05/15/46	10,775,000	10,897,902
5.000%, 05/15/56	18,478,000	18,758,057
U.S. Treasury Notes
4.000%, 05/31/28	15,811,000	15,769,002
4.125%, 06/30/28	8,520,000	8,518,003
4.125%, 06/15/29	8,510,000	8,505,346
4.125%, 05/31/31	43,484,000	43,361,701
4.125%, 06/30/31	10,435,000	10,406,467
4.250%, 05/31/33	2,545,000	2,538,638
4.250%, 06/30/33	8,055,000	8,033,604
4.375%, 05/15/36	10,176,000	10,139,430
		136,928,150
Uniform Mortgage-Backed Security (12.0%)
Uniform Mortgage-Backed Security
2.500%, 07/13/56, TBA (b)	2,275,000	1,911,726
2.500%, 08/13/56, TBA (b)	2,275,000	1,903,875
3.000%, 07/13/56, TBA (b)	3,050,000	2,676,163
3.000%, 08/13/56, TBA (b)	3,050,000	2,663,927
3.500%, 07/13/56, TBA (b)	15,325,000	13,940,016
4.000%, 07/13/56, TBA (b)	14,375,000	13,457,444
4.500%, 07/13/56, TBA (b)	7,175,000	6,889,358
5.000%, 07/13/56, TBA (b)	4,200,000	4,132,746
5.500%, 07/13/56, TBA (b)	2,125,000	2,134,204
		49,709,459
Total government obligations (cost: $290,128,899)		287,386,492
Asset-Backed Securities (11.9%)
Aligned Data Centers Issuer LLC Series 2021‑1A, Class A2, 1.937%, 08/15/46 (c)	630,000	627,938
Series 2026‑1A, Class A2I, 5.909%, 06/15/56 (b) (c)	862,000	864,214
Allegro CLO X Ltd., Series 2019‑1A, Class ARR, 4.805%, 04/20/32 (3-Month USD TERM SOFR + 1.130%) (c) (d)	241,177	241,161
AMMC CLO 28 Ltd., Series 2024‑28A, Class A1A, 5.225%, 07/20/37 (3-Month USD TERM SOFR + 1.550%) (c) (d)	1,000,000	1,000,302
Arbour CLO VII DAC, Series 7A, Class BR, 4.451%, 12/15/38 (3-Month EUR EURIBOR + 2.050%) (c) (d)	1,350,000	1,548,309

See accompanying notes to financial statements.

SFT Core Bond Fund

Investments in Securities – continued

Principal	Value(a)
Principal	Value(a)
ARES LX CLO Ltd., Series 2021‑60A, Class AR2, 4.635%, 07/18/34 (3-Month USD TERM SOFR + 0.960%) (c) (d)	$1,100,000	$1,099,335
ARES XXVII CLO Ltd., Series 2013‑2A, Class BR3, 5.320%,10/28/34 (3-Month USD TERM SOFR + 1.650%) (c) (d)	1,080,000	1,081,045
Bain Capital Credit CLO Ltd. Series 2020‑2A, Class AR3, 4.655%, 07/19/34 (3-Month USD TERM SOFR + 0.980%) (c) (d)	1,100,000	1,099,886
Series 2021‑6A, Class A1R, 4.762%, 10/21/34 (3-Month USD TERM SOFR + 1.090%) (c) (d)	1,200,000	1,200,116
Ballyrock CLO 20 Ltd., Series 2022‑20A, Class A1A3, 4.723%,10/15/36 (3-Month USD TERM SOFR + 1.050%) (c) (d)	1,000,000	1,000,524
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE1, Class M1, 4.738%, 02/25/34 (1-Month USD TERM SOFR + 1.089%) (d)	233,562	239,138
BlueMountain CLO Ltd., Series 2018‑3A, Class BR, 5.517%, 10/25/30 (3-Month USD TERM SOFR + 1.850%) (c) (d)	1,200,000	1,201,303
BSPDF Issuer LLC, Series 2026-FL3, Class AS, 5.337%, 09/18/43 (1-Month USD TERM SOFR + 1.700%) (c) (d)	860,000	860,980
Chase Funding Trust Series 2002‑3, Class 2A1, 4.403%, 08/25/32 (1-Month USD TERM SOFR + 0.754%) (d)	61,866	61,493
Series 2003‑2, Class 2A2, 4.323%, 02/25/33 (1-Month USD TERM SOFR + 0.674%) (d)	65,286	65,032
CIFC Funding Ltd., Series 2014‑4RA, Class A1A2, 4.670%, 01/17/35 (3-Month USD TERM SOFR + 0.990%) (c) (d)	1,070,000	1,070,600
Commonbond Student Loan Trust
Series 2017-AGS, Class C, 5.280%, 05/25/41 (c)	18,377	16,360
Series 2018-AGS, Class A1, 3.210%, 02/25/44 (c)	324,797	307,982
Series 2018-AGS, Class A2, 4.263%, 02/25/44 (1-Month USD TERM SOFR + 0.614%) (c) (d)	45,823	45,469
Series 2019-AGS, Class A1, 2.540%, 01/25/47 (c)	$705,030	$647,005
Series 2021-AGS, Class A, 1.200%, 03/25/52 (c)	301,205	259,952
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025‑1A, Class A2, 6.000%, 05/20/55 (c)	385,000	390,128
Contego CLO IV DAC, Series 4A, Class B1RR, 4.218%, 10/23/39 (3-Month EUR EURIBOR + 2.050%) (c) (d)	1,000,000	1,145,606
Dryden 98 CLO Ltd., Series 2022‑98A, Class AR, 4.695%, 04/20/35 (3-Month USD TERM SOFR + 1.020%) (c) (d)	1,100,000	1,100,006
Elmwood CLO VIII Ltd., Series 2021‑1A, Class ARR, 4.860%, 04/20/37 (3-Month USD TERM SOFR + 1.220%) (c) (d)	1,040,000	1,040,535
FIGRE Trust Series 2024-HE6, Class A, 5.724%, 12/25/54 (c) (d)	939,590	945,323
Series 2025-HE3, Class A, 5.560%, 05/25/55 (c) (d)	1,165,970	1,167,550
Series 2025-HE7, Class A, 5.150%, 11/25/55 (c) (d)	912,453	904,653
Series 2026-HE5, Class B, 5.806%, 06/25/56 (c) (d)	389,279	389,662
FirstKey Homes Trust, Series 2021-SFR1, Class F2, 3.452%, 08/17/38 (c)	1,050,000	1,045,716
FRTKL Group, Inc., Series 2021-SFR1, Class G, 4.105%, 09/17/38 (c)	1,250,000	1,238,894
Home Partners of America Trust, Series 2021‑1, Class A, 1.698%, 09/17/41 (c)	1,399,550	1,275,387
HPS Loan Management Ltd. Series 10A‑16, Class A1R3, 4.795%, 04/20/34 (3-Month USD TERM SOFR + 1.120%) (c) (d)	1,000,000	999,864
Series 2021‑16A, Class A1R, 4.776%, 01/23/35 (3-Month USD TERM SOFR + 1.110%) (c) (d)	1,000,000	999,933
ICG U.S. CLO Ltd., Series 2016‑1A, Class A2R3, 5.269%, 04/29/34 (3-Month USD TERM SOFR + 1.600%) (c) (d)	1,100,000	1,101,333
KKR CLO 33 Ltd., Series 33A, Class AR, 4.755%, 07/20/34 (3-Month USD TERM SOFR + 1.080%) (c) (d)	1,000,000	1,000,207
Lightpath Fiber Issuer LLC, Series 2026‑1A, Class A2, 5.597%, 03/25/56 (c)	770,000	769,468

See accompanying notes to financial statements.

SFT Core Bond Fund

Investments in Securities – continued

Principal	Value(a)
Principal	Value(a)
Magnetite XXIII Ltd., Series 2019‑23A, Class AR2, 4.657%, 01/25/35 (3-Month USD TERM SOFR + 0.990%) (c) (d)	$1,100,000	$1,100,400
Navient Private Education Refi Loan Trust Series 2020-HA, Class A, 1.310%, 01/15/69 (c)	265,349	251,865
Series 2021-BA, Class A, 0.940%, 07/15/69 (c)	761,192	691,674
Series 2021-FA, Class A, 1.110%, 02/18/70 (c)	813,599	718,228
Series 2022-A, Class A, 2.230%, 07/15/70 (c)	949,427	867,760
Neuberger Berman Loan Advisers CLO 43 Ltd., Series 2021‑43A, Class AR, 4.730%, 07/17/36 (3-Month USD TERM SOFR + 1.050%) (c) (d)	1,100,000	1,100,380
Oxford Finance Funding Trust LLC, Series 2025‑1A, Class A2, 5.413%, 02/15/35 (c)	730,000	727,001
Park Avenue Institutional Advisers CLO Ltd., Series 2019‑2A, Class A2RR, 5.173%, 10/15/34 (3-Month USD TERM SOFR + 1.500%) (c) (d)	400,000	400,000
Penta CLO 21 DAC, Series 2025‑21A, Class B, 3.962%, 02/16/39 (3-Month EUR EURIBOR + 1.900%) (c) (d)	1,000,000	1,147,534
Progress Residential Trust Series 2021-SFR7, Class D, 2.341%, 08/17/40 (c)	1,525,000	1,433,290
Series 2021-SFR8, Class F, 3.181%, 10/17/38 (c)	2,000,000	1,984,448
Regatta 32 Funding Ltd., Series 2025‑4A, Class A1, 5.007%, 07/25/38 (3-Month USD TERM SOFR + 1.340%) (c) (d)	1,100,000	1,102,453
Rockford Tower CLO Ltd. Series 2019‑2A, Class AR2, 4.772%, 08/20/32 (3-Month USD TERM SOFR + 1.130%) (c) (d)	562,096	562,046
Series 2021-2A, Class BR, 5.375%, 07/20/34 (3-Month USD TERM SOFR + 1.700%) (c) (d)	1,070,000	1,071,168
Series 2022‑1A, Class BR, 5.375%, 07/20/35 (3-Month USD TERM SOFR + 1.700%) (c) (d)	1,100,000	1,101,322
Saxon Asset Securities Trust, Series 2004‑1, Class A, 3.603%, 03/25/35 (1-Month USD TERM SOFR + 0.654%) (d)	148,945	133,586
SoFi Professional Loan Program LLC, Series 2021-B, Class AFX, 1.140%, 02/15/47 (c)	$1,089,748	$951,371
SVC ABS LLC, Series 2026‑1A, Class B, 5.795%, 03/20/56 (c)	599,625	581,715
Symphony CLO XX Ltd., Series 2018‑20A, Class AR2, 4.780%, 01/16/32 (3-Month USD TERM SOFR + 1.100%) (c) (d)	117,340	117,312
Tricon American Homes Trust, Series 2020-SFR2, Class B, 1.832%, 11/17/39 (c)	975,000	931,451
Trinitas CLO XIV Ltd., Series 2020‑14A, Class A1R2, 4.767%, 01/25/34 (3-Month USD TERM SOFR + 1.100%) (c) (d)	1,017,972	1,017,817
Vista Point Securitization Trust, Series 2024-CES3, Class A1, 5.679%, 01/25/55 (c) (e)	1,007,462	1,008,458
Total asset-backed securities (cost: $49,345,876)		49,053,688
Other Mortgage-Backed Securities (10.3%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (7.5%)
Agate Bay Mortgage Trust, Series 2015‑1, Class B2, 3.608%, 01/25/45 (c) (d)	22,285	21,941
Bear Stearns Mortgage Securities, Inc., Series 1996‑6, Class B2, 8.000%, 11/25/29	6,025	1,197
CIM Trust, Series 2021-R3, Class A1, 1.951%, 06/25/57 (c) (d)	1,249,041	1,135,806
Citigroup Mortgage Loan Trust, Inc. Series 2018-RP1, Class A1, 3.000%, 09/25/64 (c) (d)	27,903	27,598
Series 2021-INV1, Class A7A, 2.500%, 05/25/51 (c) (d)	1,447,724	1,290,804
Cross Mortgage Trust Series 2025-H10, Class A1, 4.968%, 01/25/71 (c) (d)	637,170	631,253
Series 2026-NQM2, Class A1, 4.833%, 03/25/61 (c) (d)	1,035,861	1,024,113
CSMC Trust
Series 2013‑6, Class B4, 3.467%, 08/25/43 (c) (d)	284,340	241,695
Series 2017-HL1, Class A12, 3.500%, 06/25/47 (c) (d)	656,037	595,402
FARM Mortgage Trust, Series 2021‑1, Class A, 2.180%, 01/25/51 (c) (d)	1,268,911	1,043,224
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2021‑3, Class TT, 2.000%, 03/25/61	710,360	636,696

See accompanying notes to financial statements.

SFT Core Bond Fund

Investments in Securities – continued

Principal	Value(a)
Principal	Value(a)
Federal Home Loan Mortgage Corp. STACR Debt Notes, Series 2017-DNA2, Class M2R, 4.692%, 10/25/29 (30 day USD SOFR Average + 1.064%) (d)	$160,248	$160,099
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust Series 2015-SC01, Class 1A, 3.500%, 05/25/45	120,960	108,729
Series 2016-SC02, Class 1A, 3.000%, 10/25/46	34,696	29,781
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2016-C05, Class 2M2, 8.192%, 01/25/29 (30 day USD SOFR Average + 4.564%) (d)	194,747	195,235
Federal National Mortgage Association REMICS, Series 2004‑33, Class AL, 4.500%, 05/25/34	537,000	530,803
Flagstar Mortgage Trust
Series 2021‑5INV, Class A5, 2.500%, 07/25/51 (c) (d)	1,739,806	1,558,438
Series 2021‑6INV, Class A6, 2.500%, 08/25/51 (c) (d)	1,559,027	1,394,042
GCAT Trust, Series 2025-NQM7, Class A2, 5.289%, 11/25/70 (c) (e)	958,385	952,667
Government National Mortgage Association REMICS 1.000%, 12/20/42	29,436	24,840
3.000%, 11/16/44	527,948	479,574
3.500%, 01/20/49	475,000	428,327
GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class B4, 6.018%, 07/25/44 (c) (d)	2,110,021	2,092,705
JP Morgan Mortgage Trust Series 2014‑2, Class B1, 3.308%, 06/25/29 (c) (d)	85,169	83,825
Series 2015‑6, Class B4, 3.509%, 10/25/45 (c) (d)	1,375,000	1,045,400
Series 2016‑3, Class B3, 3.313%, 10/25/46 (c) (d)	92,064	88,726
Series 2017‑2, Class B4, 3.651%, 05/25/47 (c) (d)	2,166,916	1,992,833
Series 2021‑13, Class A4, 2.500%, 04/25/52 (c) (d)	2,734,646	2,444,457
Series 2021‑4, Class A5, 2.500%, 08/25/51 (c) (d)	2,400,000	1,678,693
Luminent Mortgage Trust, Series 2005‑1, Class A1, 4.283%, 11/25/35 (1-Month USD TERM SOFR + 0.634%) (d)	931,220	910,786
OBX Trust, Series 2022-NQM2, Class A1, 4.003%, 01/25/62 (c) (d)	1,595,376	1,523,027
PMT Loan Trust, Series 2024-INV1, Class A3, 5.500%, 10/25/59 (c) (d)	$1,016,325	$1,017,278
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071%, 11/25/56 (c) (d)	849,832	747,507
Sequoia Mortgage Trust Series 2013‑8, Class B4, 3.477%, 06/25/43 (d)	441,116	348,945
Series 2015‑1, Class B2, 3.919%, 01/25/45 (c) (d)	62,574	61,019
Series 2015‑3, Class B1, 3.724%, 07/25/45 (c) (d)	72,282	71,166
Series 2015‑4, Class B2, 3.085%, 11/25/30 (c) (d)	20,585	19,883
Series 2017‑1, Class B3, 3.602%, 02/25/47 (c) (d)	710,259	577,926
Shellpoint Co-Originator Trust, Series 2017‑1, Class B4, 3.571%, 04/25/47 (c) (d)	1,058,763	755,489
Starwood Mortgage Residential Trust Series 2021‑3, Class A1, 1.127%, 06/25/56 (c) (d)	568,906	492,661
Series 2021‑6, Class A1, 1.920%, 11/25/66 (c) (d)	972,052	855,568
Structured Asset Mortgage Investments, Inc.
Series 1998‑2, Class B, 6.750%, 05/02/30 (d)	5,572	73
Series 1998‑2, Class C, 6.750%, 05/02/30 (d)	3,606	233
Towd Point Mortgage Trust, Series 2018‑4, Class A1, 3.000%, 06/25/58 (c) (d)	1,190,435	1,124,050
WinWater Mortgage Loan Trust, Series 2015‑4, Class B3, 3.696%, 06/20/45 (c) (d)	880,506	823,085
		31,267,599
Commercial Mortgage-Backed Securities (2.8%)
BX Commercial Mortgage Trust, Series 2025-JDI, Class C, 5.375%, 11/15/42 (1-Month USD TERM SOFR + 1.750%) (c) (d)	550,279	551,655
BX Trust, Series 2023-LIFE, Class A, 5.045%, 02/15/28 (c)	900,000	885,278
Hudson Yards Mortgage Trust Series 2025-SPRL, Class A, 5.649%, 01/13/40 (c) (d)	430,000	436,997
Series 2025-SPRL, Class B, 5.950%, 01/13/40 (c) (d)	430,000	438,177
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class A5, 3.723%, 03/15/50	1,000,000	991,998

See accompanying notes to financial statements.

SFT Core Bond Fund

Investments in Securities – continued

Principal	Value(a)
Principal	Value(a)
JW Commercial Mortgage Trust, Series 2026-MRCO, Class A, 5.125%, 06/15/39 (1-Month USD TERM SOFR + 1.500%) (c) (d)	$825,000	$827,062
KSL Commercial Mortgage Trust, Series 2026-HT3, Class B, 5.400%, 06/15/43 (1-Month USD TERM SOFR + 1.800%) (c) (d)	800,000	801,500
Sage AR Funding, Series 2026‑1A, Class C, 5.502%, 05/18/38 (SONIA + 1.750%) (c) (d)	525,000	692,608
UBS Commercial Mortgage Trust Series 2017-C1, Class AS, 3.724%, 06/15/50	2,750,000	2,699,428
Series 2017-C6, Class A5, 3.580%, 12/15/50	1,700,000	1,667,420
Series 2017-C7, Class AS, 4.061%, 12/15/50 (d)	1,505,000	1,465,977
		11,458,100
Total other mortgage-backed securities (cost: $46,106,869)		42,725,699
Corporate Obligations (14.5%)
Communications (2.2%)
Internet & Telecom (1.1%)
Alphabet, Inc. 3.500%, 11/06/38	165,000	182,192
4.500%, 05/11/45	190,000	222,018
5.650%, 02/15/56	380,000	376,530
Amazon.com, Inc. 4.450%, 03/16/45	225,000	260,076
4.850%, 03/16/64	190,000	222,182
5.800%, 03/13/56	685,000	682,404
Booking Holdings, Inc. 3.875%, 03/21/45	145,000	149,076
4.500%, 05/11/39	115,000	133,399
Cerved Group SpA, 7.651%, 02/15/29 (3-Month EUR EURIBOR + 5.250%) (d)	145,000	100,250
Getty Images, Inc., 10.500%, 11/15/30 (c)	46,000	38,350
ION Platform Finance U.S., Inc./ION Platform Finance SARL, 8.750%, 05/01/29 (c)	200,000	178,478
Meta Platforms, Inc. 4.875%, 11/15/35	375,000	365,492
5.625%, 11/15/55	1,185,000	1,078,278
6.300%, 05/15/56	483,000	482,721
		4,471,446
Media (0.8%)
CCO Holdings LLC/CCO Holdings Capital Corp. 7.000%, 02/01/33 (c)	45,000	44,213
7.375%, 02/01/36 (c)	249,000	244,183

Charter Communications Operating LLC/Charter Communications Operating Capital 2.800%, 04/01/31	$1,130,000	$1,007,189
3.500%, 03/01/42	280,000	194,057
4.800%, 03/01/50	315,000	235,626
CSC Holdings LLC 5.750%, 01/15/30 (c)	112,000	25,970
6.500%, 02/01/29 (c)	422,000	252,243
11.750%, 01/31/29 (c)	530,000	326,450
EchoStar Corp., 10.750%, 11/30/29	75,000	81,021
Midcontinent Communications, 8.000%, 08/15/32 (c)	211,000	184,893
Time Warner Cable LLC, 5.500%, 09/01/41	145,000	124,368
Virgin Media O2 Vendor Financing Notes VI DAC, 8.500%, 03/15/33 (c)	134,000	107,640
VZ Secured Financing BV 5.000%, 01/15/32 (c)	535,000	468,235
7.500%, 01/15/33 (c)	52,000	49,754
		3,345,842
Telecommunication (0.3%)
Altice Financing SA, 9.625%, 07/15/27 (c)	172,000	132,077
Crown Castle Towers LLC, 4.241%, 07/15/48 (c)	625,000	618,935
Sprint Spectrum Co. LLC/ Sprint Spectrum Co. II LLC/ Sprint Spectrum Co. III LLC, 5.152%, 09/20/29 (c)	175,000	175,493
Stingray Compute LLC, 6.000%, 06/15/31 (c)	41,000	41,111
Vmed O2 U.K. Financing I PLC, 7.750%, 04/15/32 (c)	213,000	192,238
Zayo Group Holdings, Inc., 9.250%, 03/09/30 (c)	26,575	26,542
		1,186,396
Consumer Cyclical (0.8%)
Auto Manufacturers (0.2%)
Volkswagen Group of America Finance LLC, 5.650%, 03/25/32 (c)	700,000	710,353
Volkswagen International Finance NV, 7.875%, 09/06/32 (9 year EUR Swap + 4.783%) (d)	100,000	130,050
		840,403
Automobile Components (0.1%)
Robert Bosch GmbH, 4.375%, 06/02/43	100,000	113,258
Entertainment (0.1%)
Caesars Entertainment, Inc., 6.000%, 10/15/32 (c)	46,000	41,636
Flutter Treasury DAC, 6.125%, 06/04/31	110,000	145,729

See accompanying notes to financial statements.

SFT Core Bond Fund

Investments in Securities – continued

Principal	Value(a)
Principal	Value(a)
Great Canadian Gaming Corp./Raptor LLC, 8.750%, 11/15/29 (c)	$46,000	$46,032
Voyager Parent LLC, 9.250%, 07/01/32 (c)	45,000	47,578
		280,975
Housewares (0.0%)
Newell Brands, Inc., 7.375%, 04/01/36	80,000	81,125
Lodging-Hotel (0.1%)
Las Vegas Sands Corp., 6.000%, 06/14/30	425,000	437,229
Passenger Airlines (0.1%)
JetBlue Pass-Through Trust, Series 2020‑1, Class A, 4.000%, 05/15/34	550,483	522,040
Retail (0.2%)
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc., 9.500%, 07/01/32 (c)	65,000	61,475
Ferrellgas LP/Ferrellgas Finance Corp., 9.250%, 01/15/31 (c)	215,000	226,560
Michaels Cos., Inc. 8.500%, 03/15/33 (c)	112,000	110,924
11.000%, 03/15/34 (c)	33,000	32,312
Papa John’s International, Inc., 3.875%, 09/15/29 (c)	225,000	215,377
QXO Building Products, Inc., 6.875%, 07/15/34 (c)	39,000	40,074
Suburban Propane Partners LP/Suburban Energy Finance Corp., 6.500%, 12/15/35 (c)	135,000	130,458
		817,180
Consumer, Non-cyclical (2.3%)
Agricultural Products (0.3%)
Imperial Brands Finance PLC 3.875%, 07/26/29 (c)	30,000	29,244
6.125%, 07/27/27 (c)	470,000	477,275
Japan Tobacco, Inc., 5.250%, 06/15/30 (c)	635,000	647,147
		1,153,666
Beverages (0.2%)
Constellation Brands, Inc., 2.250%, 08/01/31	755,000	666,890
Maple Parent Holdings Corp., 4.728%, 03/26/35 (c)	180,000	211,399
		878,289
Biotechnology (0.0%)
Amgen, Inc., 5.650%, 03/02/53	110,000	107,407
Commercial Services (0.3%)
AA Bond Co. Ltd. 5.500%, 07/31/50	100,000	131,079
7.375%, 07/31/50	210,000	291,510
BCP V Modular Services Finance PLC, 6.750%, 11/30/29	$100,000	$73,508
Dalrymple Bay Finance Pty. Ltd., 6.234%, 03/24/31	110,000	77,567
EquipmentShare.com, Inc., 7.125%, 07/01/34 (b) (c)	67,000	65,987
Grand Canyon University, 5.125%, 10/01/28	70,000	68,956
Raven Acquisition Holdings LLC, 6.875%, 11/15/31 (c)	40,000	39,080
Upbound Group, Inc., 6.375%, 02/15/29 (c)	75,000	74,345
VT Topco, Inc., 8.500%, 08/15/30 (c)	97,000	98,419
WestConnex Finance Co. Pty. Ltd., 5.944%, 04/30/32	190,000	133,195
		1,053,646
Food Products (0.4%)
General Mills, Inc., 5.250%, 07/16/56 (5 year EURIBOR ICE Swap + 2.390%) (d)	100,000	112,942
Magnum Icc Finance BV, 3.250%, 11/26/31	135,000	152,506
Pilgrim’s Pride Corp. 3.500%, 03/01/32	1,320,000	1,203,586
6.875%, 05/15/34	165,000	178,398
Roquette Freres SA, 6.000%, 01/21/32 (5 year EURIBOR ICE Swap + 3.098%) (d)	100,000	115,459
		1,762,891
Health Care Equipment & Supplies (0.2%)
Medline Borrower LP, 3.875%, 04/01/29 (c)	560,000	543,896
Sartorius Finance BV, 4.875%, 09/14/35	200,000	242,802
		786,698
Health Care Providers & Services (0.5%)
CommonSpirit Health, 4.350%, 11/01/42	405,000	351,291
Elevance Health, Inc., 5.375%, 06/15/34	275,000	279,639
Horseshoe Funding Trust I, 6.062%, 02/15/36 (c)	645,000	656,469
IQVIA, Inc., 5.700%, 05/15/28	825,000	838,196
		2,125,595
Household Products (0.0%)
Spectrum Brands, Inc., 3.875%, 03/15/31 (c)	46,000	40,247
Pharmaceuticals (0.4%)
1261229 BC Ltd., 10.000%, 04/15/32 (c)	165,000	167,093
Bayer U.S. Finance II LLC, 4.375%, 12/15/28 (c)	1,180,000	1,167,750

See accompanying notes to financial statements.

SFT Core Bond Fund

Investments in Securities – continued

Principal	Value(a)
Principal	Value(a)
CVS Health Corp. 4.780%, 03/25/38	$90,000	$84,544
7.000%, 03/10/55 (5 year CMT + 2.886%) (d)	240,000	249,182
LSF12 Pillar Investments U.S., Inc., 5.750%, 05/15/33 (c)	125,000	142,121
		1,810,690
Energy (0.9%)
Oil & Gas (0.2%)
Baker Hughes Holdings LLC/ Baker Hughes Co-Obligor, Inc., 4.737%, 03/11/46	100,000	116,983
Ecopetrol SA 8.375%, 01/19/36	100,000	107,617
8.875%, 01/13/33	40,000	43,861
KazMunayGas National Co. JSC, 5.375%, 04/24/30	300,000	302,955
Sunoco LP 5.625%, 07/15/34 (c)	50,000	48,799
7.875%, 09/18/30 (5 year CMT + 4.230%) (c) (d)	250,000	259,315
Transocean International Ltd., 8.750%, 02/15/30 (c)	31,500	32,728
		912,258
Pipelines (0.7%)
Energy Transfer LP, 6.850%, 02/15/40	1,850,000	1,982,145
NGPL PipeCo LLC, 3.250%, 07/15/31 (c)	1,000,000	920,615
Venture Global Plaquemines LNG LLC, 7.500%, 05/01/33 (c)	30,000	32,927
		2,935,687
Financial (4.6%)
Banks (2.5%)
Bank of America Corp., 2.884%, 10/22/30 (3-Month USD TERM SOFR + 1.452%) (d)	2,410,000	2,274,358
Citibank NA, 4.846%, 06/18/32 (SOFRRATE + 0.910%) (d)	375,000	375,013
Goldman Sachs Group, Inc. 2.383%, 07/21/32 (SOFRRATE + 1.248%) (d)	600,000	530,722
5.094%, 04/20/34 (SOFRRATE + 1.340%) (d)	65,000	64,812
JPMorgan Chase & Co. 1.470%, 09/22/27 (SOFRRATE + 0.765%) (d)	1,315,000	1,306,299
2.580%, 04/22/32 (3-Month USD TERM SOFR + 1.250%) (d)	195,000	175,850
4.946%, 10/22/35 (SOFRRATE + 1.340%) (d)	250,000	247,029
5.502%, 01/24/36 (SOFRRATE + 1.315%) (d)	175,000	179,113
Morgan Stanley 1.928%, 04/28/32 (SOFRRATE + 1.020%) (d)	$219,000	$190,323
2.511%, 10/20/32 (SOFRRATE + 1.200%) (d)	125,000	110,587
Morgan Stanley Private Bank NA 4.204%, 11/17/28 (SOFRRATE + 0.780%) (d)	250,000	248,773
4.465%, 11/19/31 (SOFRRATE + 1.020%) (d)	130,000	127,881
4.734%, 07/18/31 (SOFRRATE + 1.080%) (d)	590,000	587,746
U.S. Bancorp 3.000%, 07/30/29	765,000	728,644
Series J, 5.300%, 04/15/27 (3-Month USD TERM SOFR + 3.176%) (d)	800,000	799,950
Wells Fargo & Co. 2.393%, 06/02/28 (SOFRRATE + 2.100%) (d)	1,380,000	1,352,819
3.000%, 10/23/26	1,100,000	1,095,825
		10,395,744
Financial Services (1.0%)
Avolon Holdings Funding Ltd., 2.528%, 11/18/27 (c)	659,000	639,617
American Express Co., 5.667%, 04/25/36 (SOFRRATE + 1.790%) (d)	425,000	440,812
Big Sky Funding LLC, 5.750%, 06/30/34 (b) (f) (g)	2,000,000	2,010,000
First Eagle Holdings, Inc., 7.250%, 08/15/32 (c)	140,000	140,942
Jane Street Group/ JSG Finance, Inc., 6.125%, 11/01/32 (c)	143,000	143,008
Sumisho Air Lease Corp., 3.250%, 10/01/29	620,000	589,911
		3,964,290
Insurance (0.3%)
Acrisure LLC/Acrisure Finance, Inc., 8.250%, 02/01/29 (c)	130,000	122,056
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.000%, 01/15/31 (c)	14,000	14,227
7.375%, 10/01/32 (c)	41,000	40,708
Farmers Insurance Exchange 4.747%, 11/01/57 (3-Month USD LIBOR + 3.231%) (c) (d)	500,000	425,618
7.000%, 10/15/64 (10 year CMT + 3.864%) (c) (d)	235,000	236,784
Marsh & McLennan Cos., Inc., 4.950%, 03/15/36	285,000	280,651

See accompanying notes to financial statements.

SFT Core Bond Fund

Investments in Securities – continued

Principal	Value(a)
Principal	Value(a)
Metropolitan Life Global Funding I, 5.150%, 03/28/33 (c)	$290,000	$293,617
		1,413,661
Investment Companies (0.1%)
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 9.000%, 06/15/30	211,000	196,762
9.750%, 01/15/29	140,000	137,248
		334,010
Real Estate (0.1%)
Blackstone Property Partners Europe Holdings SARL, 3.500%, 01/29/31	110,000	124,117
DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH, 4.875%, 08/21/30	100,000	116,570
Vonovia SE, 5.717%, 09/03/35	190,000	126,114
		366,801
Real Estate Investment Trust — Office Property (0.0%)
Hudson Pacific Properties LP 4.650%, 04/01/29	2,000	1,894
5.950%, 02/15/28	204,000	202,154
		204,048
Specialized REITs (0.6%)
American Tower Corp. 2.900%, 01/15/30	430,000	404,174
4.900%, 03/15/30	435,000	437,266
GLP Capital LP/GLP Financing II, Inc. 5.300%, 01/15/29	310,000	311,474
5.750%, 11/01/37	340,000	335,346
VICI Properties LP/VICI Note Co., Inc., 3.875%, 02/15/29 (c)	665,000	646,269
WP Carey, Inc., 3.750%, 05/10/35	255,000	284,971
		2,419,500
Storage REITs (0.0%)
Extra Space Storage LP, 2.400%, 10/15/31	70,000	61,877
Industrials (0.6%)
Construction & Engineering (0.0%)
Sydney Airport Finance Co. Pty. Ltd., 5.900%, 04/19/34	130,000	90,469
Environmental Control (0.0%)
Seche Environnement SACA, 5.870%, 01/09/31 (5 year EURIBOR ICE Swap + 3.707%) (d)	100,000	114,735
Machinery — Construction & Mining (0.1%)
Eaton Capital ULC, 3.550%, 03/10/34	185,000	211,764
Machinery — Diversified (0.0%)
Oregon Tool Lux LP, 7.875%, 10/15/29 (c) (g)	$68,024	$10,338
Miscellaneous Manufacture (0.1%)
Dyno Nobel Ltd., 5.400%, 11/08/32	130,000	87,826
Smiths Group PLC, 3.625%, 11/13/33	165,000	185,901
		273,727
Packaging & Containers (0.1%)
Amcor Flexibles North America, Inc., 5.100%, 03/17/30	280,000	283,115
Amcor U.K. Finance PLC, 3.750%, 02/20/33	260,000	295,188
Ardagh Group SA, 11.000%, 12/01/30 (c)	67,323	64,293
		642,596
Transportation (0.1%)
Aurizon Network Pty. Ltd. 2.900%, 09/02/30	330,000	205,172
6.100%, 09/12/31	60,000	42,138
Pacific National Finance Pty. Ltd., 3.700%, 09/24/29	120,000	77,152
Pacific National Finance Pty. Ltd., 3.800%, 09/08/31 (b)	140,000	86,228
		410,690
Trucking & Leasing (0.2%)
SMBC Aviation Capital Finance DAC, 5.100%, 04/01/30 (c)	440,000	442,268
SMBC Aviation Capital Finance DAC, 5.300%, 04/03/29 (c)	440,000	445,437
		887,705
Information Technology (0.8%)
Semiconductor Equipment (0.0%)
Foundry JV Holdco LLC, 5.500%, 01/25/31 (c)	75,000	76,732
Software (0.8%)
Cloud Software Group, Inc., 8.250%, 06/30/32 (c)	123,000	115,427
Fiserv, Inc. 5.250%, 08/11/35	490,000	478,053
5.450%, 03/15/34	225,000	223,503
5.625%, 08/21/33	290,000	293,159
Open Text Corp., 6.900%, 12/01/27 (c)	85,000	86,914
Oracle Corp. 2.875%, 03/25/31	330,000	295,032
3.600%, 04/01/50	650,000	396,604
6.550%, 02/04/46	370,000	349,953
6.700%, 02/04/56	215,000	203,045
Paychex, Inc., 5.350%, 04/15/32	425,000	430,425

See accompanying notes to financial statements.

SFT Core Bond Fund

Investments in Securities – continued

Principal	Value(a)
Principal	Value(a)
TeamSystem SpA, 5.000%, 07/01/31	$100,000	$110,133
UKG, Inc., 6.875%, 02/01/31 (c)	75,000	72,856
		3,055,104
Utilities (2.3%)
Electric Utilities (1.7%)
Alliant Energy Corp., 5.750%, 04/01/56 (5 year CMT + 2.077%) (d)	345,000	341,137
American Electric Power Co., Inc., Series C, 5.800%, 03/15/56 (5 year CMT + 2.128%) (d)	185,000	183,981
Amprion GmbH, 4.580%, 01/15/46	200,000	230,660
Ausgrid Finance Pty. Ltd., 5.946%, 12/10/35	190,000	131,120
CenterPoint Energy, Inc., 5.950%, 04/01/56 (5 year CMT + 2.223%) (d)	350,000	349,380
Electricite de France SA 2.000%, 12/09/49	200,000	139,931
4.750%, 06/17/44	500,000	579,793
7.375%, 06/17/35 (5 yr. U.K. Government Bond + 3.775%) (d)	100,000	139,081
EnBW International Finance BV, 5.792%, 02/26/36	300,000	203,504
Enel SpA, 4.500%, 10/14/34 (5 year EURIBOR ICE Swap + 1.821%) (d)	210,000	236,449
Entergy Mississippi LLC, 3.250%, 12/01/27	500,000	489,588
Niagara Mohawk Power Corp., 4.278%, 10/01/34 (c)	490,000	455,130
Oncor Electric Delivery Co. LLC, 5.350%, 04/01/35	635,000	646,897
Southern Co., Series 21-A, 3.750%, 09/15/51 (5 year CMT + 2.915%) (d)	860,000	857,085
Southwestern Electric Power Co., 5.200%, 04/01/36	950,000	939,121
Trans-Allegheny Interstate Line Co., 5.000%, 01/15/31 (c)	1,060,000	1,069,059
WEC Energy Group, Inc., 5.625%, 05/15/56 (5 year CMT + 1.905%) (d)	275,000	273,326
		7,265,242
Gas Utilities (0.3%)
Nortegas Energia Grupo SL, 4.125%, 01/21/33	200,000	228,669
Redexis SA, 4.375%, 05/30/31	200,000	233,460
Southern Co. Gas Capital Corp., 4.400%, 05/30/47	$775,000	$648,272
		1,110,401
Water (0.3%)
DWR Cymru Financing U.K. PLC, 2.375%, 03/31/34	405,000	411,475
Severn Trent Utilities Finance PLC, 4.000%, 03/05/34	180,000	208,472
South West Water Finance PLC, 6.375%, 08/05/41	150,000	196,242
Yorkshire Water Finance PLC 2.750%, 04/18/41	200,000	169,813
6.375%, 11/18/34	205,000	278,189
		1,264,191
Total corporate obligations (cost: $60,861,269)		60,236,593
Bank Loans (1.6%)
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, 5.394%, 09/20/30 (1-Month USD TERM SOFR + 1.750%) (c) (d)	49,260	49,187
ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B, 5.894%, 12/21/28 (1-Month USD TERM SOFR + 2.250%) (c) (d)	45,001	45,010
Action Environmental Group, Inc., 2023 Term Loan B, 6.732%, 10/24/30 (3-Month USD TERM SOFR + 3.000%) (c) (d)	29,628	29,257
Advantage Sales & Marketing, Inc., 2026 First Out Term Loan, 9.930%, 04/19/30 (3-Month USD TERM SOFR + 6.000%) (c) (d)	48,216	42,791
Alpha Generation LLC, Term Loan B, 5.394%, 09/30/31 (1-Month USD TERM SOFR + 1.750%) (c) (d)	90,345	89,421
Amspec Parent LLC, 2025 Term Loan, 7.232%, 12/22/31 (3-Month USD TERM SOFR + 3.500%) (c) (d)	57,022	57,050
Antylia Scientific, Term Loan, 7.692%, 05/27/32 (3-Month USD TERM SOFR + 4.000%) (c) (d)	19,397	19,146
Archroma Finance SARL, 2026 USD Term Loan B, 9.232%, 06/30/30 (3-Month USD TERM SOFR + 5.500%) (c) (d)	16,191	14,558

See accompanying notes to financial statements.

SFT Core Bond Fund

Investments in Securities – continued

Principal	Value(a)
Principal	Value(a)
Arterra Wines Canada, Inc., 2020 Term Loan, 7.494%, 11/24/27 (3-Month USD TERM SOFR + 3.500%) (c) (d)	$53,795	$53,299
Avolon TLB Borrower 1 U.S. LLC, 2023 Term Loan B6, 5.389%, 06/24/30 (1-Month USD TERM SOFR + 1.750%) (c) (d)	222,317	222,193
Balcan Innovations, Inc., Term Loan B, 8.413%, 10/20/31 (3-Month USD TERM SOFR + 4.750%) (c) (d)	36,725	29,793
Barracuda Networks, Inc., 2022 Term Loan, 8.163%, 08/15/29 (3-Month USD TERM SOFR + 4.500%) (c) (d)	27,667	18,690
BCPE Empire Holdings, Inc., 2026 10th Amendment Term Loan, 7.144%, 12/29/32 (1-Month USD TERM SOFR + 3.500%) (c) (d)	140,220	138,350
BCPE North Star U.S. HoldCo 2, Inc., Term Loan, 7.758%, 06/09/28 (1-Month USD TERM SOFR + 4.000%) (c) (d)	56,509	56,590
BioMarin Pharmaceutical, Inc., Term Loan B, 04/27/33 (b) (c) (d) (h)	45,001	44,968
Blackhawk Network Holdings, Inc., 2026 Term Loan B, 7.144%, 03/12/29 (1-Month USD TERM SOFR + 3.500%) (c) (d)	48,747	48,432
C&S Wholesale Grocers, Inc., Term Loan B, 8.732%, 09/20/30 (3-Month USD TERM SOFR + 5.000%) (c) (d)	94,411	89,690
Caesars Entertainment, Inc., 2022 Term Loan A, 5.744%, 01/31/28 (1-Month USD TERM SOFR + 2.000%) (c) (d)	17,491	17,283
Cast & Crew Payroll LLC, 2021 Incremental Term Loan, 7.413%, 12/29/28 (3-Month USD TERM SOFR + 3.750%) (b) (c) (d)	120,749	45,764
CCRR Parent, Inc., 2026 Term Loan, 8.906%, 05/27/32 (3-Month USD TERM SOFR + 5.250%) (c) (d)	23,105	16,174
Celsius Holdings, Inc., 2025 Term Loan B, 5.982%, 04/01/32 (3-Month USD TERM SOFR + 2.250%) (c) (d)	33,762	33,922
Charter Communications Operating LLC, 2024 Term Loan B5, 5.942%, 12/15/31 (3-Month USD TERM SOFR + 2.250%) (c) (d)	$185,213	$182,250
City Football Group Ltd., 2024 Term Loan, 6.925%, 07/22/30 (3-Month USD TERM SOFR + 3.000%) (c) (d)	73,256	72,920
Cleanova U.S. Holdings LLC, 2025 Term Loan B, 8.414%, 06/14/32 (3-Month USD TERM SOFR + 4.750%) (b) (c) (d)	73,768	72,569
Cloud Software Group, Inc., 2025 Term Loan B (2031), 6.982%, 03/21/31 (3-Month USD TERM SOFR + 3.250%) (c) (d)	35,016	30,683
Cloudera, Inc., 2021 Term Loan, 7.494%, 10/08/28 (1-Month USD TERM SOFR + 3.750%) (c) (d)	75,228	57,612
Clydesdale Acquisition Holdings, Inc., Term Loan B, 6.819%, 04/13/29 (1-Month USD TERM SOFR + 3.175%) (c) (d)	32,853	32,224
Darktrace PLC, 1st Lien Term Loan, 6.927%, 10/09/31 (3-Month USD TERM SOFR + 3.250%) (c) (d)	47,781	43,790
Dave & Buster’s, Inc., 2024 1st Lien Term Loan B, 6.916%, 11/01/31 (3-Month USD TERM SOFR + 3.250%) (c) (d)	56,193	45,279
Delivery Hero SE, 2024 USD Term Loan B, 8.643%, 12/12/29 (3-Month USD TERM SOFR + 5.000%) (c) (d)	112,971	113,206
Dermatology Intermediate Holdings III, Inc., 2022 Term Loan B, 7.913%, 03/30/29 (3-Month USD TERM SOFR + 4.250%) (c) (d)	95,575	92,767
Discovery Global Holdings, Inc., 2026 USD Term Loan B, 6.144%, 06/03/33 (1-Month USD TERM SOFR + 2.500%) (c) (d)	39,814	39,811
DK Crown Holdings, Inc., 2025 Term Loan B, 5.374%, 03/04/32 (1-Month USD TERM SOFR + 1.750%) (c) (d)	29,328	29,255
DTI Holdco, Inc., 2025 Term Loan B, 7.644%, 04/26/29 (1-Month USD TERM SOFR + 4.000%) (c) (d)	24,893	22,600

See accompanying notes to financial statements.

SFT Core Bond Fund

Investments in Securities – continued

Principal	Value(a)
Principal	Value(a)
Electronic Arts, Inc., USD Term Loan B, 03/24/33 (b) (c) (d) (h)	$15,646	$15,678
EOC Borrower LLC, Term Loan A, 7.394%, 03/24/28 (1-Month USD TERM SOFR + 3.750%) (c) (d)	7,895	7,880
Flutter Financing BV, 2024 Term Loan B, 5.482%, 11/30/30 (3-Month USD TERM SOFR + 1.750%) (c) (d)	61,625	60,912
GC Ferry Acquisition I, Inc. Delayed Draw Term Loan, 08/16/32 (c) (d) (h)	7,110	7,098
Term Loan, 7.232%, 08/16/32 (3-Month USD TERM SOFR + 3.500%) (c) (d)	41,437	41,360
Genesys Cloud Services Holdings II LLC, 2025 USD Term Loan B, 6.144%, 01/30/32 (1-Month USD TERM SOFR + 2.500%) (c) (d)	13,756	13,144
GOGO Intermediate Holdings LLC, Term Loan B, 7.508%, 04/30/28 (1-Month USD TERM SOFR + 3.750%) (c) (d)	36,962	33,965
Great Canadian Gaming Corp., 2024 Term Loan B, 8.427%, 11/01/29 (3-Month USD TERM SOFR + 4.750%) (c) (d)	67,313	66,219
Guggenheim Partners LLC, 2024 Term Loan B, 6.232%, 11/26/31 (3-Month USD TERM SOFR + 2.500%) (c) (d)	24,612	24,576
GVC Holdings (Gibraltar) Ltd., 2025 Term Loan B6 (2029), 5.982%, 10/31/29 (3-Month USD TERM SOFR + 2.250%) (c) (d)	29,287	29,229
HDI Aerospace Intermediate Holding III Corp., Term Loan B, 6.982%, 02/11/32 (3-Month USD TERM SOFR + 3.250%) (c) (d)	27,743	27,778
Healthpeak Properties, Inc. 2024 Term Loan A3, 4.470%, 03/01/29 (3-Month USD TERM SOFR + 0.850%) (c) (d)	280,012	275,812
Term Loan A1, 4.484%, 08/20/27 (1-Month USD TERM SOFR + 0.840%) (c) (d)	138,742	136,661
Term Loan A2, 4.484%, 02/22/27 (1-Month USD TERM SOFR + 0.840%) (c) (d)	138,742	136,661
Heartland Dental LLC, 2025 Term Loan, 7.144%, 08/25/32 (1-Month USD TERM SOFR + 3.500%) (c) (d)	$73,246	$73,267
Heritage Environmental Services, Inc., 2026 Term Loan B, 6.644%, 04/01/33 (1-Month USD TERM SOFR + 3.000%) (c) (d) (h)	30,057	30,132
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 5.398%, 11/08/30 (1-Month USD TERM SOFR + 1.750%) (c) (d)	226,949	227,280
Hologic, Inc., 2026 USD Term Loan B, 5.995%, 04/07/33 (3-Month USD TERM SOFR + 2.250%) (c) (d)	42,499	41,516
Invitation Homes Operating Partnership LP, 2024 Term Loan, 4.487%, 09/09/28 (1-Month USD TERM SOFR + 0.850%) (c) (d)	397,356	389,409
IQVIA, Inc., 2025 Incremental Term Loan B5, 5.482%, 01/02/31 (3-Month USD TERM SOFR + 1.750%) (c) (d)	77,494	77,542
ITG Communications LLC, Term Loan B, 8.394%, 07/09/31 (1-Month USD TERM SOFR + 4.750%) (c) (d)	48,262	47,418
Jane Street Group LLC, 2024 Term Loan B1, 5.666%, 12/15/31 (3-Month USD TERM SOFR + 2.000%) (c) (d)	63,099	62,477
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B2, 5.894%, 05/05/28 (1-Month USD TERM SOFR + 2.250%) (c) (d)	48,626	48,732
Kenan Advantage Group, Inc., 2024 Term Loan B4, 6.894%, 01/25/29 (1-Month USD TERM SOFR + 3.250%) (c) (d)	36,870	36,905
KFC Holding Co., 2021 Term Loan B, 5.502%, 03/15/28 (1-Month USD TERM SOFR + 1.750%) (c) (d)	57,450	57,550
KUEHG Corp., 2025 Term Loan, 6.482%, 06/12/30 (3-Month USD TERM SOFR + 2.750%) (c) (d)	23,495	22,599
Lavender Dutch BorrowerCo BV, USD Term Loan, 6.982%, 12/30/32 (3-Month USD TERM SOFR + 3.250%) (c) (d) (h)	55,687	54,712

See accompanying notes to financial statements.

SFT Core Bond Fund

Investments in Securities – continued

Principal	Value(a)
Principal	Value(a)
LSF12 Crown U.S. Commercial Bidco LLC, 2026 Term Loan B, 6.621%, 12/02/31 (1-Month USD TERM SOFR + 3.000%) (c) (d)	$20,123	$20,165
LSF12 Helix Parent LLC, USD Term Loan B, 02/10/33 (b) (c) (d) (h)	64,907	63,632
McAfee LLC, 2024 USD 1st Lien Term Loan B, 6.644%, 03/01/29 (1-Month USD TERM SOFR + 3.000%) (c) (d)	40,749	36,012
MH Sub I LLC, 2023 Term Loan, 7.894%, 05/03/28 (1-Month USD TERM SOFR + 4.250%) (c) (d)	46,153	44,637
Michaels Cos., Inc., 2026 Term Loan B, 8.732%, 03/15/33 (3-Month USD TERM SOFR + 5.000%) (c) (d)	115,911	115,201
ModivCare Buyer LLC, Takeback Term Loan, 8.732%, 12/30/32 (3-Month USD TERM SOFR + 5.000%) (c) (d)	119,149	99,886
Naked Juice LLC 2025 FLFO Term Loan, 9.232%, 01/24/29 (3-Month USD TERM SOFR + 5.500%) (c) (d)	250,965	253,906
2025 FLSO Term Loan, 7.082%, 01/24/29 (3-Month USD TERM SOFR + 3.250%) (c) (d)	46,379	30,649
Neogen Food Safety Corp., Refinancing Term Loan A, 04/04/30 (b) (c) (d) (h)	87,137	86,157
Opal Bidco SAS, 2026 USD Term Loan B, 6.232%, 04/28/32 (3-Month USD TERM SOFR + 2.500%) (c) (d)	35,832	35,791
Peer Holding III BV 2025 USD Term Loan B, 5.982%, 10/14/32 (3-Month USD TERM SOFR + 2.250%) (c) (d)	76,662	76,662
2025 USD Term Loan B5B, 6.232%, 07/01/31 (3-Month USD TERM SOFR + 2.500%) (c) (d)	97,677	97,830
Pelican Products, Inc., 2021 Term Loan, 8.244%, 12/29/28 (3-Month USD TERM SOFR + 4.250%) (c) (d)	84,439	80,692
Peraton Corp., Term Loan B, 7.513%, 02/01/28 (3-Month USD TERM SOFR + 3.750%) (c) (d)	55,823	50,287
Perrigo Investments LLC, 2024 Term Loan B, 04/20/29 (b) (c) (d) (h)	$46,481	$46,307
Pioneer Opco LLC, Term Loan B, 6.894%, 05/16/33 (1-Month USD TERM SOFR + 3.250%) (c) (d)	27,809	27,913
Plano HoldCo, Inc., Term Loan B, 7.232%, 10/02/31 (3-Month USD TERM SOFR + 3.500%) (c) (d)	14,813	11,554
Planview Parent, Inc., 2024 1st Lien Term Loan, 7.232%, 12/17/27 (3-Month USD TERM SOFR + 3.500%) (c) (d)	127,481	108,933
Potomac Energy Center LLC, 2026 Term Loan B, 6.413%, 08/05/32 (3-Month USD TERM SOFR + 2.750%) (c) (d)	24,894	24,862
Primo Brands Corp., 2026 Term Loan B, 6.482%, 03/31/31 (3-Month USD TERM SOFR + 2.750%) (c) (d)	23,408	23,499
Priority Holdings LLC, 2025 Term Loan B, 7.394%, 08/02/32 (1-Month USD TERM SOFR + 3.750%) (c) (d)	68,906	67,571
Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, 6.982%, 10/26/30 (3-Month USD TERM SOFR + 3.250%) (c) (d)	138,580	99,827
PUG LLC, 2024 Extended Term Loan B, 8.394%, 03/15/30 (1-Month USD TERM SOFR + 4.750%) (c) (d)	29,176	29,304
Quartz Acquireco LLC, 2025 Term Loan B, 5.982%, 06/28/30 (3-Month USD TERM SOFR + 2.250%) (c) (d)	57,503	47,835
QuidelOrtho Corp. Term Loan, 7.644%, 08/20/32 (1-Month USD TERM SOFR + 4.000%) (c) (d)	33,409	32,825
Term Loan A, 6.144%, 08/21/30 (1-Month USD TERM SOFR + 2.500%) (c) (d)	48,618	47,160
Raising Cane’s Restaurants LLC, 2025 Term Loan B, 5.644%, 11/03/32 (1-Month USD TERM SOFR + 2.000%) (c) (d)	51,496	51,214

See accompanying notes to financial statements.

SFT Core Bond Fund

Investments in Securities – continued

Principal	Value(a)
Principal	Value(a)
Red Ventures LLC, 2024 Term Loan B, 6.394%, 03/04/30 (1-Month USD TERM SOFR + 2.750%) (c) (d)	$50,080	$46,230
Renaissance Holding Corp., 2024 1st Lien Term Loan, 7.663%, 04/05/30 (3-Month USD TERM SOFR + 4.000%) (c) (d)	117,914	93,079
Research Now Group, Inc., 2024 First Lien First Out Term Loan, 8.903%, 07/15/28 (3-Month USD TERM SOFR + 5.000%) (c) (d)	11,498	10,952
Secretariat Advisors LLC 2025 Delayed Draw Term Loan, 02/28/32 (c) (d) (h)	3,177	3,113
2025 Term Loan B, 7.732%, 02/28/32 (3-Month USD TERM SOFR + 4.000%) (c) (d)	26,105	25,583
Showtime Acquisition LLC, 2024 1st Lien Term Loan, 8.391%, 08/16/31 (3-Month USD TERM SOFR + 4.750%) (c) (d)	45,888	45,410
South Field LLC 2025 1st Lien Term Loan B, 6.732%, 08/29/31 (3-Month USD TERM SOFR + 3.000%) (c) (d)	24,991	24,976
2025 1st Lien Term Loan C, 6.732%, 08/29/31 (3-Month USD TERM SOFR + 3.000%) (c) (d)	1,638	1,636
Splat Super Holdco LLC 2025 Delayed Draw Term Loan, 07/02/32 (c) (d) (h)	1,491	1,388
2025 Term Loan, 8.644%, 07/02/32 (1-Month USD TERM SOFR + 5.000%) (c) (d)	34,791	32,385
Star Parent, Inc., Term Loan B, 7.732%, 09/27/30 (3-Month USD TERM SOFR + 4.000%) (c) (d)	17,730	17,742
Station Casinos LLC, 2024 Term Loan B, 5.644%, 03/14/31 (1-Month USD TERM SOFR + 2.000%) (c) (d)	22,430	22,418
Surf Holdings LLC, 2025 Incremental Term Loan, 7.258%, 03/05/27 (1-Month USD TERM SOFR + 3.500%) (c) (d)	20,355	18,879
Talen Energy Supply LLC, 2024‑1 Incremental Term Loan, 5.387%, 12/15/31 (1-Month USD TERM SOFR + 1.750%) (c) (d)	$40,582	$40,322
TCP Sunbelt Acquisition Co., 2024 Term Loan B, 7.916%, 10/24/31 (3-Month USD TERM SOFR + 4.250%) (c) (d)	71,868	71,688
TKO Worldwide Holdings LLC, 2026 Term Loan B, 5.413%, 11/21/31 (3-Month USD TERM SOFR + 1.750%) (c) (d)	51,994	51,794
TransDigm, Inc. 2023 Term Loan J, 6.144%, 02/28/31 (1-Month USD TERM SOFR + 2.500%) (c) (d)	58,312	58,323
2025 Term Loan M, 6.144%, 08/19/32 (1-Month USD TERM SOFR + 2.500%) (c) (d)	72,982	72,992
TripAdvisor, Inc., Term Loan, 6.394%, 07/08/31 (1-Month USD TERM SOFR + 2.750%) (c) (d)	40,841	38,646
TTF Holdings LLC, 2024 Term Loan, 7.376%, 07/18/31 (6-Month USD TERM SOFR + 3.750%) (c) (d)	85,142	62,083
United Natural Foods, Inc., 2026 Term Loan B, 7.644%, 05/01/31 (1-Month USD TERM SOFR + 4.000%) (c) (d)	55,335	55,358
Voyager Parent LLC, Repriced Term Loan B, 7.982%, 07/01/32 (3-Month USD TERM SOFR + 4.250%) (c) (d)	80,852	80,785
WEC U.S. Holdings Ltd., 2024 Term Loan, 5.621%, 01/27/31 (1-Month USD TERM SOFR + 2.000%) (c) (d)	40,543	40,514
Xerox Holdings Corp., 2023 Non-CoOp Term Loan, 7.627%, 11/19/29 (1-Month USD TERM SOFR + 4.000%, 3-Month USD TERM SOFR + 4.000%, 6-Month USD TERM SOFR + 4.000%) (c) (d)	134,076	96,267

See accompanying notes to financial statements.

SFT Core Bond Fund

Investments in Securities – continued

Principal	Value(a)
Shares/ Principal	Value(a)
Zayo Group Holdings, Inc., 2025 USD Term Loan, 6.758%, 03/11/30 (1-Month USD TERM SOFR + 3.000%) (c) (d)	$20,189	$20,180
Total bank Loans (cost: $6,947,861)		6,786,100
Foreign Bonds (1.4%)
Abu Dhabi Government International Bonds, 5.500%, 04/30/54 (c)	510,000	500,245
Brazil Government International Bonds, 6.125%, 03/15/34	200,000	200,830
Colombia Government International Bonds, 7.750%, 11/07/36	200,000	217,900
Guatemala Government Bonds, 6.250%, 08/15/36	369,000	385,144
Hungary Government International Bonds, 2.125%, 09/22/31	250,000	216,932
Mexico Government International Bonds 4.875%, 05/19/33	287,000	272,076
5.625%, 09/22/35	278,000	270,077
New South Wales Treasury Corp. 4.750%, 02/20/37	1,105,000	725,039
5.250%, 02/24/38	585,000	396,145
Qatar Government International Bonds 4.400%, 04/16/50 (c)	244,000	210,009
5.103%, 04/23/48 (c)	204,000	195,156
Queensland Treasury Corp. 5.000%, 07/21/37 (c)	1,105,000	735,734
5.250%, 08/13/38 (c)	870,000	585,811
Republic of South Africa Government International Bonds 4.850%, 09/30/29	200,000	198,520
5.875%, 06/22/30	200,000	204,817
Romania Government International Bonds, 6.625%, 05/16/36	380,000	388,371
Treasury Corp. of Victoria, 2.000%, 11/20/37	550,000	266,945
Total foreign bonds (cost: $5,881,962)		5,969,751
Convertible Foreign Bonds (0.1%)
Convertible Foreign Bonds (0.1%)
Cellnex Telecom SA, Series CLNX, 0.750%, 11/20/31	$300,000	$310,996
Davide Campari-Milano NV, 2.375%, 01/17/29	200,000	222,605
	Total convertible foreign bonds (cost: $538,220)	533,601
	Total long-term debt securities (cost: $459,810,956)	452,691,924
Common Stocks (0.1%)
Health Care (0.0%)
Health Care Providers & Services (0.0%)
ModivCare, Inc. (f) (i)	15,292	94,619
Materials (0.1%)
Containers & Packaging (0.1%)
Ardagh Holdings SA (f) (g) (i)	17,718	115,167
	Total common stocks (cost: $507,221)	209,786
Short-Term Securities (7.6%)
Investment Companies (7.6%)
State Street Institutional U.S. Government Money Market Fund, current rate 3.580%	31,374,895	31,374,895
	Total short-term securities (cost: $31,374,895)	31,374,895
Total investments in securities (cost: $491,693,072) (j)		484,276,605
Liabilities in excess of cash and other assets (‑16.9%)		(70,085,227)
Total net assets (100.0%)		$414,191,378

See accompanying notes to financial statements.

SFT Core Bond Fund

Investments in Securities – continued

Investments in Securities Legend

(a)
Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.
(b)
Security is issued on a when-issued or forward commitment basis. As of June 30, 2026, the total cost of investments issued on a when-issued or forward commitment basis was $73,231,602.
(c)
Security sold within terms of a private placement memorandum exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be sold only to dealers in that program.
(d)
Variable rate security.
(e)
Step rate security.
(f)
This security has been determined to be illiquid pursuant to the procedures of the Funds’ Liquidity Risk Management Program.
(g)
This security is fair valued by Securian AM, as the Valuation Designee, in accordance with procedures approved by the Board of Trustees of Securian Funds Trust and in accordance with provisions of the Investment Company Act of 1940, as amended.
(h)
Unsettled security, coupon rate undetermined at June 30, 2026.
(i)
Non-income producing security.
(j)
At June 30, 2026, the cost of investments for federal income tax purposes was $491,720,446. The aggregate unrealized appreciation and depreciation of investments based on this cost were:
Gross unrealized appreciation	$3,044,127
Gross unrealized depreciation	(10,490,819)
Net unrealized depreciation	$(7,446,692)

Foreign Forward Currency Contracts

On June 30, 2026, SFT Core Bond Fund had entered into forward foreign currency contracts that obligate the Fund to deliver currencies at specified future dates. Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts were as follows:

Settlement Date	Currency to be delivered – SELL	Currency to be received – BUY		Unrealized Appreciation(a)		Unrealized Depreciation(a)	Counterparty
09/11/26	156,658	GBP	206,729	USD	$—			$(1,191)	CITI
09/11/26	9,211,994	EUR	10,521,802	USD	—			(41,339)	CITI
09/11/26	16,753,725	GBP	22,102,533	USD	—			(133,261)	CITI
09/11/26	289,430	GBP	383,323	USD	—			(813)	GSI
09/11/26	62,128	AUD	42,792	USD	—			(195)	GSI
09/11/26	5,807,384	AUD	3,998,222	USD	—			(19,981)	GSI
09/11/26	19,633,652	USD	14,874,223	GBP	107,639		—		GSI
					$107,639		$(196,780)

Currency Legend

AUD
Australian Dollar

EUR
Euro

GBP
British Pound

USD
United States Dollar

Counterparty Legend

CITI
Citi Bank

GSI
Goldman Sachs International

See accompanying notes to financial statements.

SFT Core Bond Fund

Investments in Securities – continued

Holdings of Open Futures Contracts

On June 30, 2026, $1,070,000 in cash has been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)(a)
2 Year U.S. Treasury Note	September 2026	315		Long	$64,980,962	$64,931,836			$(49,126)
3 Year Australian Bond	September 2026	35		Short		(2,524,544)	(2,536,196)		(11,652)
5 Year U.S. Treasury Note	September 2026	16		Long		1,708,850	1,712,750		3,900
10 Year Australian Bond	September 2026	44		Short		(3,300,800)	(3,347,589)		(46,789)
10 Year U.S. Ultra	September 2026	7		Long		774,487	787,281		12,794
30 Year Euro BUXL	September 2026	4		Short		(494,906)	(508,631)		(13,725)
German Euro BOBL	September 2026	42		Short		(5,501,914)	(5,540,387)		(38,473)
German Euro Bund	September 2026	9		Short		(1,293,404)	(1,310,291)		(16,887)
German Euro Schatz	September 2026	23		Short		(2,779,501)	(2,786,314)		(6,813)
Long Gilt	September 2026	10		Short		(1,159,363)	(1,184,039)		(24,676)
U.S. Long Bond	September 2026	3		Long		328,787	340,500		11,713
Ultra U.S. Treasury Bond	September 2026	68		Long		7,632,602	7,898,625		266,023
						$58,457,545		$86,289

At June 30, 2026, the Fund had the following interest rate swap contracts outstanding.

Interest Rate Swap Contracts

Description	Counterparty	Payment Frequency (Pay/Rec)	Maturity Date		Notional Amount	Fair Value	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)(a)
Centrally Cleared Swaps
1 day GBP SONIA	LCH Ltd.	Annually		06/26/28		$16,263,000	$(6,296)	$104	$(6,400)

See accompanying notes to financial statements.

SFT Equity Stabilization Fund

Investments in Securities

June 30, 2026
(Unaudited)

(Percentages of each investment category relate to total net assets)

Shares	Value(a)
Shares	Value(a)
Mutual Funds (94.1%)
Investment Companies (94.1%)
iShares Core High Dividend ETF (b)	1,649,010	$45,199,364
iShares MSCI EAFE Minimum Volatility Factor ETF (b)	671,769	58,920,859
iShares MSCI Emerging Markets Minimum Volatility Factor ETF (b)	215,206	16,200,708
iShares MSCI Germany ETF (b)	265,791	10,995,773
iShares MSCI USA Minimum Volatility Factor ETF (b) (c)	837,287	80,764,704
iShares Short Duration Bond Active ETF (b)	283,620	14,368,189
Total mutual funds (cost: $148,964,002)		226,449,597
Short-Term Securities (5.2%)
Investment Companies (5.2%)
State Street Institutional U.S. Government Money Market Fund, current rate 3.580%	12,401,623	$12,401,623
	Total investments excluding purchased options (cost: $161,365,625)	238,851,220
	Total purchased options outstanding (0.0%) (cost: $205,590)	35,600
Total investments in securities (cost: $161,571,215) (d)		238,886,820
Cash and other assets in excess of liabilities (0.7%)		1,671,640
Total net assets (100.0%)		$240,558,460

Investments in Securities Legend

(a)
Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.
(b)
Reports and other information about these investment companies are available in the EDGAR database on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
(c)
Fully or partially pledged as initial margin deposits on open futures contracts.
(d)
At June 30, 2026, the cost of investments for federal income tax purposes was $163,346,770. The aggregate unrealized appreciation and depreciation of investments based on this cost were:
Gross unrealized appreciation	$75,678,275
Gross unrealized depreciation	—
Net unrealized appreciation	$75,678,275

Holdings of Open Futures Contracts

On June 30, 2026, securities with an aggregate fair value of $16,976,960 and cash collateral of $500,000 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)(a)
S&P 500 E-Mini Index Future	September 2026	60		Long	$22,497,625	$22,644,750	$147,125

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2026:

Description	Exercise Price	Expiration Date		Number of Contracts	Notional Amount	Value(a)
CBOE Volatility Index	$25		July 2026		890	$89,000	$35,600

Call Options Written:

The Fund had the following call options written open at June 30, 2026:

Description	Exercise Price	Expiration Date		Number of Contracts	Notional Amount	Value(a)
CBOE Volatility Index	$45		July 2026		890	$89,000	$(8,900)

See accompanying notes to financial statements.

SFT Government Money Market Fund

Investments in Securities

June 30, 2026
(Unaudited)

(Percentages of each investment category relate to total net assets)

Principal	Value(a)
Shares	Value(a)
Short-Term Securities (100.5%)
U.S. Government Obligations (90.6%)
Discount Notes (90.6%)
Federal Home Loan Bank Discount Notes 0.000%, 07/01/26 (b)	$5,900,000	$5,900,000
3.089%, 07/06/26 (b)	3,200,000	3,198,400
3.133%, 07/06/26 (b)	15,000,000	14,992,396
3.483%, 07/15/26 (b)	8,300,000	8,288,332
3.532%, 07/17/26 (b)	12,500,000	12,479,805
3.537%, 07/17/26 (b)	2,600,000	2,595,794
3.592%, 07/29/26 (b)	9,410,000	9,383,652
3.635%, 08/07/26 (b)	7,600,000	7,571,802
3.662%, 07/31/26 (b)	25,000,000	24,923,750
3.714%, 08/14/26 (b)	20,000,000	19,910,289
3.737%, 08/21/26 (b)	15,000,000	14,921,800
Federal Home Loan Mortgage Corp. Discount Notes, 3.545%, 07/20/26 (b)	19,000,000	18,963,770
U.S. Treasury Bills 3.162%, 07/07/26	20,000,000	19,988,063
3.618%, 08/04/26	7,000,000	6,976,182
3.623%, 08/04/26	10,000,000	9,965,928
3.692%, 08/18/26	25,000,000	24,878,616
Total U.S. government obligations (cost: $204,938,579)		204,938,579
Investment Companies (9.9%)
State Street Institutional U.S. Government Money Market Fund, current rate 3.580%	22,505,942	$22,505,942
Total short-term securities (cost: $227,444,521)		227,444,521
Total investments in securities (cost: $227,444,521) (c)		227,444,521
Liabilities in excess of cash and other assets (‑0.5%)		(1,205,316)
Total net assets (100.0%)		$226,239,205

Investments in Securities Legend

(a)
Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.
(b)
Rate represents annualized yield at date of purchase.
(c)
Also represents the cost of securities for federal income tax purposes at June 30, 2026.

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund

Investments in Securities

June 30, 2026
(Unaudited)

(Percentages of each investment category relate to total net assets)

Shares	Value(a)
Shares	Value(a)
Common Stocks (98.1%)
Communication Services (1.5%)
Entertainment (0.6%)
Roku, Inc. (b)	9,675	$1,336,504
Warner Music Group Corp. Class A	10,739	290,705
		1,627,209
Interactive Media & Services (0.3%)
Pinterest, Inc. Class A (b)	35,527	747,133
Media (0.6%)
New York Times Co. Class A	11,924	834,442
Nexstar Media Group, Inc.	2,104	375,753
Sirius XM Holdings, Inc.	13,946	411,965
		1,622,160
Consumer Discretionary (10.2%)
Automobile Components (1.0%)
Autoliv, Inc.	5,116	594,326
BorgWarner, Inc.	15,126	1,004,367
Gentex Corp.	15,704	396,840
Goodyear Tire & Rubber Co. (b)	21,225	140,085
Lear Corp.	3,736	500,848
Visteon Corp.	2,011	199,511
		2,835,977
Automobiles (0.2%)
Harley-Davidson, Inc.	7,763	189,883
Thor Industries, Inc.	3,833	288,088
		477,971
Broadline Retail (0.3%)
Macy’s, Inc.	19,449	458,024
Ollie’s Bargain Outlet Holdings, Inc. (b)	4,465	343,269
		801,293
Diversified Consumer Services (0.7%)
Duolingo, Inc. (b)	2,944	338,619
Graham Holdings Co. Class B	248	283,072
Grand Canyon Education, Inc. (b)	1,925	275,487
H&R Block, Inc.	9,343	355,781
Service Corp. International	10,162	771,906
		2,024,865
Hotels, Restaurants & Leisure (2.5%)
Aramark	19,398	1,103,746
Boyd Gaming Corp.	4,056	358,266
Cava Group, Inc. (b)	7,352	576,985
Choice Hotels International, Inc.	1,447	159,561
Churchill Downs, Inc.	4,889	438,250
Dutch Bros, Inc. Class A (b)	9,363	672,357
Hilton Grand Vacations, Inc. (b)	4,429	231,947
Hyatt Hotels Corp. Class A	2,997	580,939
Planet Fitness, Inc. Class A (b)	5,835	304,412
Texas Roadhouse, Inc.	4,843	935,813
Travel & Leisure Co.	4,603	$351,807
Vail Resorts, Inc.	2,620	356,713
Wingstop, Inc.	2,008	348,207
Wyndham Hotels & Resorts, Inc.	5,521	464,923
		6,883,926
Household Durables (1.5%)
KB Home	4,619	289,103
SharkNinja, Inc. (b)	5,211	793,479
Somnigroup International, Inc.	15,491	1,214,494
Taylor Morrison Home Corp. (b)	6,890	494,289
Toll Brothers, Inc.	7,024	1,157,204
Whirlpool Corp.	4,819	189,965
		4,138,534
Leisure Products (0.5%)
Brunswick Corp.	4,793	403,762
Mattel, Inc. (b)	21,430	297,449
Polaris, Inc.	3,987	272,870
YETI Holdings, Inc. (b)	5,587	276,892
		1,250,973
Specialty Retail (3.0%)
Abercrombie & Fitch Co. Class A (b)	3,299	296,943
AutoNation, Inc. (b)	1,894	351,886
Bath & Body Works, Inc.	14,851	343,504
Burlington Stores, Inc. (b)	4,667	1,478,506
Chewy, Inc. Class A (b)	17,714	348,080
Dick’s Sporting Goods, Inc.	4,818	1,092,771
Five Below, Inc. (b)	4,054	728,869
Floor & Decor Holdings, Inc. Class A (b)	7,942	471,437
GameStop Corp. Class A (b)	30,418	671,629
Gap, Inc.	16,435	307,006
Lithia Motors, Inc.	1,668	484,537
Murphy USA, Inc.	1,243	669,815
Penske Automotive Group, Inc.	1,347	241,046
RH (b)	1,109	182,686
Valvoline, Inc. (b)	9,384	371,043
		8,039,758
Textiles, Apparel & Luxury Goods (0.5%)
Capri Holdings Ltd. (b)	8,783	163,100
Columbia Sportswear Co.	1,727	106,763
Crocs, Inc. (b)	3,683	444,317
PVH Corp.	3,354	249,068
VF Corp.	24,255	404,574
		1,367,822
Consumer Staples (3.1%)
Beverages (0.5%)
Boston Beer Co., Inc. Class A (b)	585	103,562
Celsius Holdings, Inc. (b)	11,688	342,225
Coca-Cola Consolidated, Inc.	4,122	786,972
		1,232,759

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Shares	Value(a)
Shares	Value(a)
Consumer Staples Distribution & Retail (1.9%)
Albertsons Cos., Inc. Class A	26,258	$355,271
BJ’s Wholesale Club Holdings, Inc. (b)	9,417	821,351
Maplebear, Inc. (b)	12,133	574,498
Performance Food Group Co. (b)	11,593	1,295,981
Sprouts Farmers Market, Inc. (b)	6,935	586,562
U.S. Foods Holding Corp. (b)	16,277	1,664,323
		5,297,986
Food Products (0.6%)
Darling Ingredients, Inc. (b)	11,774	643,096
Ingredion, Inc.	4,606	436,234
Marzetti Co.	1,497	170,898
Pilgrim’s Pride Corp.	3,202	90,008
Post Holdings, Inc. (b)	2,941	259,573
		1,599,809
Personal Care Products (0.1%)
elf Beauty, Inc. (b)	4,342	321,308
Energy (4.3%)
Energy Equipment & Services (1.2%)
NOV, Inc.	26,466	490,944
TechnipFMC PLC	29,402	1,949,353
Valaris Ltd. (b)	4,715	342,309
Weatherford International PLC	5,286	430,809
		3,213,415
Oil, Gas & Consumable Fuels (3.1%)
Antero Midstream Corp.	24,540	558,285
Antero Resources Corp. (b)	21,731	763,627
Chord Energy Corp.	4,191	479,031
CNX Resources Corp. (b)	10,396	352,736
DT Midstream, Inc.	7,494	1,099,670
HF Sinclair Corp.	11,300	787,045
Matador Resources Co.	8,594	427,809
Murphy Oil Corp.	9,890	322,018
Ovintiv, Inc.	20,309	1,069,269
PBF Energy, Inc. Class A	6,219	283,089
Permian Resources Corp. Class A	58,041	1,068,535
Range Resources Corp.	17,376	646,214
Viper Energy, Inc. Class A	14,322	607,253
		8,464,581
Financial (14.4%)
Banks (5.9%)
Associated Banc-Corp.	12,074	371,517
Bank OZK	7,523	391,873
Columbia Banking System, Inc.	21,348	684,203
Commerce Bancshares, Inc.	9,998	577,384
Cullen/Frost Bankers, Inc.	4,674	722,226
East West Bancorp, Inc.	10,141	1,309,102
First Financial Bankshares, Inc.	9,606	332,368
First Horizon Corp.	35,001	897,426
Flagstar Bank NA	22,104	330,234
FNB Corp.	26,251	$500,869
Glacier Bancorp, Inc.	9,484	489,185
Hancock Whitney Corp.	5,985	447,199
Home BancShares, Inc.	13,813	394,361
International Bancshares Corp.	4,035	306,458
Old National Bancorp	25,359	656,798
Pinnacle Financial Partners, Inc.	11,105	1,120,272
Prosperity Bancshares, Inc.	7,447	543,854
Southstate Bank Corp.	7,179	717,182
Texas Capital Bancshares, Inc.	3,192	329,606
UMB Financial Corp.	5,263	751,346
United Bankshares, Inc.	10,138	464,625
Valley National Bancorp	35,144	514,860
Webster Financial Corp.	11,900	909,398
Western Alliance Bancorp	7,544	620,117
Wintrust Financial Corp.	4,998	803,279
Zions Bancorp NA	10,890	753,479
		15,939,221
Capital Markets (2.1%)
Affiliated Managers Group, Inc.	1,948	659,203
Carlyle Group, Inc.	19,151	806,449
Evercore, Inc. Class A	2,891	987,103
Federated Hermes, Inc.	5,341	294,930
Hamilton Lane, Inc. Class A	3,030	238,855
Houlihan Lokey, Inc.	3,951	529,948
Jefferies Financial Group, Inc.	12,061	602,809
Morningstar, Inc.	1,627	253,844
SEI Investments Co.	6,714	588,885
Stifel Financial Corp.	11,350	791,889
		5,753,915
Consumer Finance (0.7%)
Ally Financial, Inc.	20,570	945,191
FirstCash Holdings, Inc.	2,832	612,618
SLM Corp.	13,908	360,774
		1,918,583
Financial Services (1.7%)
Corebridge Financial, Inc.	17,851	511,074
Equitable Holdings, Inc.	20,761	910,993
Essent Group Ltd.	6,796	436,847
Euronet Worldwide, Inc. (b)	2,611	191,099
MGIC Investment Corp.	15,596	439,807
Shift4 Payments, Inc. Class A (b)	4,329	210,563
Toast, Inc. Class A (b)	34,670	964,519
Voya Financial, Inc.	6,686	605,284
WEX, Inc. (b)	2,557	360,767
		4,630,953
Insurance (3.4%)
American Financial Group, Inc.	5,103	714,114
Brighthouse Financial, Inc. (b)	4,256	269,405
CNO Financial Group, Inc.	6,849	349,162
Fidelity National Financial, Inc.	18,658	879,911

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Shares	Value(a)
Shares	Value(a)
First American Financial Corp.	7,511	$515,179
Hanover Insurance Group, Inc.	2,628	562,707
Kinsale Capital Group, Inc.	1,610	530,994
Old Republic International Corp.	16,524	676,162
Primerica, Inc.	2,323	660,197
Reinsurance Group of America, Inc.	4,850	1,031,353
RenaissanceRe Holdings Ltd.	3,106	984,291
RLI Corp.	6,769	399,845
Ryan Specialty Holdings, Inc.	8,406	317,411
Selective Insurance Group, Inc.	4,402	427,038
Unum Group	10,840	969,096
		9,286,865
Mortgage REITs (0.6%)
Annaly Capital Management, Inc.	54,038	1,208,290
Starwood Property Trust, Inc.	25,691	420,818
		1,629,108
Health Care (8.5%)
Biotechnology (3.0%)
Arrowhead Pharmaceuticals, Inc. (b)	10,423	849,579
BioMarin Pharmaceutical, Inc. (b)	14,278	816,987
Cytokinetics, Inc. (b)	10,012	852,922
Exelixis, Inc. (b)	18,536	1,008,544
Halozyme Therapeutics, Inc. (b)	8,768	686,271
Neurocrine Biosciences, Inc. (b)	7,398	1,246,822
Roivant Sciences Ltd. (b)	33,276	1,177,638
United Therapeutics Corp. (b)	3,130	1,695,928
		8,334,691
Health Care Equipment & Supplies (1.2%)
Dentsply Sirona, Inc.	14,727	156,253
Envista Holdings Corp. (b)	11,994	316,042
Globus Medical, Inc. Class A (b)	8,356	660,207
Haemonetics Corp. (b)	3,408	255,600
Lantheus Holdings, Inc. (b)	4,801	532,623
LivaNova PLC (b)	4,025	330,976
Penumbra, Inc. (b)	2,901	915,991
		3,167,692
Health Care Providers & Services (1.6%)
Chemed Corp.	971	452,234
Encompass Health Corp.	7,315	739,400
Ensign Group, Inc.	4,316	691,855
HealthEquity, Inc. (b)	6,266	565,945
Hims & Hers Health, Inc. (b)	15,629	541,857
Option Care Health, Inc. (b)	11,580	242,833
Tenet Healthcare Corp. (b)	6,352	1,188,332
		4,422,456
Health Care Technology (0.1%)
Doximity, Inc. Class A (b)	9,860	204,496
Life Sciences Tools & Services (1.9%)
Avantor, Inc. (b)	50,336	$498,326
Bio-Rad Laboratories, Inc. Class A (b)	1,324	388,740
Bruker Corp.	8,175	491,972
Illumina, Inc. (b)	11,158	1,961,911
Medpace Holdings, Inc. (b)	1,653	875,412
Repligen Corp. (b)	3,942	537,846
Sotera Health Co. (b)	19,605	347,989
		5,102,196
Pharmaceuticals (0.7%)
Elanco Animal Health, Inc. (b)	36,832	906,436
Jazz Pharmaceuticals PLC (b)	4,627	1,114,968
		2,021,404
Industrials (25.8%)
Aerospace & Defense (4.6%)
AeroVironment, Inc. (b)	2,425	400,295
ATI, Inc. (b)	10,015	1,973,956
BWX Technologies, Inc.	6,739	1,311,746
Carpenter Technology Corp.	3,664	2,260,102
Curtiss-Wright Corp.	2,721	2,061,865
Hexcel Corp.	5,592	559,536
Kratos Defense & Security Solutions, Inc. (b)	13,829	689,514
Moog, Inc. Class A	2,096	888,369
StandardAero, Inc. (b)	13,997	418,650
Woodward, Inc.	4,410	1,876,190
		12,440,223
Air Freight & Logistics (0.1%)
GXO Logistics, Inc. (b)	8,440	427,908
Building Products (2.0%)
AAON, Inc.	5,037	638,994
Advanced Drainage Systems, Inc.	5,282	829,063
Carlisle Cos., Inc.	2,938	1,065,759
Fortune Brands Innovations, Inc.	8,755	480,650
Owens Corning	5,918	940,725
Simpson Manufacturing Co., Inc.	3,062	641,030
Trex Co., Inc. (b)	7,662	383,406
UFP Industries, Inc.	4,165	377,932
		5,357,559
Commercial Services & Supplies (1.5%)
Brink’s Co.	2,998	283,281
Clean Harbors, Inc. (b)	3,676	1,098,205
MSA Safety, Inc.	2,656	463,684
RB Global, Inc.	13,704	1,595,831
Tetra Tech, Inc.	19,139	552,926
		3,993,927
Construction & Engineering (3.2%)
AECOM	9,430	658,214
API Group Corp. (b)	28,434	1,204,180
Dycom Industries, Inc. (b)	2,210	1,117,354
Fluor Corp. (b)	10,300	539,617
IES Holdings, Inc. (b)	647	475,325
MasTec, Inc. (b)	4,527	1,883,503

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Shares	Value(a)
Shares	Value(a)
Sterling Infrastructure, Inc. (b)	2,280	$1,913,741
Valmont Industries, Inc.	1,432	827,123
		8,619,057
Electrical Equipment (2.6%)
Acuity, Inc.	2,242	844,472
EnerSys	2,706	632,717
Nextpower, Inc. Class A (b)	10,951	1,304,702
nVent Electric PLC	11,909	2,019,885
Regal Rexnord Corp.	4,932	1,174,753
Sensata Technologies Holding PLC	10,743	512,871
Vicor Corp. (b)	1,723	654,361
		7,143,761
Ground Transportation (1.8%)
Avis Budget Group, Inc. (b)	1,259	186,118
Knight-Swift Transportation Holdings, Inc.	11,981	932,960
Landstar System, Inc.	2,544	526,125
Ryder System, Inc.	2,843	749,898
Saia, Inc. (b)	1,967	828,422
XPO, Inc. (b)	8,646	1,774,937
		4,998,460
Machinery (5.6%)
AGCO Corp.	4,389	525,363
Chart Industries, Inc. (b)	3,314	692,427
CNH Industrial NV	64,922	729,074
Crane Co.	3,663	817,105
Donaldson Co., Inc.	8,585	770,675
Esab Corp.	4,209	415,134
Flowserve Corp.	9,463	701,776
Graco, Inc.	12,236	925,164
ITT, Inc.	6,593	1,303,832
Lincoln Electric Holdings, Inc.	4,033	1,070,802
Middleby Corp. (b)	3,068	527,727
Mueller Industries, Inc.	8,183	1,005,936
Oshkosh Corp.	4,593	704,934
RBC Bearings, Inc. (b)	2,330	1,500,660
SPX Technologies, Inc. (b)	3,732	914,974
Terex Corp.	8,380	606,628
Timken Co.	4,672	678,935
Toro Co.	7,156	697,138
Watts Water Technologies, Inc. Class A	2,019	790,338
		15,378,622
Marine Transportation (0.2%)
Kirby Corp. (b)	3,940	535,722
Passenger Airlines (0.5%)
Alaska Air Group, Inc. (b)	8,217	428,928
American Airlines Group, Inc. (b)	48,731	880,569
		1,309,497
Professional Services (2.0%)
Booz Allen Hamilton Holding Corp.	8,876	538,507
CACI International, Inc. Class A (b)	1,631	755,577
ExlService Holdings, Inc. (b)	11,267	291,365
Exponent, Inc.	3,577	$210,185
FTI Consulting, Inc. (b)	2,206	328,716
Genpact Ltd.	11,591	318,752
KBR, Inc.	9,360	323,201
Maximus, Inc.	3,875	208,320
Parsons Corp. (b)	3,900	204,321
Paylocity Holding Corp. (b)	3,155	329,792
Science Applications International Corp.	3,179	350,993
TransUnion	14,199	1,024,316
UL Solutions, Inc. Class A	5,694	579,991
		5,464,036
Trading Companies & Distributors (1.7%)
Applied Industrial Technologies, Inc.	2,726	921,797
Core & Main, Inc. Class A (b)	13,834	667,490
GATX Corp.	2,598	460,339
MSC Industrial Direct Co., Inc. Class A	3,406	405,144
Watsco, Inc.	2,574	1,072,663
WESCO International, Inc.	3,581	1,236,985
		4,764,418
Information Technology (15.2%)
Communications Equipment (0.3%)
Viavi Solutions, Inc. (b)	17,250	823,687
Electronic Equipment, Instruments & Components (4.0%)
Advanced Energy Industries, Inc.	2,782	1,037,324
Arrow Electronics, Inc. (b)	3,757	801,781
Avnet, Inc.	6,034	535,940
Belden, Inc.	2,856	342,463
Cognex Corp.	12,230	885,697
Crane NXT Co.	3,640	186,222
Fabrinet (b)	2,644	1,486,140
IPG Photonics Corp. (b)	1,840	215,869
Littelfuse, Inc.	1,865	849,190
Novanta, Inc. (b)	2,637	427,827
Sanmina Corp. (b)	3,953	1,000,425
TD SYNNEX Corp.	5,519	1,475,450
TTM Technologies, Inc. (b)	7,691	1,438,371
Vontier Corp.	10,339	299,831
		10,982,530
IT Services (1.9%)
DigitalOcean Holdings, Inc. (b)	6,003	942,651
Kyndryl Holdings, Inc. (b)	16,626	188,040
Okta, Inc. (b)	12,364	1,687,068
Twilio, Inc. Class A (b)	11,185	2,307,801
		5,125,560
Semiconductors & Semiconductor Equipment (5.7%)
Allegro MicroSystems, Inc. (b)	9,150	637,023
Amkor Technology, Inc.	8,385	723,039
Cirrus Logic, Inc. (b)	3,760	558,473
Entegris, Inc.	11,213	2,016,770
Lattice Semiconductor Corp. (b)	10,082	1,542,143
MACOM Technology Solutions Holdings, Inc. (b)	4,839	1,840,610

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Shares	Value(a)
Shares	Value(a)
MKS, Inc.	4,989	$2,219,107
Onto Innovation, Inc. (b)	3,660	1,385,127
Rambus, Inc. (b)	7,935	1,053,292
Semtech Corp. (b)	6,867	1,111,424
Silicon Laboratories, Inc. (b)	2,398	524,107
SiTime Corp. (b)	1,629	1,214,517
Synaptics, Inc. (b)	2,883	358,155
Universal Display Corp.	3,191	276,309
		15,460,096
Software (2.6%)
Appfolio, Inc. Class A (b)	1,794	287,668
Bentley Systems, Inc. Class B	10,985	328,342
Bill Holdings, Inc. (b)	6,555	237,029
Commvault Systems, Inc. (b)	3,042	431,143
Docusign, Inc. (b)	14,328	636,450
Dolby Laboratories, Inc. Class A	4,450	233,981
Dropbox, Inc. Class A (b)	11,044	303,379
Dynatrace, Inc. (b)	21,729	954,120
Guidewire Software, Inc. (b)	6,199	762,787
InterDigital, Inc.	1,894	536,248
Manhattan Associates, Inc. (b)	4,317	601,142
Nutanix, Inc. Class A (b)	19,558	996,676
Pegasystems, Inc.	6,694	200,619
Qualys, Inc. (b)	2,609	358,711
UiPath, Inc. Class A (b)	31,495	342,350
		7,210,645
Technology Hardware Storage & Peripherals (0.7%)
Everpure, Inc. Class A (b)	23,270	1,833,443
Materials (5.6%)
Chemicals (1.6%)
Ashland, Inc.	3,406	224,421
Avient Corp.	6,749	249,443
Axalta Coating Systems Ltd. (b)	15,749	538,931
Cabot Corp.	3,787	343,935
NewMarket Corp.	563	445,468
Olin Corp.	8,355	165,596
RPM International, Inc.	9,444	1,049,701
Scotts Miracle-Gro Co.	3,294	224,354
Solstice Advanced Materials, Inc.	11,715	1,037,949
Westlake Corp.	2,503	182,719
		4,462,517
Construction Materials (0.3%)
Eagle Materials, Inc.	2,314	520,650
Knife River Corp. (b)	4,218	352,836
		873,486
Containers & Packaging (1.0%)
AptarGroup, Inc.	4,730	592,196
Crown Holdings, Inc.	8,143	910,550
Graphic Packaging Holding Co.	21,781	230,225
Greif, Inc. Class A	1,842	137,211
Silgan Holdings, Inc.	6,428	298,195
Sonoco Products Co.	7,270	409,664
		2,578,041
Metals & Mining (2.6%)
Alcoa Corp.	19,461	$1,014,697
Cleveland-Cliffs, Inc. (b)	41,995	394,333
Coeur Mining, Inc.	76,290	1,245,053
Commercial Metals Co.	8,155	511,726
Hecla Mining Co.	49,454	763,075
MP Materials Corp. (b)	9,928	556,067
Reliance, Inc.	3,765	1,406,604
Royal Gold, Inc.	6,047	1,207,042
		7,098,597
Paper & Forest Products (0.1%)
Louisiana-Pacific Corp.	4,671	367,421
Real Estate (6.5%)
Diversified REITs (0.4%)
WP Carey, Inc.	16,426	1,174,459
Health Care REITs (1.3%)
American Healthcare REIT, Inc.	14,212	741,156
CareTrust REIT, Inc.	17,422	702,978
Healthcare Realty Trust, Inc.	25,554	515,424
Omega Healthcare Investors, Inc.	21,961	1,047,100
Sabra Health Care REIT, Inc.	18,609	363,062
		3,369,720
Hotels & Resort REITs (0.1%)
Park Hotels & Resorts, Inc.	14,853	211,655
Industrial REITs (0.9%)
EastGroup Properties, Inc.	3,945	798,981
First Industrial Realty Trust, Inc.	9,768	598,876
Rexford Industrial Realty, Inc.	16,515	553,252
STAG Industrial, Inc.	14,099	536,608
		2,487,717
Office REITs (0.5%)
COPT Defense Properties	8,327	303,019
Cousins Properties, Inc.	12,134	363,777
Kilroy Realty Corp.	7,889	295,601
Vornado Realty Trust	11,652	457,924
		1,420,321
Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc. (b)	3,374	1,045,771
Residential REITs (0.7%)
American Homes 4 Rent Class A	23,360	783,027
Equity LifeStyle Properties, Inc.	14,306	922,022
Independence Realty Trust, Inc.	17,351	289,588
		1,994,637
Retail REITs (0.9%)
Agree Realty Corp.	8,833	669,011
Brixmor Property Group, Inc.	22,627	713,429
Kite Realty Group Trust	14,975	424,991
NNN REIT, Inc.	14,018	652,258
		2,459,689

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Shares	Value(a)
Shares/ Principal	Value(a)
Specialized REITs (1.3%)
CubeSmart	16,697	$664,040
EPR Properties	5,612	325,552
Gaming & Leisure Properties, Inc.	20,886	930,054
Lamar Advertising Co. Class A	6,403	998,740
National Storage Affiliates Trust	5,268	234,268
Rayonier, Inc.	20,404	434,197
		3,586,851
Utilities (3.0%)
Electric Utilities (0.8%)
IDACORP, Inc.	4,127	624,415
OGE Energy Corp.	15,264	742,746
Portland General Electric Co.	8,534	442,317
TXNM Energy, Inc.	7,348	417,220
		2,226,698
Gas Utilities (1.0%)
National Fuel Gas Co.	7,004	540,779
New Jersey Resources Corp.	7,433	416,545
ONE Gas, Inc.	4,628	356,680
Southwest Gas Holdings, Inc.	4,735	419,900
Spire, Inc.	4,366	340,941
UGI Corp.	15,840	547,114
		2,621,959
Independent Power And Renewable Electricity Producers (0.6%)
Ormat Technologies, Inc.	4,580	498,762
Talen Energy Corp. (b)	3,364	1,292,651
		1,791,413
Multi-Utilities (0.3%)
Black Hills Corp.	5,618	$417,979
Northwestern Energy Group, Inc.	4,573	327,518
		745,497
Water Utilities (0.3%)
Essential Utilities, Inc.	20,884	800,066
	Total common stocks (cost: $175,256,496)	267,544,725
Mutual Funds (0.2%)
Investment Companies (0.2%)
State Street SPDR Portfolio S&P 400 Mid Cap ETF (c)	6,400	432,384
	Total mutual funds (cost: $424,208)	432,384
Short-Term Securities (1.7%)
Investment Companies (1.4%)
State Street Institutional U.S. Government Money Market Fund, current rate 3.580%	3,729,720	3,729,720
U.S. Government Agencies and Obligations (0.3%)
U.S. Treasury Notes, 3.750%, 04/30/27 (d)	$1,000,000	997,430
	Total short-term securities (cost: $4,729,848)	4,727,150
Total investments in securities (cost: $180,410,552) (e)		272,704,259
Cash and other assets in excess of liabilities (0.0%)		50,440
Total net assets (100.0%)		$272,754,699

Investments in Securities Legend

(a)
Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.
(b)
Non-income producing security.
(c)
Reports and other information about these investment companies are available in the EDGAR database on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
(d)
Fully or partially pledged as initial margin deposits on open futures contracts.
(e)
At June 30, 2026, the cost of investments for federal income tax purposes was $180,805,211. The aggregate unrealized appreciation and depreciation of investments based on this cost were:
Gross unrealized appreciation	$106,562,400
Gross unrealized depreciation	(14,595,472)
Net unrealized appreciation	$91,966,928

Holdings of Open Futures Contracts

On June 30, 2026, securities with an aggregate fair value of $997,430 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)(a)
S&P 400 E-Mini Index Future	September 2026	12		Long	$4,594,120	$4,662,000	$67,880

See accompanying notes to financial statements.

SFT Index 500 Fund

Investments in Securities

June 30, 2026
(Unaudited)

(Percentages of each investment category relate to total net assets)

Shares	Value(a)
Shares	Value(a)
Common Stocks (99.0%)
Communication Services (9.6%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	184,638	$3,822,007
Comcast Corp. Class A	94,674	2,324,247
Verizon Communications, Inc.	110,957	4,697,919
		10,844,173
Entertainment (1.0%)
Electronic Arts, Inc.	6,000	1,230,240
Live Nation Entertainment, Inc. (b)	4,156	761,005
Netflix, Inc. (b)	111,894	7,989,231
Take-Two Interactive Software, Inc. (b)	4,666	1,166,407
TKO Group Holdings, Inc.	1,673	336,792
Walt Disney Co.	46,144	4,441,360
Warner Bros Discovery, Inc. (b)	65,859	1,755,801
		17,680,836
Interactive Media & Services (7.7%)
Alphabet, Inc. Class A	155,815	55,683,607
Alphabet, Inc. Class C	125,595	44,376,481
Meta Platforms, Inc. Class A	58,370	32,879,237
		132,939,325
Media (0.2%)
Charter Communications, Inc. Class A (b)	2,192	311,724
EchoStar Corp. Class A (b)	3,652	370,678
Fox Corp. Class A	5,244	273,527
Fox Corp. Class B	3,740	175,182
News Corp. Class A	9,696	240,752
News Corp. Class B	3,196	89,680
Omnicom Group, Inc.	7,573	551,541
Paramount Skydance Corp. Class B	8,392	82,745
Trade Desk, Inc. Class A (b)	11,348	205,172
		2,301,001
Wireless Telecommunication Services (0.1%)
T-Mobile U.S., Inc.	12,366	2,074,149
Consumer Discretionary (9.2%)
Automobile Components (0.0%)
Aptiv PLC (b)	5,656	347,165
Automobiles (2.0%)
Ford Motor Co.	104,002	1,445,628
General Motors Co.	23,960	1,846,837
Tesla, Inc. (b)	74,812	31,465,927
		34,758,392
Broadline Retail (3.7%)
Amazon.com, Inc. (b)	260,122	61,997,477
eBay, Inc.	11,798	1,318,427
		63,315,904
Distributors (0.0%)
Genuine Parts Co.	3,640	429,447
Hotels, Restaurants & Leisure (1.6%)
Airbnb, Inc. Class A (b)	11,106	$1,589,269
Booking Holdings, Inc.	20,591	3,670,140
Carnival Corp. Ltd.	34,148	975,608
Chipotle Mexican Grill, Inc. (b)	34,086	1,158,924
Darden Restaurants, Inc.	3,038	625,858
Domino’s Pizza, Inc.	770	227,951
DoorDash, Inc. Class A (b)	10,059	1,856,187
Expedia Group, Inc.	3,082	788,622
Hilton Worldwide Holdings, Inc.	6,009	1,985,734
Las Vegas Sands Corp.	7,923	365,963
Marriott International, Inc. Class A	5,856	2,170,175
McDonald’s Corp.	18,873	5,101,561
MGM Resorts International (b)	5,105	244,070
Norwegian Cruise Line Holdings Ltd. (b)	12,229	258,154
Royal Caribbean Cruises Ltd.	6,596	2,094,428
Starbucks Corp.	30,253	3,091,554
Wynn Resorts Ltd.	2,222	215,734
Yum! Brands, Inc.	7,297	1,166,499
		27,586,431
Household Durables (0.2%)
DR Horton, Inc.	7,008	1,141,463
Garmin Ltd.	4,392	1,043,276
Lennar Corp. Class A	5,666	512,716
NVR, Inc. (b)	72	490,565
PulteGroup, Inc.	5,100	699,771
		3,887,791
Leisure Products (0.0%)
Hasbro, Inc.	3,557	293,773
Specialty Retail (1.5%)
AutoZone, Inc. (b)	438	1,399,822
Best Buy Co., Inc.	5,213	395,562
Carvana Co. (b)	19,034	1,252,818
Home Depot, Inc.	26,422	9,318,511
Lowe’s Cos., Inc.	14,845	3,273,174
O’Reilly Automotive, Inc. (b)	22,021	2,027,914
Ross Stores, Inc.	8,517	1,812,843
TJX Cos., Inc.	29,385	4,451,828
Tractor Supply Co.	13,936	440,517
Ulta Beauty, Inc. (b)	1,178	531,254
Williams-Sonoma, Inc.	3,086	719,347
		25,623,590
Textiles, Apparel & Luxury Goods (0.2%)
Deckers Outdoor Corp. (b)	3,750	372,337
Lululemon Athletica, Inc. (b)	2,769	316,164
NIKE, Inc. Class B	31,874	1,308,428
Ralph Lauren Corp.	1,033	414,657
Tapestry, Inc.	5,364	785,182
		3,196,768
Consumer Staples (4.5%)
Beverages (1.0%)
Brown-Forman Corp. Class B	4,535	120,858
Coca-Cola Co.	102,897	8,362,439

See accompanying notes to financial statements.

SFT Index 500 Fund

Investments in Securities – continued

Shares	Value(a)
Shares	Value(a)
Constellation Brands, Inc. Class A	3,706	$515,468
Keurig Dr. Pepper, Inc.	36,095	1,181,389
Molson Coors Beverage Co. Class B	4,263	166,086
Monster Beverage Corp. (b)	19,002	1,826,472
PepsiCo, Inc.	36,310	4,916,374
		17,089,086
Consumer Staples Distribution & Retail (1.7%)
Casey’s General Stores, Inc.	1,007	800,354
Costco Wholesale Corp.	11,826	11,062,868
Dollar General Corp.	5,818	669,710
Dollar Tree, Inc. (b)	4,812	582,011
Kroger Co.	15,073	837,004
Sysco Corp.	12,660	1,058,123
Target Corp.	12,064	1,575,679
Walmart, Inc.	116,497	13,194,450
		29,780,199
Food Products (0.4%)
Archer-Daniels-Midland Co.	12,803	978,149
Bunge Global SA	3,580	382,093
General Mills, Inc.	14,216	494,717
Hershey Co.	3,884	681,448
Hormel Foods Corp.	7,726	191,759
J.M. Smucker Co.	2,815	316,688
Kraft Heinz Co.	22,707	536,339
McCormick & Co., Inc.	6,744	340,033
Mondelez International, Inc. Class A	34,151	1,975,294
Tyson Foods, Inc. Class A	7,496	429,146
		6,325,666
Household Products (0.7%)
Church & Dwight Co., Inc.	6,306	610,925
Clorox Co.	3,222	307,508
Colgate-Palmolive Co.	21,263	1,949,392
Kimberly-Clark Corp.	8,823	968,501
Procter & Gamble Co.	61,916	9,079,362
		12,915,688
Personal Care Products (0.1%)
Estee Lauder Cos., Inc. Class A	6,585	519,886
Kenvue, Inc.	51,046	975,489
		1,495,375
Tobacco (0.6%)
Altria Group, Inc.	44,375	3,192,781
Philip Morris International, Inc.	41,373	7,484,789
		10,677,570
Energy (3.0%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	26,328	1,461,204
Halliburton Co.	22,199	753,656
SLB Ltd.	39,728	1,846,955
		4,061,815
Oil, Gas & Consumable Fuels (2.7%)
APA Corp.	9,344	304,334
Chevron Corp.	49,747	8,246,063
ConocoPhillips	32,373	$3,365,497
Devon Energy Corp.	30,673	1,267,408
Diamondback Energy, Inc.	5,171	908,958
EOG Resources, Inc.	14,153	1,836,069
EQT Corp.	16,626	884,004
Expand Energy Corp.	6,376	581,427
Exxon Mobil Corp.	110,144	15,058,888
Kinder Morgan, Inc.	52,027	1,663,303
Marathon Petroleum Corp.	7,758	1,983,488
Occidental Petroleum Corp.	19,294	937,110
ONEOK, Inc.	16,764	1,457,462
Phillips 66	10,635	1,797,847
Targa Resources Corp.	5,719	1,533,493
Texas Pacific Land Corp.	1,493	653,396
Valero Energy Corp.	7,890	2,054,872
Williams Cos., Inc.	32,536	2,418,726
		46,952,345
Financial (11.6%)
Banks (3.4%)
Bank of America Corp.	173,491	9,885,517
Citigroup, Inc.	45,322	6,343,267
Citizens Financial Group, Inc.	11,222	786,326
Fifth Third Bancorp	24,083	1,357,559
Huntington Bancshares, Inc.	53,867	955,062
JPMorgan Chase & Co.	71,205	23,307,533
KeyCorp	24,489	564,471
M&T Bank Corp.	3,891	926,097
PNC Financial Services Group, Inc.	10,661	2,624,951
Regions Financial Corp.	22,677	684,845
Truist Financial Corp.	33,107	1,649,391
U.S. Bancorp	41,249	2,491,440
Wells Fargo & Co.	81,318	6,720,119
		58,296,578
Capital Markets (2.9%)
Ameriprise Financial, Inc.	2,426	1,112,952
ARES Management Corp. Class A	5,605	623,893
Bank of New York Mellon Corp.	18,236	2,637,108
Blackrock, Inc.	3,824	3,677,005
Blackstone, Inc.	19,740	2,322,806
Cboe Global Markets, Inc.	2,760	669,769
Charles Schwab Corp.	43,441	4,008,301
CME Group, Inc.	9,607	2,121,514
Coinbase Global, Inc. Class A (b)	5,942	868,661
FactSet Research Systems, Inc.	921	211,904
Franklin Resources, Inc.	8,158	271,417
Goldman Sachs Group, Inc.	7,839	7,928,129
Interactive Brokers Group, Inc. Class A	11,865	1,032,730
Intercontinental Exchange, Inc.	15,027	1,849,974
Invesco Ltd.	11,729	309,528
KKR & Co., Inc.	18,387	1,687,559
Moody’s Corp.	3,972	1,798,998
Morgan Stanley	31,854	6,658,760
MSCI, Inc.	1,943	1,088,158
Nasdaq, Inc.	11,864	935,120
Northern Trust Corp.	4,942	859,117
Raymond James Financial, Inc.	4,580	696,297

See accompanying notes to financial statements.

SFT Index 500 Fund

Investments in Securities – continued

Shares	Value(a)
Shares	Value(a)
Robinhood Markets, Inc. Class A (b)	21,056	$2,111,496
S&P Global, Inc.	8,052	3,279,258
State Street Corp.	7,395	1,254,192
T. Rowe Price Group, Inc.	5,693	647,237
		50,661,883
Consumer Finance (0.5%)
American Express Co.	14,142	4,783,532
Capital One Financial Corp.	16,536	3,317,452
Synchrony Financial	8,938	679,735
		8,780,719
Financial Services (3.3%)
Apollo Global Management, Inc.	12,256	1,450,007
Berkshire Hathaway, Inc. Class B (b)	48,717	24,377,500
Block, Inc. (b)	14,222	1,080,872
Corpay, Inc. (b)	1,736	578,557
Fidelity National Information Services, Inc.	13,696	532,500
Fiserv, Inc. (b)	14,170	695,039
Global Payments, Inc.	6,178	448,276
Jack Henry & Associates, Inc.	1,888	260,053
Mastercard, Inc. Class A	21,442	11,012,611
PayPal Holdings, Inc.	23,440	1,012,139
Visa, Inc. Class A	44,103	15,131,298
		56,578,852
Insurance (1.5%)
Aflac, Inc.	12,173	1,427,284
Allstate Corp.	6,815	1,621,561
American International Group, Inc.	14,089	1,050,053
Aon PLC Class A	5,715	1,895,608
Arch Capital Group Ltd. (b)	9,249	897,708
Arthur J Gallagher & Co.	6,846	1,571,636
Assurant, Inc.	1,355	363,858
Brown & Brown, Inc.	7,784	499,344
Chubb Ltd.	9,585	3,265,993
Cincinnati Financial Corp.	4,111	761,111
Erie Indemnity Co. Class A	702	168,304
Everest Group Ltd.	1,052	375,806
Globe Life, Inc.	2,054	367,009
Hartford Insurance Group, Inc.	7,277	964,348
Loews Corp.	4,473	506,388
Marsh & McLennan Cos., Inc.	12,798	2,133,043
MetLife, Inc.	14,362	1,215,169
Principal Financial Group, Inc.	5,236	564,336
Progressive Corp.	15,515	3,389,252
Prudential Financial, Inc.	9,171	989,826
Travelers Cos., Inc.	5,651	1,865,508
W.R. Berkley Corp.	7,815	551,192
Willis Towers Watson PLC	2,504	654,470
		27,098,807
Health Care (8.8%)
Biotechnology (1.6%)
AbbVie, Inc.	46,949	11,814,246
Amgen, Inc.	14,346	5,194,973
Biogen, Inc. (b)	3,945	852,357
Gilead Sciences, Inc.	32,954	4,163,408
Incyte Corp. (b)	4,435	$502,752
Moderna, Inc. (b)	9,384	657,162
Regeneron Pharmaceuticals, Inc.	2,641	1,646,769
Vertex Pharmaceuticals, Inc. (b)	6,767	3,361,372
		28,193,039
Health Care Equipment & Supplies (1.4%)
Abbott Laboratories	46,327	4,203,712
Align Technology, Inc. (b)	1,732	292,119
Baxter International, Inc.	13,707	292,233
Becton Dickinson & Co.	7,321	1,107,887
Boston Scientific Corp. (b)	39,510	1,686,287
Cooper Cos., Inc. (b)	5,154	369,593
Dexcom, Inc. (b)	10,254	690,607
Edwards Lifesciences Corp. (b)	15,301	1,384,128
GE HealthCare Technologies, Inc.	12,042	770,808
IDEXX Laboratories, Inc. (b)	2,068	1,088,678
Insulet Corp. (b)	1,803	274,507
Intuitive Surgical, Inc. (b)	9,361	3,722,682
Medtronic PLC	34,155	2,671,946
ResMed, Inc.	3,867	753,601
Solventum Corp. (b)	3,860	297,799
STERIS PLC	2,577	542,639
Stryker Corp.	9,176	2,888,972
Zimmer Biomet Holdings, Inc.	5,142	442,675
		23,480,873
Health Care Providers & Services (1.6%)
Cardinal Health, Inc.	6,248	1,484,275
Cencora, Inc.	5,172	1,463,573
Centene Corp. (b)	12,446	798,909
Cigna Group	7,019	1,934,998
CVS Health Corp.	33,894	3,506,334
DaVita, Inc. (b)	799	177,761
Elevance Health, Inc.	5,771	2,231,819
HCA Healthcare, Inc.	4,144	1,615,704
Henry Schein, Inc. (b)	2,573	214,897
Humana, Inc.	3,170	1,259,187
Labcorp Holdings, Inc.	2,144	600,320
McKesson Corp.	3,156	2,384,674
Quest Diagnostics, Inc.	2,963	628,008
UnitedHealth Group, Inc.	24,133	10,030,399
Universal Health Services, Inc. Class B	1,399	208,017
		28,538,875
Health Care Technology (0.0%)
Veeva Systems, Inc. Class A (b)	4,027	714,672
Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	7,508	997,288
Bio-Techne Corp.	4,132	291,926
Charles River Laboratories International, Inc. (b)	1,310	297,095
Danaher Corp.	16,761	3,192,635
IQVIA Holdings, Inc. (b)	4,436	857,124
Mettler-Toledo International, Inc. (b)	555	709,018
Revvity, Inc.	2,958	329,107
Thermo Fisher Scientific, Inc.	9,876	4,951,431

See accompanying notes to financial statements.

SFT Index 500 Fund

Investments in Securities – continued

Shares	Value(a)
Shares	Value(a)
Waters Corp. (b)	2,598	$974,354
West Pharmaceutical Services, Inc.	1,827	655,893
		13,255,871
Pharmaceuticals (3.4%)
Bristol-Myers Squibb Co.	54,255	3,126,173
Eli Lilly & Co.	21,012	25,202,423
Johnson & Johnson	63,968	16,245,953
Merck & Co., Inc.	65,631	8,433,584
Pfizer, Inc.	151,478	3,647,590
Viatris, Inc.	30,948	491,454
Zoetis, Inc.	11,140	800,521
		57,947,698
Industrials (8.8%)
Aerospace & Defense (2.2%)
Axon Enterprise, Inc. (b)	2,140	1,199,705
Boeing Co. (b)	20,923	4,529,202
General Dynamics Corp.	6,761	2,395,017
General Electric Co.	27,725	10,361,664
Honeywell Aerospace, Inc. (b)	8,407	1,858,620
Howmet Aerospace, Inc.	10,582	2,845,077
Huntington Ingalls Industries, Inc.	1,089	304,800
L3Harris Technologies, Inc.	4,976	1,445,976
Lockheed Martin Corp.	5,394	2,748,027
Northrop Grumman Corp.	3,548	1,807,032
RTX Corp.	35,761	6,784,935
Textron, Inc.	4,591	421,132
TransDigm Group, Inc.	1,486	1,979,411
		38,680,598
Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	3,156	594,401
Expeditors International of Washington, Inc.	3,444	561,303
FedEx Corp.	5,863	1,835,881
United Parcel Service, Inc. Class B	19,839	2,132,693
		5,124,278
Building Products (0.5%)
A.O. Smith Corp.	2,986	187,282
Allegion PLC	2,263	317,929
Builders FirstSource, Inc. (b)	2,858	255,734
Carrier Global Corp.	20,747	1,521,792
Johnson Controls International PLC	16,207	2,368,005
Lennox International, Inc.	800	458,360
Masco Corp.	5,323	433,132
Trane Technologies PLC	5,897	2,896,371
		8,438,605
Commercial Services & Supplies (0.4%)
Cintas Corp.	9,056	1,540,244
Copart, Inc. (b)	23,550	663,874
Republic Services, Inc.	5,261	1,121,014
Rollins, Inc.	7,780	324,737
Veralto Corp.	6,507	577,041
Waste Management, Inc.	9,786	2,181,104
		6,408,014
Construction & Engineering (0.3%)
Comfort Systems USA, Inc.	934	$1,851,142
EMCOR Group, Inc.	1,157	960,171
Quanta Services, Inc.	3,955	2,847,758
		5,659,071
Electrical Equipment (1.3%)
AMETEK, Inc.	6,133	1,483,818
Eaton Corp. PLC	10,348	4,409,490
Emerson Electric Co.	14,873	2,129,070
GE Vernova, Inc.	7,141	8,389,675
Generac Holdings, Inc. (b)	1,518	444,486
Hubbell, Inc.	1,410	737,712
Rockwell Automation, Inc.	2,993	1,481,774
Vertiv Holdings Co. Class A	10,192	3,412,485
		22,488,510
Ground Transportation (0.8%)
CSX Corp.	49,376	2,346,841
FedEx Freight Holding Co., Inc. (b)	2,881	435,031
JB Hunt Transport Services, Inc.	1,971	570,467
Norfolk Southern Corp.	5,983	1,882,192
Old Dominion Freight Line, Inc.	4,857	1,052,026
Uber Technologies, Inc. (b)	54,092	3,903,279
Union Pacific Corp.	15,809	4,300,048
		14,489,884
Industrial Conglomerates (0.2%)
3M Co.	13,860	2,244,073
Honeywell International, Inc.	8,408	1,882,439
		4,126,512
Machinery (2.0%)
Caterpillar, Inc.	12,239	13,033,311
Cummins, Inc.	3,681	2,625,326
Deere & Co.	6,716	4,260,160
Dover Corp.	3,580	802,922
Fortive Corp.	8,101	494,890
IDEX Corp.	1,949	442,326
Illinois Tool Works, Inc.	6,978	1,887,340
Ingersoll Rand, Inc.	9,482	777,429
Nordson Corp.	1,410	425,383
Otis Worldwide Corp.	10,196	730,034
PACCAR, Inc.	13,998	1,681,440
Parker-Hannifin Corp.	3,332	3,259,096
Pentair PLC	4,249	325,728
Snap-on, Inc.	1,355	545,252
Stanley Black & Decker, Inc.	4,095	385,421
Westinghouse Air Brake Technologies Corp.	4,538	1,223,445
Xylem, Inc.	6,316	746,614
		33,646,117
Passenger Airlines (0.2%)
Delta Air Lines, Inc.	17,406	1,630,246
Southwest Airlines Co.	12,988	667,843
United Airlines Holdings, Inc. (b)	8,603	1,169,922
		3,468,011

See accompanying notes to financial statements.

SFT Index 500 Fund

Investments in Securities – continued

Shares	Value(a)
Shares	Value(a)
Professional Services (0.3%)
Automatic Data Processing, Inc.	10,622	$2,378,797
Broadridge Financial Solutions, Inc.	3,040	416,328
Equifax, Inc.	3,128	496,476
Jacobs Solutions, Inc.	3,121	393,246
Leidos Holdings, Inc.	3,342	344,126
Paychex, Inc.	8,607	846,326
Verisk Analytics, Inc.	3,482	625,124
		5,500,423
Trading Companies & Distributors (0.3%)
Fastenal Co.	30,490	1,464,434
United Rentals, Inc.	1,665	1,886,262
WW Grainger, Inc.	1,165	1,584,866
		4,935,562
Information Technology (37.7%)
Communications Equipment (1.3%)
Arista Networks, Inc. (b)	27,411	4,656,581
Ciena Corp. (b)	3,738	1,833,713
Cisco Systems, Inc.	104,961	12,328,719
F5, Inc. (b)	1,521	632,675
Lumentum Holdings, Inc. (b)	2,067	1,773,610
Motorola Solutions, Inc.	4,413	1,832,675
		23,057,973
Electronic Equipment, Instruments & Components (1.2%)
Amphenol Corp. Class A	32,648	5,756,495
CDW Corp.	3,427	481,973
Coherent Corp. (b)	5,199	2,050,850
Corning, Inc.	20,800	5,312,944
Flex Ltd. (b)	9,770	1,583,424
Jabil, Inc.	2,798	1,078,573
Keysight Technologies, Inc. (b)	4,570	1,599,820
TE Connectivity PLC	7,718	1,556,026
Teledyne Technologies, Inc. (b)	1,268	845,629
Zebra Technologies Corp. Class A (b)	1,310	344,871
		20,610,605
IT Services (0.7%)
Accenture PLC Class A	16,293	2,027,501
Akamai Technologies, Inc. (b)	3,823	451,917
Cognizant Technology Solutions Corp. Class A	12,592	487,688
Gartner, Inc. (b)	1,760	228,131
GoDaddy, Inc. Class A (b)	3,474	294,873
International Business Machines Corp.	25,003	7,031,094
VeriSign, Inc.	2,136	537,332
		11,058,536
Semiconductors & Semiconductor Equipment (19.0%)
Advanced Micro Devices, Inc. (b)	43,330	25,170,830
Analog Devices, Inc.	12,918	5,130,642
Applied Materials, Inc.	21,046	15,216,258
Broadcom, Inc.	125,814	47,526,239
First Solar, Inc. (b)	2,832	668,239
Intel Corp. (b)	125,543	17,529,569
KLA Corp.	34,730	10,478,388
Lam Research Corp.	33,270	$14,416,889
Marvell Technology, Inc.	23,266	6,930,709
Microchip Technology, Inc.	14,417	1,314,831
Micron Technology, Inc.	29,986	34,612,540
Monolithic Power Systems, Inc.	1,298	1,794,303
NVIDIA Corp.	643,612	128,780,325
NXP Semiconductors NV	6,705	1,884,306
ON Semiconductor Corp. (b)	10,397	982,932
Qnity Electronics, Inc.	5,594	913,556
QUALCOMM, Inc.	28,008	5,175,598
Skyworks Solutions, Inc.	3,979	269,776
Teradyne, Inc.	4,135	2,000,679
Texas Instruments, Inc.	24,179	7,207,035
		328,003,644
Software (7.4%)
Adobe, Inc. (b)	10,741	2,202,120
AppLovin Corp. Class A (b)	7,120	3,668,438
Autodesk, Inc. (b)	5,648	1,098,084
Cadence Design Systems, Inc. (b)	7,352	2,759,353
Crowdstrike Holdings, Inc. Class A (b)	6,716	5,125,248
Datadog, Inc. Class A (b)	8,833	2,299,760
Fair Isaac Corp. (b)	645	770,633
Fortinet, Inc. (b)	16,548	2,542,104
Gen Digital, Inc.	14,684	365,485
Intuit, Inc.	7,314	1,908,954
Microsoft Corp.	197,396	73,632,656
Oracle Corp.	45,077	6,606,034
Palantir Technologies, Inc. Class A (b)	61,013	7,118,387
Palo Alto Networks, Inc. (b)	21,529	7,341,820
PTC, Inc. (b)	3,069	348,669
Roper Technologies, Inc.	2,682	907,562
Salesforce, Inc.	21,738	3,405,475
ServiceNow, Inc. (b)	27,405	2,720,768
Synopsys, Inc. (b)	5,090	2,270,496
Trimble, Inc. (b)	6,194	317,009
Tyler Technologies, Inc. (b)	1,085	317,319
Workday, Inc. Class A (b)	5,413	662,659
		128,389,033
Technology Hardware Storage & Peripherals (8.1%)
Apple, Inc. (c)	390,287	112,933,446
Dell Technologies, Inc. Class C	7,687	3,316,633
Hewlett Packard Enterprise Co.	35,259	1,590,534
HP, Inc.	24,302	533,186
NetApp, Inc.	5,215	807,073
Sandisk Corp. (b)	3,919	8,910,748
Seagate Technology Holdings PLC	5,958	5,749,470
Super Micro Computer, Inc. (b)	14,963	438,865
Western Digital Corp.	9,159	5,850,036
		140,129,991
Materials (1.8%)
Chemicals (1.0%)
Air Products & Chemicals, Inc.	5,932	1,739,144
Albemarle Corp.	3,126	422,104
CF Industries Holdings, Inc.	4,041	437,478
Corteva, Inc.	17,772	1,505,111

See accompanying notes to financial statements.

SFT Index 500 Fund

Investments in Securities – continued

Shares	Value(a)
Shares	Value(a)
Dow, Inc.	19,116	$523,014
DuPont de Nemours, Inc.	3,634	492,916
Ecolab, Inc.	6,691	1,864,179
International Flavors & Fragrances, Inc.	6,823	540,518
Linde PLC	12,285	6,375,178
LyondellBasell Industries NV Class A	6,860	361,179
Mosaic Co.	8,430	178,632
PPG Industries, Inc.	5,901	715,732
Sherwin-Williams Co.	6,042	2,080,381
		17,235,566
Construction Materials (0.2%)
CRH PLC	17,756	1,899,892
Martin Marietta Materials, Inc.	1,593	918,683
Vulcan Materials Co.	3,447	1,016,900
		3,835,475
Containers & Packaging (0.2%)
Amcor PLC	12,310	533,638
Avery Dennison Corp.	2,030	329,571
Ball Corp.	7,075	441,480
International Paper Co.	14,068	535,991
Packaging Corp. of America	2,382	567,583
Smurfit Westrock PLC	13,918	643,847
		3,052,110
Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	38,190	2,401,769
Newmont Corp.	28,368	2,649,571
Nucor Corp.	5,997	1,335,832
Steel Dynamics, Inc.	3,603	826,744
		7,213,916
Real Estate (1.8%)
Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc.	4,153	219,486
Healthpeak Properties, Inc.	18,320	392,048
Ventas, Inc.	12,919	1,147,207
Welltower, Inc.	18,758	4,257,503
		6,016,244
Hotels & Resort REITs (0.0%)
Host Hotels & Resorts, Inc.	16,925	401,292
Industrial REITs (0.2%)
Prologis, Inc.	24,765	3,354,914
Office REITs (0.0%)
BXP, Inc.	3,933	260,797
Real Estate Management & Development (0.1%)
CBRE Group, Inc. Class A (b)	7,741	1,042,635
CoStar Group, Inc. (b)	10,851	307,301
		1,349,936
Residential REITs (0.2%)
AvalonBay Communities, Inc.	3,734	704,568
Camden Property Trust	2,634	301,567
Equity Residential	9,060	615,446
Essex Property Trust, Inc.	1,710	498,619
Invitation Homes, Inc.	14,522	$438,710
Mid-America Apartment Communities, Inc.	3,136	435,716
UDR, Inc.	7,857	313,651
		3,308,277
Retail REITs (0.3%)
Federal Realty Investment Trust	2,095	258,607
Kimco Realty Corp.	17,959	455,261
Realty Income Corp.	24,779	1,535,307
Regency Centers Corp.	4,335	345,673
Simon Property Group, Inc.	8,564	1,915,338
		4,510,186
Specialized REITs (0.7%)
American Tower Corp.	12,372	2,023,688
Crown Castle, Inc.	11,602	878,619
Digital Realty Trust, Inc.	8,777	1,576,174
Equinix, Inc.	2,618	2,728,977
Extra Space Storage, Inc.	5,571	809,466
Iron Mountain, Inc.	7,937	1,002,523
Public Storage	4,194	1,334,992
SBA Communications Corp.	2,838	500,794
VICI Properties, Inc.	29,004	770,056
Weyerhaeuser Co.	19,196	459,552
		12,084,841
Utilities (2.2%)
Electric Utilities (1.4%)
Alliant Energy Corp.	6,848	522,434
American Electric Power Co., Inc.	14,409	1,971,295
Constellation Energy Corp.	8,524	2,117,106
Duke Energy Corp.	20,718	2,622,484
Edison International	10,251	763,187
Entergy Corp.	12,167	1,397,502
Evergy, Inc.	6,105	527,655
Eversource Energy	9,987	721,761
Exelon Corp.	27,152	1,265,826
FirstEnergy Corp.	13,851	658,477
NextEra Energy, Inc.	55,385	4,861,141
NRG Energy, Inc.	5,558	811,801
PG&E Corp.	58,558	984,946
Pinnacle West Capital Corp.	3,215	344,005
PPL Corp.	19,992	726,709
Southern Co.	29,956	2,867,089
Xcel Energy, Inc.	16,589	1,332,097
		24,495,515
Gas Utilities (0.1%)
Atmos Energy Corp.	4,388	755,921
Independent Power And Renewable Electricity Producers (0.1%)
AES Corp.	18,972	278,129
Vistra Corp.	8,385	1,330,113
		1,608,242
Multi-Utilities (0.6%)
Ameren Corp.	7,364	832,426
CenterPoint Energy, Inc.	17,394	766,032
CMS Energy Corp.	8,157	624,010

See accompanying notes to financial statements.

SFT Index 500 Fund

Investments in Securities – continued

Shares	Value(a)
Shares	Value(a)
Consolidated Edison, Inc.	9,793	$1,083,400
Dominion Energy, Inc.	23,370	1,595,937
DTE Energy Co.	5,534	843,216
NiSource, Inc.	12,749	606,215
Public Service Enterprise Group, Inc.	13,198	1,071,150
Sempra	17,388	1,612,041
WEC Energy Group, Inc.	8,671	1,012,513
		10,046,940
Water Utilities (0.0%)
American Water Works Co., Inc.	5,200	684,216
Total common stocks (cost: $440,435,992)		1,712,554,111
Rights (0.0%)
Health Care (0.0%)
Hologic, Inc. (b)(d)	6,000	60
Total rights (cost: $60)		60
Short-Term Securities (1.0%)
Investment Companies (1.0%)
State Street Institutional U.S. Government Money Market Fund, current rate 3.580%	17,122,772	$17,122,772
	Total short-term securities (cost: $17,122,772)	17,122,772
Total investments in securities (cost: $457,558,824) (e)		1,729,676,943
Cash and other assets in excess of liabilities (0.0%)		174,369
Total net assets (100.0%)		$1,729,851,312

Investments in Securities Legend

(a)
Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.
(b)
Non-income producing security.
(c)
Fully or partially pledged as initial margin deposits on open futures contracts.
(d)
This security is fair valued by Securian AM, as the Valuation Designee, in accordance with procedures approved by the Board of Trustees of Securian Funds Trust and in accordance with provisions of the Investment Company Act of 1940, as amended.
(e)
At June 30, 2026, the cost of investments for federal income tax purposes was $459,053,120. The aggregate unrealized appreciation and depreciation of investments based on this cost were:
Gross unrealized appreciation	$1,290,996,993
Gross unrealized depreciation	(20,226,045)
Net unrealized appreciation	$1,270,770,948

Holdings of Open Futures Contracts

On June 30, 2026, securities with an aggregate fair value of $40,510,400 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)(a)
S&P 500 E-Mini Index Future	September 2026	60		Long	$22,497,625	$22,644,750	$147,125

See accompanying notes to financial statements.

SFT Nomura Growth Fund (formerly SFT Macquarie Growth Fund)

Investments in Securities

June 30, 2026
(Unaudited)

(Percentages of each investment category relate to total net assets)

Shares	Value(a)
Shares	Value(a)
Common Stocks (99.6%)
Communication Services (9.8%)
Entertainment (0.8%)
Netflix, Inc. (b)	66,610	$4,755,954
Interactive Media & Services (9.0%)
Alphabet, Inc. Class A	120,827	43,179,945
Meta Platforms, Inc. Class A	21,200	11,941,748
		55,121,693
Consumer Discretionary (7.1%)
Automobiles (0.5%)
Ferrari NV	8,180	3,045,332
Broadline Retail (5.1%)
Amazon.com, Inc. (b)	129,668	30,905,071
Hotels, Restaurants & Leisure (1.5%)
Booking Holdings, Inc.	50,352	8,974,741
Consumer Staples (0.2%)
Beverages (0.2%)
Coca-Cola Co.	11,682	949,396
Financial (12.8%)
Capital Markets (5.6%)
Intercontinental Exchange, Inc.	78,843	9,706,362
MSCI, Inc.	18,293	10,244,812
S&P Global, Inc.	34,501	14,050,877
		34,002,051
Financial Services (7.2%)
Mastercard, Inc. Class A	28,060	14,411,616
Visa, Inc. Class A	86,508	29,680,030
		44,091,646
Health Care (13.6%)
Biotechnology (1.2%)
Gilead Sciences, Inc.	57,841	7,307,632
Health Care Equipment & Supplies (4.5%)
Edwards Lifesciences Corp. (b)	121,184	10,962,305
IDEXX Laboratories, Inc. (b)	12,121	6,380,979
Intuitive Surgical, Inc. (b)	25,470	10,128,910
		27,472,194
Health Care Technology (1.0%)
Veeva Systems, Inc. Class A (b)	32,054	5,688,623
Life Sciences Tools & Services (2.1%)
Danaher Corp.	67,375	12,833,590
Pharmaceuticals (4.8%)
Eli Lilly & Co.	24,455	29,332,061
Industrials (7.4%)
Aerospace & Defense (2.3%)
General Electric Co.	37,740	14,104,570
Commercial Services & Supplies (1.9%)
Waste Connections, Inc.	70,439	11,741,477
Ground Transportation (0.3%)
Old Dominion Freight Line, Inc.	8,910	$1,929,906
Professional Services (2.9%)
Broadridge Financial Solutions, Inc.	20,436	2,798,710
Equifax, Inc.	22,813	3,620,879
Verisk Analytics, Inc.	61,803	11,095,493
		17,515,082
Information Technology (47.2%)
Communications Equipment (1.5%)
Motorola Solutions, Inc.	22,356	9,284,223
Semiconductors & Semiconductor Equipment (28.0%)
Advanced Micro Devices, Inc. (b)	54,001	31,369,721
Broadcom, Inc.	51,883	19,598,803
NVIDIA Corp.	475,387	95,120,185
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	50,961	24,337,445
		170,426,154
Software (9.1%)
Autodesk, Inc. (b)	18,653	3,626,516
Intuit, Inc.	17,772	4,638,492
Microsoft Corp.	126,547	47,204,562
		55,469,570
Technology Hardware Storage & Peripherals (8.6%)
Apple, Inc.	180,903	52,346,092
Materials (1.5%)
Construction Materials (1.5%)
Vulcan Materials Co.	30,695	9,055,332
	Total common stocks (cost: $348,892,597)	606,352,390
Short-Term Securities (0.5%)
Investment Companies (0.5%)
State Street Institutional U.S. Government Money Market Fund, current rate 3.580%	3,349,461	3,349,461
	Total short-term securities (cost: $3,349,461)	3,349,461
Total investments in securities (cost: $352,242,058) (c)		609,701,851
Liabilities in excess of cash and other assets (‑0.1%)		(586,340)
Total net assets (100.0%)		$609,115,511

See accompanying notes to financial statements.

SFT Nomura Growth Fund (formerly SFT Macquarie Growth Fund)

Investments in Securities – continued

Investments in Securities Legend

(a)
Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.
(b)
Non-income producing security.
(c)
At June 30, 2026, the cost of investments for federal income tax purposes was $352,917,459. The aggregate unrealized appreciation and depreciation of investments based on this cost were:
Gross unrealized appreciation	$274,125,267
Gross unrealized depreciation	(17,340,876)
Net unrealized appreciation	$256,784,391

See accompanying notes to financial statements.

SFT Nomura Small Cap Growth Fund (formerly SFT Macquarie Small Cap Growth Fund)

Investments in Securities

June 30, 2026
(Unaudited)

(Percentages of each investment category relate to total net assets)

Shares	Value(a)
Shares	Value(a)
Common Stocks (98.6%)
Communication Services (2.2%)
Interactive Media & Services (1.1%)
EverQuote, Inc. Class A (b)	94,414	$2,246,109
Entertainment (1.1%)
IMAX Corp. (b)	52,138	2,078,221
Consumer Discretionary (7.6%)
Broadline Retail (0.5%)
Ollie’s Bargain Outlet Holdings, Inc. (b)	11,454	880,583
Diversified Consumer Services (1.8%)
Covista, Inc. (b)	7,678	957,139
OneSpaWorld Holdings Ltd.	89,308	2,522,058
		3,479,197
Hotels, Restaurants & Leisure (2.6%)
Cava Group, Inc. (b)	38,602	3,029,485
Rush Street Interactive, Inc. (b)	69,809	2,076,120
		5,105,605
Specialty Retail (0.6%)
Boot Barn Holdings, Inc. (b)	7,689	1,263,072
Textiles, Apparel & Luxury Goods (2.1%)
Kontoor Brands, Inc.	48,355	4,029,906
Consumer Staples (3.3%)
Consumer Staples Distribution & Retail (3.3%)
Chefs’ Warehouse, Inc. (b)	22,619	2,173,686
PriceSmart, Inc.	21,907	4,279,313
		6,452,999
Energy (4.5%)
Energy Equipment & Services (3.1%)
Oceaneering International, Inc. (b)	64,627	2,618,686
Solaris Energy Infrastructure, Inc.	26,659	2,144,983
Weatherford International PLC	15,738	1,282,647
		6,046,316
Oil, Gas & Consumable Fuels (1.4%)
APA Corp.	54,814	1,785,292
Matador Resources Co.	18,616	926,705
		2,711,997
Financial (8.7%)
Banks (2.3%)
Axos Financial, Inc. (b)	15,464	1,506,039
Seacoast Banking Corp. of Florida	90,168	2,998,086
		4,504,125
Capital Markets (3.1%)
Affiliated Managers Group, Inc.	4,552	1,540,397
Miami International Holdings, Inc. (b)	52,380	1,946,441
WisdomTree, Inc.	152,689	2,586,551
		6,073,389
Consumer Finance (2.1%)
FirstCash Holdings, Inc.	18,829	$4,073,090
Financial Services (1.2%)
Paymentus Holdings, Inc. Class A (b)	91,232	2,204,165
Health Care (26.1%)
Biotechnology (9.4%)
Celcuity, Inc. (b)	22,872	2,392,869
Mirum Pharmaceuticals, Inc. (b)	38,842	4,547,233
Protagonist Therapeutics, Inc. (b)	15,768	1,932,841
Travere Therapeutics, Inc. (b)	64,886	3,686,174
Vericel Corp. (b)	67,339	2,995,912
Zymeworks, Inc. (b)	99,256	2,594,552
		18,149,581
Health Care Equipment & Supplies (3.7%)
Alphatec Holdings, Inc. (b)	220,675	1,908,839
Artivion, Inc. (b)	90,703	2,038,096
Axogen, Inc. (b)	50,945	2,353,149
TransMedics Group, Inc. (b)	13,973	928,087
		7,228,171
Health Care Providers & Services (4.9%)
Encompass Health Corp.	37,552	3,795,756
Guardant Health, Inc. (b)	23,656	3,549,110
HealthEquity, Inc. (b)	24,297	2,194,505
		9,539,371
Life Sciences Tools & Services (2.5%)
Adaptive Biotechnologies Corp. (b)	179,626	3,852,978
Repligen Corp. (b)	7,422	1,012,657
		4,865,635
Pharmaceuticals (5.6%)
ANI Pharmaceuticals, Inc. (b)	31,930	2,643,165
Axsome Therapeutics, Inc. (b)	11,628	2,846,186
Phathom Pharmaceuticals, Inc. (b)	163,422	1,773,129
Tarsus Pharmaceuticals, Inc. (b)	56,694	3,568,320
		10,830,800
Industrials (18.7%)
Aerospace & Defense (3.6%)
AAR Corp. (b)	19,146	2,736,538
Leonardo DRS, Inc.	49,863	2,127,654
Loar Holdings, Inc. (b)	26,347	2,123,832
		6,988,024
Building Products (1.9%)
AAON, Inc.	28,980	3,676,403
Construction & Engineering (3.7%)
Construction Partners, Inc. Class A (b)	16,768	1,991,535
Everus Construction Group, Inc. (b)	19,516	3,238,680
Legence Corp. Class A (b)	23,151	1,973,160
		7,203,375

See accompanying notes to financial statements.

SFT Nomura Small Cap Growth Fund (formerly SFT Macquarie Small Cap Growth Fund)

Investments in Securities – continued

Shares	Value(a)
Shares	Value(a)
Ground Transportation (0.9%)
Saia, Inc. (b)	4,353	$1,833,309
Machinery (6.6%)
Atmus Filtration Technologies, Inc.	44,209	2,254,217
Enpro, Inc.	5,106	1,924,605
Federal Signal Corp.	11,672	1,499,735
Flowserve Corp.	19,935	1,478,380
SPX Technologies, Inc. (b)	11,919	2,922,181
Standex International Corp.	7,418	2,653,196
		12,732,314
Professional Services (0.7%)
Willdan Group, Inc. (b)	18,235	1,442,389
Trading Companies & Distributors (1.3%)
Xometry, Inc. Class A (b)	25,549	2,465,989
Information Technology (23.7%)
Electronic Equipment, Instruments & Components (4.9%)
Advanced Energy Industries, Inc.	10,217	3,809,613
Bel Fuse, Inc. Class B	8,669	2,887,124
OSI Systems, Inc. (b)	13,046	2,853,160
		9,549,897
IT Services (2.2%)
DigitalOcean Holdings, Inc. (b)	26,851	4,216,412
Semiconductors & Semiconductor Equipment (5.8%)
ACM Research, Inc. Class A (b)	18,924	2,401,266
Kulicke & Soffa Industries, Inc.	16,234	2,171,460
Penguin Solutions, Inc. (b)	21,010	1,596,970
Silicon Motion Technology Corp. ADR	8,232	2,743,973
Synaptics, Inc. (b)	19,467	2,418,385
		11,332,054
Software (10.8%)
A10 Networks, Inc.	100,148	3,741,529
Adeia, Inc.	59,836	1,970,400
Agilysys, Inc. (b)	36,920	$3,858,140
Braze, Inc. Class A (b)	118,606	2,572,564
D-Wave Quantum, Inc. (b)	46,255	1,109,658
Descartes Systems Group, Inc. (b)	13,176	912,306
JFrog Ltd. (b)	15,939	1,448,536
Q2 Holdings, Inc. (b)	44,420	2,136,602
SailPoint, Inc. (b)	145,632	2,132,053
ServiceTitan, Inc. Class A (b)	14,816	1,047,639
		20,929,427
Materials (3.8%)
Chemicals (2.0%)
Element Solutions, Inc.	51,752	2,471,158
Minerals Technologies, Inc.	18,394	1,360,604
		3,831,762
Construction Materials (1.8%)
Knife River Corp. (b)	43,299	3,621,962
	Total common stocks (cost: $152,945,250)	191,585,649
Short-Term Securities (1.5%)
Investment Companies (1.5%)
State Street Institutional U.S. Government Money Market Fund, current rate 3.580%	2,881,800	2,881,800
	Total short-term securities (cost: $2,881,800)	2,881,800
Total investments in securities (cost: $155,827,050) (c)		194,467,449
Liabilities in excess of cash and other assets (‑0.1%)		(263,280)
Total net assets (100.0%)		$194,204,169

Investments in Securities Legend

(a)
Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.
(b)
Non-income producing security.
(c)
At June 30, 2026, the cost of investments for federal income tax purposes was $156,395,693. The aggregate unrealized appreciation and depreciation of investments based on this cost were:
Gross unrealized appreciation	$45,080,069
Gross unrealized depreciation	(7,008,313)
Net unrealized appreciation	$38,071,756

See accompanying notes to financial statements.

SFT Real Estate Securities Fund

Investments in Securities

June 30, 2026
(Unaudited)

(Percentages of each investment category relate to total net assets)

Shares	Value(a)
Shares	Value(a)
Common Stocks (98.1%)
Consumer Discretionary (1.3%)
Hotels, Restaurants & Leisure (1.3%)
Boyd Gaming Corp.	18,856	$1,665,551
Health Care (0.7%)
PACS Group, Inc. (b)	20,967	894,033
Real Estate (96.1%)
Diversified REITs (1.6%)
Essential Properties Realty Trust, Inc.	65,609	1,958,428
Health Care REITs (20.5%)
CareTrust REIT, Inc.	22,711	916,389
Healthcare Realty Trust, Inc.	134,700	2,716,899
Omega Healthcare Investors, Inc.	55,256	2,634,606
Ventas, Inc.	24,009	2,131,999
Welltower, Inc.	75,415	17,116,943
		25,516,836
Hotels & Resort REITs (2.5%)
Host Hotels & Resorts, Inc.	130,745	3,099,964
Industrial REITs (6.4%)
EastGroup Properties, Inc.	11,718	2,373,246
Prologis, Inc.	41,597	5,635,146
		8,008,392
Office REITs (5.2%)
BXP, Inc.	46,843	3,106,159
Highwoods Properties, Inc.	61,005	1,839,911
Hudson Pacific Properties, Inc. (b)	16,444	249,785
SL Green Realty Corp.	23,929	1,238,804
		6,434,659
Residential REITs (11.0%)
Equity LifeStyle Properties, Inc.	28,673	1,847,975
Equity Residential	21,502	1,460,631
Essex Property Trust, Inc.	10,923	3,185,037
Invitation Homes, Inc.	76,154	2,300,612
Sun Communities, Inc.	33,897	4,064,589
UDR, Inc.	19,817	791,095
		13,649,939
Retail REITs (11.6%)
Agree Realty Corp.	58,987	4,467,675
Kimco Realty Corp.	138,561	3,512,521
Kite Realty Group Trust	74,491	2,114,055
Realty Income Corp.	29,650	1,837,114
Simon Property Group, Inc.	11,464	2,563,924
		14,495,289
Specialized REITs (37.3%)
American Tower Corp.	34,449	$5,634,823
Blackstone Digital Infrastructure Trust, Inc. (b)	31,938	690,819
Crown Castle, Inc.	66,491	5,035,363
Digital Realty Trust, Inc.	66,037	11,858,924
Equinix, Inc.	4,339	4,522,930
Extra Space Storage, Inc.	37,572	5,459,212
Gaming & Leisure Properties, Inc.	19,056	848,564
Iron Mountain, Inc.	30,624	3,868,117
Lamar Advertising Co. Class A	4,305	671,494
Outfront Media, Inc.	32,397	1,061,326
Public Storage	10,035	3,194,241
SBA Communications Corp.	8,067	1,423,503
Weyerhaeuser Co.	93,720	2,243,657
		46,512,973
	Total common stocks (cost: $105,686,685)	122,236,064
Warrant (0.3%)
Real Estate (0.3%)
Hudson Pacific Properties, Inc., Exp.12/31/49 (b) (c) (d)	28,902	436,998
	Total warrants (cost: $449,137)	436,998
Short-Term Securities (1.4%)
Investment Companies (1.4%)
State Street Institutional U.S. Government Money Market Fund, current rate 3.580%	1,694,278	1,694,278
	Total short-term securities (cost: $1,694,278)	1,694,278
Total investments in securities (cost: $107,830,100) (e)		124,367,340
Cash and other assets in excess of liabilities (0.2%)		224,395
Total net assets (100.0%)		$124,591,735

See accompanying notes to financial statements.

SFT Real Estate Securities Fund

Investments in Securities – continued

Investments in Securities Legend

(a)
Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.
(b)
Non-income producing security.
(c)
This security has been determined to be illiquid pursuant to the procedures of the Funds’ Liquidity Risk Management Program.
(d)
This security is fair valued by Securian AM, as the Valuation Designee, in accordance with procedures approved by the Board of Trustees of Securian Funds Trust and in accordance with provisions of the Investment Company Act of 1940, as amended.
(e)
At June 30, 2026, the cost of investments for federal income tax purposes was $108,110,305. The aggregate unrealized appreciation and depreciation of investments based on this cost were:
Gross unrealized appreciation	$23,532,360
Gross unrealized depreciation	(7,275,325)
Net unrealized appreciation	$16,257,035

See accompanying notes to financial statements.

SFT T. Rowe Price Value Fund

Investments in Securities

June 30, 2026
(Unaudited)

(Percentages of each investment category relate to total net assets)

Shares	Value(a)
Shares	Value(a)
Common Stocks (99.4%)
Communication Services (2.8%)
Entertainment (1.4%)
Netflix, Inc. (b)	13,595	$970,683
Walt Disney Co.	21,481	2,067,546
		3,038,229
Interactive Media & Services (0.6%)
Alphabet, Inc. Class C	1,401	495,015
Meta Platforms, Inc. Class A	1,533	863,524
		1,358,539
Wireless Telecommunication Services (0.8%)
T-Mobile U.S., Inc.	10,336	1,733,657
Consumer Discretionary (10.2%)
Broadline Retail (5.5%)
Amazon.com, Inc. (b)	50,127	11,947,269
Hotels, Restaurants & Leisure (1.9%)
Booking Holdings, Inc.	7,612	1,356,763
McDonald’s Corp.	9,824	2,655,525
		4,012,288
Specialty Retail (2.8%)
AutoZone, Inc. (b)	743	2,374,583
Home Depot, Inc.	4,564	1,609,632
Lowe’s Cos., Inc.	5,572	1,228,570
Tractor Supply Co.	29,009	916,975
		6,129,760
Consumer Staples (4.6%)
Beverages (0.2%)
Coca-Cola Co.	5,900	479,493
Consumer Staples Distribution & Retail (0.1%)
Dollar Tree, Inc. (b)	1,827	220,975
Food Products (1.2%)
Mondelez International, Inc. Class A	42,958	2,484,691
Household Products (2.1%)
Colgate-Palmolive Co.	13,297	1,219,069
Procter & Gamble Co.	22,964	3,367,441
		4,586,510
Tobacco (1.0%)
Philip Morris International, Inc.	12,300	2,225,193
Energy (7.7%)
Energy Equipment & Services (2.1%)
NOV, Inc.	20,840	386,582
SLB Ltd.	56,465	2,625,058
TechnipFMC PLC	22,454	1,488,700
		4,500,340
Oil, Gas & Consumable Fuels (5.6%)
Cenovus Energy, Inc.	36,500	905,565
Chevron Corp.	14,773	2,448,773

ConocoPhillips	33,653	$3,498,566
Exxon Mobil Corp.	15,239	2,083,476
Range Resources Corp.	56,957	2,118,231
Valero Energy Corp.	4,276	1,113,641
		12,168,252
Financial (18.1%)
Banks (6.8%)
Bank of America Corp.	57,221	3,260,453
Citigroup, Inc.	9,267	1,297,009
Fifth Third Bancorp	38,691	2,181,012
Huntington Bancshares, Inc.	39,224	695,441
JPMorgan Chase & Co.	22,370	7,322,372
		14,756,287
Capital Markets (4.3%)
Charles Schwab Corp.	27,796	2,564,737
CME Group, Inc.	1,000	220,830
Goldman Sachs Group, Inc.	1,244	1,258,144
Intercontinental Exchange, Inc.	19,101	2,351,524
Morgan Stanley	13,842	2,893,532
		9,288,767
Consumer Finance (1.4%)
American Express Co.	7,708	2,607,231
Capital One Financial Corp.	2,300	461,426
		3,068,657
Financial Services (3.3%)
Apollo Global Management, Inc.	800	94,648
Berkshire Hathaway, Inc. Class B (b)	12,173	6,091,247
Federal National Mortgage Association (b)	30,776	200,352
Visa, Inc. Class A	2,319	795,626
		7,181,873
Insurance (2.3%)
Allstate Corp.	6,473	1,540,186
Chubb Ltd.	3,269	1,113,879
Marsh & McLennan Cos., Inc.	4,583	763,849
MetLife, Inc.	10,962	927,495
Progressive Corp.	1,107	241,824
Travelers Cos., Inc.	1,202	396,804
		4,984,037
Health Care (13.2%)
Biotechnology (1.7%)
AbbVie, Inc.	2,000	503,280
Gilead Sciences, Inc.	26,150	3,303,791
		3,807,071
Health Care Equipment & Supplies (1.4%)
Abbott Laboratories	32,669	2,964,385
Health Care Providers & Services (5.5%)
Cencora, Inc.	7,719	2,184,323
CVS Health Corp.	20,400	2,110,380
Quest Diagnostics, Inc.	4,298	910,961

See accompanying notes to financial statements.

SFT T. Rowe Price Value Fund

Investments in Securities – continued

Shares	Value(a)
Shares	Value(a)
Tenet Healthcare Corp. (b)	13,325	$2,492,841
UnitedHealth Group, Inc.	10,312	4,285,976
		11,984,481
Life Sciences Tools & Services (0.7%)
Danaher Corp.	569	108,383
Revvity, Inc.	12,758	1,419,455
		1,527,838
Pharmaceuticals (3.9%)
AstraZeneca PLC	6,449	1,222,859
Bristol-Myers Squibb Co.	23,884	1,376,196
Johnson & Johnson	18,584	4,719,779
Royalty Pharma PLC Class A	19,996	1,121,176
		8,440,010
Industrials (12.7%)
Aerospace & Defense (0.3%)
Northrop Grumman Corp.	1,406	716,090
Commercial Services & Supplies (1.1%)
Republic Services, Inc.	10,833	2,308,296
Electrical Equipment (2.2%)
AMETEK, Inc.	15,096	3,652,326
Emerson Electric Co.	7,722	1,105,404
		4,757,730
Ground Transportation (1.6%)
CSX Corp.	49,742	2,364,237
Norfolk Southern Corp.	3,451	1,085,650
		3,449,887
Machinery (7.2%)
Deere & Co.	8,822	5,596,059
Ingersoll Rand, Inc.	28,048	2,299,656
Otis Worldwide Corp.	13,606	974,190
Parker-Hannifin Corp.	1,917	1,875,056
Pentair PLC	15,100	1,157,566
Westinghouse Air Brake Technologies Corp.	14,189	3,825,354
		15,727,881
Professional Services (0.2%)
Equifax, Inc.	3,058	485,366
Trading Companies & Distributors (0.1%)
WW Grainger, Inc.	143	194,537
Information Technology (19.3%)
Communications Equipment (2.0%)
Arista Networks, Inc. (b)	5,851	993,968
Cisco Systems, Inc.	29,068	3,414,327
		4,408,295
Electronic Equipment, Instruments & Components (3.0%)
Amphenol Corp. Class A	7,495	1,321,519
Keysight Technologies, Inc. (b)	14,617	5,116,973
		6,438,492

IT Services (0.8%)
International Business Machines Corp.	5,874	$1,651,828
Semiconductors & Semiconductor Equipment (4.2%)
Advanced Micro Devices, Inc. (b)	732	425,226
Analog Devices, Inc.	5,758	2,286,905
Intel Corp. (b)	23,256	3,247,235
Lam Research Corp.	2,519	1,091,558
QUALCOMM, Inc.	6,700	1,238,093
Texas Instruments, Inc.	3,206	955,613
		9,244,630
Software (4.0%)
InterDigital, Inc.	1,711	484,435
Microsoft Corp.	19,993	7,457,789
Salesforce, Inc.	4,800	751,968
		8,694,192
Technology Hardware Storage & Peripherals (5.3%)
Apple, Inc.	39,767	11,506,979
Materials (4.1%)
Chemicals (1.7%)
Corteva, Inc.	3,752	317,757
Linde PLC	6,454	3,349,239
		3,666,996
Construction Materials (0.5%)
Martin Marietta Materials, Inc.	1,890	1,089,963
Containers & Packaging (1.9%)
Ball Corp.	24,592	1,534,541
International Paper Co.	41,533	1,582,407
Packaging Corp. of America	4,800	1,143,744
		4,260,692
Real Estate (3.5%)
Health Care REITs (1.1%)
Welltower, Inc.	10,780	2,446,736
Residential REITs (1.1%)
Equity LifeStyle Properties, Inc.	17,222	1,109,958
Essex Property Trust, Inc.	4,205	1,226,136
		2,336,094
Specialized REITs (1.3%)
Public Storage	6,841	2,177,559
VICI Properties, Inc.	28,588	759,011
		2,936,570
Utilities (3.2%)
Electric Utilities (2.2%)
Constellation Energy Corp.	4,700	1,167,339
Southern Co.	34,988	3,348,702
Xcel Energy, Inc.	2,708	217,452
		4,733,493

See accompanying notes to financial statements.

SFT T. Rowe Price Value Fund

Investments in Securities – continued

Shares	Value(a)
Gas Utilities (0.1%)
Atmos Energy Corp.	664	$114,387
Multi-Utilities (0.9%)
Ameren Corp.	18,313	2,070,102
	Total common stocks (cost: $181,809,215)	216,127,838
Short-Term Securities (0.1%)
Investment Companies (0.1%)
State Street Institutional U.S. Government Money Market Fund, current rate 3.580%	216,619	216,619
T. Rowe Price Government Reserve Fund, current rate 3.690%	100	100
	Total short-term securities (cost: $216,719)	216,719
Total investments in securities (cost: $182,025,934) (c)		216,344,557
Cash and other assets in excess of liabilities (0.5%)		1,089,939
Total net assets (100.0%)		$217,434,496

Investments in Securities Legend

(a)
Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.
(b)
Non-income producing security.
(c)
At June 30, 2026, the cost of investments for federal income tax purposes was $182,371,072. The aggregate unrealized appreciation and depreciation of investments based on this cost were:
Gross unrealized appreciation	$39,544,081
Gross unrealized depreciation	(5,570,596)
Net unrealized appreciation	$33,973,485

See accompanying notes to financial statements.

SFT Wellington Core Equity Fund

Investments in Securities

June 30, 2026
(Unaudited)

(Percentages of each investment category relate to total net assets)

Shares	Value(a)
Shares	Value(a)
Common Stocks (99.0%)
Communication Services (11.1%)
Diversified Telecommunication Services (0.5%)
Space Exploration Technologies Corp. Class A (b)	4,394	$750,759
Entertainment (1.1%)
Netflix, Inc. (b)	22,370	1,597,218
Interactive Media & Services (9.1%)
Alphabet, Inc. Class A	26,885	9,607,892
Meta Platforms, Inc. Class A	5,888	3,316,652
		12,924,544
Media (0.4%)
EchoStar Corp. Class A (b)	4,996	507,094
Consumer Discretionary (8.2%)
Automobiles (0.5%)
Tesla, Inc. (b)	1,839	773,484
Broadline Retail (4.6%)
Amazon.com, Inc. (b)	27,386	6,527,179
Distributors (0.4%)
Pool Corp.	2,483	533,597
Hotels, Restaurants & Leisure (0.7%)
Marriott International, Inc. Class A	2,654	983,546
Specialty Retail (2.0%)
AutoZone, Inc. (b)	416	1,329,511
Lowe’s Cos., Inc.	6,923	1,526,452
		2,855,963
Consumer Staples (5.7%)
Beverages (0.6%)
Monster Beverage Corp. (b)	9,442	907,565
Consumer Staples Distribution & Retail (3.7%)
BJ’s Wholesale Club Holdings, Inc. (b)	15,908	1,387,496
Casey’s General Stores, Inc.	964	766,178
Performance Food Group Co. (b)	7,655	855,752
Walmart, Inc.	19,232	2,178,216
		5,187,642
Tobacco (1.4%)
Philip Morris International, Inc.	11,167	2,020,222
Energy (3.1%)
Oil, Gas & Consumable Fuels (3.1%)
Diamondback Energy, Inc.	3,433	603,453
EOG Resources, Inc.	4,538	588,715
Exxon Mobil Corp.	4,826	659,811
Phillips 66	3,225	545,186
Targa Resources Corp.	3,498	937,953
Williams Cos., Inc.	13,921	1,034,887
		4,370,005
Financial (10.6%)
Banks (4.3%)
Fifth Third Bancorp	22,128	$1,247,355
JPMorgan Chase & Co.	9,454	3,094,578
Wells Fargo & Co.	20,629	1,704,781
		6,046,714
Capital Markets (2.6%)
Goldman Sachs Group, Inc.	1,344	1,359,281
Intercontinental Exchange, Inc.	9,151	1,126,580
Nasdaq, Inc.	15,510	1,222,498
		3,708,359
Financial Services (1.8%)
Mastercard, Inc. Class A	5,021	2,578,786
Insurance (1.9%)
Arthur J Gallagher & Co.	6,287	1,443,306
Chubb Ltd.	3,682	1,254,605
		2,697,911
Health Care (7.8%)
Biotechnology (2.3%)
Gilead Sciences, Inc.	10,843	1,369,905
United Therapeutics Corp. (b)	986	534,244
Vertex Pharmaceuticals, Inc. (b)	2,868	1,424,622
		3,328,771
Health Care Providers & Services (1.8%)
Cencora, Inc.	4,792	1,356,040
HCA Healthcare, Inc.	3,093	1,205,930
		2,561,970
Pharmaceuticals (3.7%)
Eli Lilly & Co.	2,790	3,346,410
Merck & Co., Inc.	14,985	1,925,572
		5,271,982
Industrials (9.6%)
Aerospace & Defense (4.2%)
FTAI Aviation Ltd.	3,018	816,459
General Electric Co.	6,299	2,354,125
L3Harris Technologies, Inc.	3,635	1,056,295
RTX Corp.	8,953	1,698,653
		5,925,532
Building Products (1.0%)
Trane Technologies PLC	2,857	1,403,244
Commercial Services & Supplies (0.8%)
Cintas Corp.	6,757	1,149,230
Electrical Equipment (1.3%)
Eaton Corp. PLC	3,422	1,458,183
GE Vernova, Inc.	325	381,829
		1,840,012

See accompanying notes to financial statements.

SFT Wellington Core Equity Fund

Investments in Securities – continued

Shares	Value(a)
Shares	Value(a)
Machinery (1.7%)
ITT, Inc.	5,314	$1,050,897
Parker-Hannifin Corp.	1,359	1,329,265
		2,380,162
Trading Companies & Distributors (0.6%)
Ferguson Enterprises, Inc.	3,754	890,937
Information Technology (36.2%)
Communications Equipment (0.6%)
Cisco Systems, Inc.	7,451	875,195
Electronic Equipment, Instruments & Components (1.5%)
Corning, Inc.	8,578	2,191,079
Semiconductors & Semiconductor Equipment (19.5%)
Advanced Micro Devices, Inc. (b)	2,933	1,703,809
Broadcom, Inc.	14,014	5,293,788
KLA Corp.	10,539	3,179,722
Micron Technology, Inc.	3,084	3,559,830
NVIDIA Corp.	59,619	11,929,166
Texas Instruments, Inc.	6,584	1,962,493
		27,628,808
Software (6.6%)
Cadence Design Systems, Inc. (b)	1,333	500,301
Microsoft Corp.	19,865	7,410,042
Oracle Corp.	6,812	998,299
Palantir Technologies, Inc. Class A (b)	1,531	178,622
Trimble, Inc. (b)	5,129	262,502
		9,349,766
Technology Hardware Storage & Peripherals (8.0%)
Apple, Inc.	33,528	9,701,662
Sandisk Corp. (b)	251	570,706
Seagate Technology Holdings PLC	1,063	1,025,795
		11,298,163
Materials (2.1%)
Chemicals (2.1%)
Linde PLC	2,787	$1,446,286
Sherwin-Williams Co.	4,500	1,549,440
		2,995,726
Real Estate (2.3%)
Health Care REITs (1.2%)
Welltower, Inc.	7,653	1,737,001
Retail REITs (1.1%)
Simon Property Group, Inc.	6,743	1,508,072
Utilities (2.3%)
Gas Utilities (0.8%)
Atmos Energy Corp.	6,204	1,068,763
Multi-Utilities (1.5%)
Dominion Energy, Inc.	15,114	1,032,135
WEC Energy Group, Inc.	9,927	1,159,176
		2,191,311
	Total common stocks (cost: $85,829,969)	140,566,312
Short-Term Securities (1.1%)
Investment Companies (1.1%)
State Street Institutional U.S. Government Money Market Fund, current rate 3.580%	1,502,163	1,502,163
	Total short-term securities (cost: $1,502,163)	1,502,163
Total investments in securities (cost: $87,332,132) (c)		142,068,475
Liabilities in excess of cash and other assets (‑0.1%)		(152,171)
Total net assets (100.0%)		$141,916,304

Investments in Securities Legend

(a)
Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.
(b)
Non-income producing security.
(c)
At June 30, 2026, the cost of investments for federal income tax purposes was $87,374,710. The aggregate unrealized appreciation and depreciation of investments based on this cost were:
Gross unrealized appreciation	$57,654,174
Gross unrealized depreciation	(2,960,409)
Net unrealized appreciation	$54,693,765

See accompanying notes to financial statements.

(This page has been left blank intentionally.)

Securian Funds Trust

Statements of Assets and Liabilities

June 30, 2026

(Unaudited)

		SFT Balanced Stabilization Fund	SFT Core Bond Fund	SFT Equity Stabilization Fund	SFT Government Money Market Fund	SFT Index 400 Mid-Cap Fund	SFT Index 500 Fund	SFT Nomura Growth Fund(a)	SFT Nomura Small Cap Growth Fund(a)	SFT Real Estate Securities Fund	SFT T. Rowe Price Value Fund	SFT Wellington Core Equity Fund
		Assets
	Investments in securities, at fair value – see accompanying schedule for detailed listing*
	Unaffiliated issuers	$262,912,866	$484,276,605		$238,886,820	$227,444,521	$272,704,259		$1,729,676,943	$609,701,851	$194,467,449	$124,367,340	$216,344,557	$142,068,475
	Affiliated issuers (Note 8)	303,889,665	–		–	–	–		–	–	–	–	–	–
	Cash on demand deposit	1,075,727	28,832		1,277,753	–	–		1,245	–	–	–	365,495	2,250
	Due from broker1 2	–	883,730		500,000	–	–		–	–	–	–	–	–
	Foreign currency on deposit3	–	1,129,115		–	–	–		–	–	–	–	–	–
	Receivable:
	Fund shares sold	–	–		–	–	5,088		136,166	–	–	–	–	–
	Investment securities sold (including paydowns)	–	91,159		–	–	1,491,421		–	–	–	332,324	1,199,472	–
	Investment securities sold on a when-issued or forward – commitment basis (Note 2)	–	90,161		–	–	–		–	–	–	–	–	–
	Investment securities sold on a TBA basis (Note 2)	–	4,589,821		–	–	–		–	–	–	–	–	–
	Dividends and accrued interest	2,056,205	2,287,176		38,523	98,068	238,337		824,827	126,882	15,226	466,816	169,872	51,161
	Refundable foreign income taxes withheld	–	3,299		–	–	–		–	2,491	–	–	11,036	1,537
	Variation margin on futures contracts	–	–		144,048	–	36,769		105,482	–	–	–	–	–
	Unrealized appreciation on forward foreign currency contracts	–	107,639		–	–	–		–	–	–	–	–	–
	Prepaid expenses	5,363	7,436		6,753	6,595	6,625		13,280	8,734	6,219	5,713	6,507	5,911
	Total assets	569,939,826	493,494,973		240,853,897	227,549,184	274,482,499		1,730,757,943	609,839,958	194,488,894	125,172,193	218,096,939	142,129,334
		Liabilities
	Payable:
	Fund shares repurchased	23,137	225,673		8,458	1,082,982	64,000		242,805	135,721	8,069	16,525	18,505	10,610
	Investment securities purchased	–	5,087,224		–	–	1,439,968		–	–	–	364,174	353,906	–
	Investment securities purchased on a when-issued or forward – commitment basis (Note 2)	–	3,393,073		–	–	–		–	–	–	–	–	–
	Investment securities purchased on a TBA basis (Note 2)	–	69,713,251		–	–	–		–	–	–	–	–	–
	Adviser	383,016	226,647		166,629	103,859	82,626		405,868	455,193	174,713	100,957	152,771	98,127
	Variation margin on futures contracts	316,868	170,923		–	–	–		–	–	–	–	–	–
	Accrued expenses	191,592	283,624		111,450	123,138	141,206		257,958	133,533	101,943	98,802	137,261	104,293
	Unrealized depreciation on forward foreign currency contracts	–	196,780		–	–	–		–	–	–	–	–	–
	Options written at value4	20,900	–		8,900	–	–		–	–	–	–	–	–
	Unrealized depreciation on swap contracts	–	6,400		–	–	–		–	–	–	–	–	–
	Total liabilities	935,513	79,303,595		295,437	1,309,979	1,727,800		906,631	724,447	284,725	580,458	662,443	213,030
	Net assets applicable to outstanding capital stock	$569,004,313	$414,191,378		$240,558,460	$226,239,205	$272,754,699		$1,729,851,312	$609,115,511	$194,204,169	$124,591,735	$217,434,496	$141,916,304
	Net Assets Consist of:
	Paid in capital**	$89,782,043	$306,268,872		$95,466,873	$226,237,140	$(91,213,747)		$(338,565,189)	$(267,848,374)	$(20,993,607)	$(38,819,408)	$(28,645,265)	$(33,164,384)
	Total distributable earnings	479,222,270	107,922,506		145,091,587	2,065	363,968,446		2,068,416,501	876,963,885	215,197,776	163,411,143	246,079,761	175,080,688
	Net assets	$569,004,313	$414,191,378		$240,558,460	$226,239,205	$272,754,699		$1,729,851,312	$609,115,511	$194,204,169	$124,591,735	$217,434,496	$141,916,304
	Net assets by class:
	Class 1	$ N/A	$13,636,070		$ N/A	$ N/A	$64,284,183		$674,719,868	$ N/A	$ N/A	$21,120,607	$ N/A	$11,187,833
	Class 2	569,004,313	400,555,308		240,558,460	226,239,205	208,470,516		1,055,131,444	609,115,511	194,204,169	103,471,128	217,434,496	130,728,471
	Net asset value per share of outstanding capital stock by class:
	Class 1	N/A	2.739		N/A	N/A	11.154		33.606	N/A	N/A	8.261	N/A	41.606
	Class 2	28.184	2.621		17.528	1.000	10.677		32.154	49.567	34.679	7.907	32.646	40.359
*	Identified cost
	Unaffiliated issuers	$248,284,400	$491,693,072		$161,571,215	$227,444,521	$180,410,552		$457,558,824	$352,242,058	$155,827,050	$107,830,100	$182,025,934	$87,332,132
	Affiliated issuers	72,038,842	–		–	–	–		–	–	–	–	–	–
**	Shares outstanding by class:
	Class 1	N/A	4,978,398		N/A	N/A	5,763,302		20,077,244	N/A	N/A	2,556,577	N/A	268,901
	Class 2	20,188,565	152,796,400		13,724,058	226,239,205	19,524,710		32,814,873	12,288,522	5,600,032	13,085,566	6,660,390	3,239,133
1	Collateral held for To Be Announced securities	$–	$–		$–	$–	$–		$–	$–	$–	$–	$–	$–
2	Cash collateral for open futures contracts	$–	$1,070,000		$500,000	$–	$–		$–	$–	$–	$–	$–	$–
3	Foreign currency on deposit (cost)	$–	$1,127,490		$–	$–	$–		$–	$–	$–	$–	$–	$–
4	Premiums received	$160,930	$–		$68,530	$–	$–		$–	$–	$–	$–	$–	$–

(a)
See Note 1 of accompanying notes to financial statements regarding former names of the funds.

See accompanying notes to financial statements.

Securian Funds Trust

Statements of Operations

Six months ended June 30, 2026

(Unaudited)

	SFT Balanced Stabilization Fund	SFT Core Bond Fund	SFT Equity Stabilization Fund	SFT Government Money Market Fund	SFT Index 400 Mid-Cap Fund	SFT Index 500 Fund	SFT Nomura Growth Fund(a)	SFT Nomura Small Cap Growth Fund(a)	SFT Real Estate Securities Fund	SFT T. Rowe Price Value Fund	SFT Wellington Core Equity Fund
Income:
Interest1	$4,687,310		$8,932,084	$–	$3,765,168	$19,261		$–	$–	$–	$–	$9,998	$–
Dividends1	538,837		341,073	3,152,608	393,442	1,790,017		10,064,349	1,814,581	306,065	2,258,161	1,714,823	684,120
Foreign tax withholding	–		–	–	–	(2,830)		(2,061)	(39,008)	–	–	(3,076)	(1,914)
Total investment income	5,226,147		9,273,157	3,152,608	4,158,610	1,806,448		10,062,288	1,775,573	306,065	2,258,161	1,721,745	682,206
Expenses (Note 4):
Investment advisory fee	1,565,326		832,700	673,617	283,094	189,652		1,063,426	1,917,642	730,713	421,166	595,734	373,997
Rule 12b‑1 fees	711,512		503,990	306,190	283,094	243,843		1,246,099	745,296	214,916	125,900	261,287	157,193
Audit and accounting services	131,124		186,613	66,317	76,285	77,568		148,480	91,606	59,425	66,762	61,854	63,837
Administrative services fee	22,480		26,829	22,480	31,406	21,324		21,324	21,324	21,324	21,324	21,324	21,324
Legal fees	19,291		19,291	19,291	19,291	19,291		19,291	19,291	19,291	19,291	19,291	19,291
Custodian fees	8,431		13,389	7,439	4,959	6,447		12,893	6,447	8,431	6,943	11,405	7,439
Printing and shareholder reports	4,959		4,959	4,959	4,959	4,959		4,959	4,959	4,959	4,959	4,959	4,959
Trustees’ fees	17,009		17,009	17,009	17,009	17,009		17,009	17,009	17,009	17,009	17,009	17,009
S&P licensing fee	5,059		–	5,059	–	19,240		42,052	–	–	–	–	–
Insurance	7,113		7,113	7,113	7,113	7,113		7,113	7,113	7,113	7,113	7,113	7,113
Other	4,072		8,312	6,744	6,038	6,040		20,001	26,585	19,775	19,400	20,288	4,967
Total expenses	2,496,376		1,620,205	1,136,218	733,248	612,486		2,602,647	2,857,272	1,102,956	709,867	1,020,264	677,129
Net investment income (loss)	2,729,771		7,652,952	2,016,390	3,425,362	1,193,962		7,459,641	(1,081,699)	(796,891)	1,548,294	701,481	5,077
Realized gains (losses) on investments and foreign currencies:
Investments (Note 3)
Unaffiliated issuers	28,364,762		(4,745,282)	4,262,734	–	15,765,545		36,207,573	36,973,222	26,339,309	912,520	24,751,566	7,409,636
Affiliated issuers (Note 8)	(4,153,213)		–	–	–	–		–	–	–	–	–	–
Written options contracts	607,075		–	234,808	–	–		–	–	–	–	–	–
Swap contracts	–		9,410	–	–	–		–	–	–	–	–	–
Foreign forward currency contracts	–		449,835	–	–	–		–	–	–	–	–	–
Foreign currency transactions	–		(49,490)	–	–	–		–	(15)	–	–	4	–
Other	–		(387)	–	–	4,363		1,884	156,248	28,467	–	23,088	6,107
Futures contracts	(6,759,614)		(1,115,216)	1,056,648	–	707,637		988,860	–	–	–	–	–
Net change in unrealized appreciation or depreciation on:
Investments
Unaffiliated issuers, net of foreign capital gains tax	(787,267)		(532,189)	5,622,322	–	22,443,368		114,350,602	(47,612,256)	9,549,429	13,969,544	2,947,681	2,292,002
Affiliated issuers (Note 8)	6,606,123		–	–	–	–		–	–	–	–	–	–
Written options contracts	(65,686)		–	(29,453)	–	–		–	–	–	–	–	–
Swap contracts	–		(6,400)	–	–	–		–	–	–	–	–	–
Translation of assets and liabilities in foreign currency	–		6,259	–	–	–		–	(100)	–	–	(259)	–
Foreign forward currency contracts	–		(53,660)	–	–	–		–	–	–	–	–	–
Futures contracts	356,121		152,687	132,895	–	155,838		136,375	–	–	–	–	–
Net gains (losses) on investments	24,168,301		(5,884,433)	11,279,954	–	39,076,751		151,685,294	(10,482,901)	35,917,205	14,882,064	27,722,080	9,707,745
Net increase (decrease) in net assets resulting from operations	$26,898,072		$1,768,519	$13,296,344	$3,425,362	$40,270,713		$159,144,935	$(11,564,600)	$35,120,314	$16,430,358	$28,423,561	$9,712,822
1
All income is from unaffiliated issuers.
(a)See Note 1 of accompanying notes to financial statements regarding former names of the funds.

See accompanying notes to financial statements.

Securian Funds Trust

Statements of Changes in Net Assets

Six months ended June 30, 2026 and year ended December 31, 2025

(Unaudited)

SFT Balanced Stabilization Fund	SFT Core Bond Fund	SFT Equity Stabilization Fund	SFT Government Money Market Fund	SFT Index 400 Mid-Cap Fund
2026	2025	2026	2025	2026	2025	2026	2025	2026	2025
Operations:
Net investment income	$2,729,771	$6,104,146	$7,652,952	$15,823,955	$2,016,390	$4,637,112	$3,425,362	$8,110,089	$1,193,962	$2,353,698
Net realized gains (losses) on investments	18,059,010	56,427,792	(5,451,130)	1,020,529	5,554,190	1,806,129	–	104	16,477,545	12,412,144
Net change in unrealized appreciation or depreciation of investments	6,109,291	(2,600,629)	(433,303)	13,592,750	5,725,764	14,868,460	–	–	22,599,206	960,835
Net increase (decrease) in net assets resulting from operations	26,898,072	59,931,309	1,768,519	30,437,234	13,296,344	21,311,701	3,425,362	8,110,193	40,270,713	15,726,677
Distributions to shareholders:
From distributable earnings
Class 2	–	–	–	–	–	–	(3,425,362)	(8,110,193)	–	–
Decrease in net assets from distributions	–	–	–	–	–	–	(3,425,362)	(8,110,193)	–	–
Capital stock transactions:
Proceeds from sales
Class 1	–	–	1,056,664	3,009,709	–	–	–	–	2,823,555	7,270,005
Class 2	1,341,094	10,795,639	4,201,028	9,175,960	627,568	3,124,790	10,093,354	34,869,337	2,105,941	4,621,204
Value of distributions reinvested
Class 2	–	–	–	–	–	–	3,425,362	8,110,193	–	–
Payments for redemption of shares
Class 1	–	–	(552,578)	(1,206,987)	–	–	–	–	(1,172,732)	(1,647,044)
Class 2	(49,169,479)	(98,932,748)	(17,273,140)	(41,269,523)	(22,215,361)	(55,193,762)	(20,517,883)	(35,341,164)	(10,970,338)	(15,753,912)
Increase (decrease) in net assets from capital stock transactions	(47,828,385)	(88,137,109)	(12,568,026)	(30,290,841)	(21,587,793)	(52,068,972)	(6,999,167)	7,638,366	(7,213,574)	(5,509,747)
Total increase (decrease) in net assets	(20,930,313)	(28,205,800)	(10,799,507)	146,393	(8,291,449)	(30,757,271)	(6,999,167)	7,638,366	33,057,139	10,216,930
Net assets at beginning of period	589,934,626	618,140,426	424,990,885	424,844,492	248,849,909	279,607,180	233,238,372	225,600,006	239,697,560	229,480,630
Net assets at end of period	$569,004,313	$589,934,626	$414,191,378	$424,990,885	$240,558,460	$248,849,909	$226,239,205	$233,238,372	$272,754,699	$239,697,560
Capital share transactions:
Proceeds from sales
Class 1	–	–	387,295	1,115,332	–	–	–	–	274,202	809,870
Class 2	49,650	432,964	1,605,929	3,648,605	36,113	194,444	10,093,354	34,869,337	210,670	547,612
Issued on reinvestment of distributions
Class 2	–	–	–	–	–	–	3,425,362	8,110,193	–	–
Payments for redemption of shares
Class 1	–	–	(202,520)	(459,520)	–	–	–	–	(114,309)	(181,692)
Class 2	(1,797,790)	(3,938,314)	(6,602,923)	(16,340,800)	(1,284,498)	(3,418,230)	(20,517,883)	(35,341,164)	(1,110,419)	(1,825,198)
Net change from capital transactions	(1,748,140)	(3,505,350)	(4,812,219)	(12,036,383)	(1,248,385)	(3,223,786)	(6,999,167)	7,638,366	(739,856)	(649,408)

See accompanying notes to financial statements.

Securian Funds Trust

Statements of Changes in Net Assets – continued

Six months ended June 30, 2026 and year ended December 31, 2025

(Unaudited)

SFT Index 500 Fund	SFT Nomura Growth Fund(a)	SFT Nomura Small Cap Growth Fund(a)	SFT Real Estate Securities Fund	SFT T. Rowe Price Value Fund
2026	2025	2026	2025	2026	2025	2026	2025	2026	2025
Operations:
Net investment income	$7,459,641	$15,176,492	$(1,081,699)	$(2,009,587)	$(796,891)	$(1,672,663)	$1,548,294	$1,993,170	$701,481	$1,543,778
Net realized gains (losses) on investments	37,198,317	91,921,573	37,129,455	83,238,394	26,367,776	21,404,121	912,520	1,601,544	24,774,658	12,186,918
Net change in unrealized appreciation or depreciation of investments	114,486,977	137,556,149	(47,612,356)	(28,140,266)	9,549,429	(50,649)	13,969,544	(1,056,880)	2,947,422	8,428,533
Net increase (decrease) in net assets resulting from operations	159,144,935	244,654,214	(11,564,600)	53,088,541	35,120,314	19,680,809	16,430,358	2,537,834	28,423,561	22,159,229
Distributions to shareholders:
From distributable earnings
Class 2	–	–	–	–	–	–	–	–	–	–
Decrease in net assets from distributions	–	–	–	–	–	–	–	–	–	–
Capital stock transactions:
Proceeds from sales
Class 1	28,747,993	58,699,928	–	–	–	–	1,017,182	2,890,336	–	–
Class 2	6,257,206	14,191,603	12,621,683	1,643,247	975,420	889,232	814,796	2,493,417	1,941,679	3,019,902
Value of distributions reinvested
Class 2	–	–	–	–	–	–	–	–	–	–
Payments for redemption of shares
Class 1	(32,248,258)	(95,467,651)	–	–	–	–	(479,401)	(1,246,206)	–	–
Class 2	(42,713,232)	(78,185,480)	(32,854,682)	(62,177,184)	(7,713,303)	(13,841,980)	(7,333,891)	(8,525,306)	(14,025,614)	(19,394,484)
Increase (decrease) in net assets from capital stock transactions	(39,956,291)	(100,761,600)	(20,232,999)	(60,533,937)	(6,737,883)	(12,952,748)	(5,981,314)	(4,387,759)	(12,083,935)	(16,374,582)
Total increase (decrease) in net assets	119,188,644	143,892,614	(31,797,599)	(7,445,396)	28,382,431	6,728,061	10,449,044	(1,849,925)	16,339,626	5,784,647
Net assets at beginning of period	1,610,662,668	1,466,770,054	640,913,110	648,358,506	165,821,738	159,093,677	114,142,691	115,992,616	201,094,870	195,310,223
Net assets at end of period	$1,729,851,312	$1,610,662,668	$609,115,511	$640,913,110	$194,204,169	$165,821,738	$124,591,735	$114,142,691	$217,434,496	$201,094,870
Capital share transactions:
Proceeds from sales
Class 1	910,944	2,130,599	–	–	–	–	131,220	400,735	–	–
Class 2	202,202	559,502	260,754	36,748	31,875	37,192	113,143	361,408	62,023	111,968
Issued on reinvestment of distributions
Class 2	–	–	–	–	–	–	–	–	–	–
Payments for redemption of shares
Class 1	(1,005,050)	(3,495,520)	–	–	–	–	(62,207)	(172,719)	–	–
Class 2	(1,415,181)	(2,954,858)	(692,908)	(1,306,926)	(253,526)	(534,556)	(977,349)	(1,236,983)	(456,512)	(717,227)
Net change from capital transactions	(1,307,085)	(3,760,277)	(432,154)	(1,270,178)	(221,651)	(497,364)	(795,193)	(647,559)	(394,489)	(605,259)
(a)
See Note 1 of accompanying notes to financial statements regarding former names of the funds.
(a)
See Note 1 of accompanying notes to financial statements regarding former names of the funds.

See accompanying notes to financial statements.

Securian Funds Trust

Statements of Changes in Net Assets – continued

Six months ended June 30, 2026 and year ended December 31, 2025

(Unaudited)

	SFT Wellington Core Equity Fund
	2026	2025
Operations:
Net investment income	$5,077	$36,853
Net realized gains (losses) on investments	7,415,743	17,080,439
Net change in unrealized appreciation or depreciation of investments	2,292,002	122,704
Net increase (decrease) in net assets resulting from operations	9,712,822	17,239,996
Distributions to shareholders:
From distributable earnings
Class 2	–	–
Decrease in net assets from distributions	–	–
Capital stock transactions:
Proceeds from sales
Class 1	863,563	1,535,766
Class 2	547,102	739,685
Value of distributions reinvested
Class 2	–	–
Payments for redemption of shares
Class 1	(167,308)	(514,117)
Class 2	(5,042,373)	(14,668,220)
Increase (decrease) in net assets from capital stock transactions	(3,799,016)	(12,906,886)
Total increase (decrease) in net assets	5,913,806	4,333,110
Net assets at beginning of period	136,002,498	131,669,388
Net assets at end of period	$141,916,304	$136,002,498
Capital share transactions:
Proceeds from sales
Class 1	21,646	44,663
Class 2	14,082	22,049
Issued on reinvestment of distributions
Class 2	–	–
Payments for redemption of shares
Class 1	(4,267)	(14,223)
Class 2	(131,082)	(424,910)
Net change from capital transactions	(99,621)	(372,421)

See accompanying notes to financial statements.

Securian Funds Trust

Financial Highlights

SFT Balanced Stabilization Fund

	Class 2 Shares
	Six months ended June 30, 2026		Year ended December 31,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$26.893		$24.296	$21.401		$18.534	$21.210	$18.697
Income from investment operations:
Net investment income (a)	.130		.257	.241		.282	.136	.019
Net realized and unrealized gain(loss) on investments	1.161		2.340	2.654	2.585		(2.812)	2.494
Total from investment operations	1.291		2.597	2.895	2.867		(2.676)	2.513
Net asset value, end of period	$28.184		$26.893	$24.296		$21.401	$18.534	$21.210
Total return (b)	4.80%		10.69%	13.53%		15.47%	(12.62)%	13.46%
Net assets, end of period (in thousands)	$569,004		$589,935	$618,140		$652,629	$625,412	$729,543
Ratios to average net assets:
Expenses before waiver (c)	.88	%(d)	.88%	.87%		.87%	.86%	.85%
Expenses (c)	.88	%(d)	.88%	.87%		.87%	.86%	.84	%(e)
Net investment income	.96	%(d)	1.03%	1.04%		1.43%	.71%	.10%
Portfolio turnover rate (excluding short-term securities)	2.3	%(f)	10.3%	0.6%		4.1%	12.0%	5.8%
(a)
Based on average shares outstanding during the year.
(b)
Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund’s shares.
(c)
In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d)
Adjusted to an annual basis.
(e)
Ratio is net of fees waived by the adviser and distributor (see Note 4).
(f)
Not Annualized.

Securian Funds Trust

Financial Highlights – continued

SFT Core Bond Fund

	Class 1 Shares
	Six months ended June 30, 2026		Year ended December 31,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$2.724		$2.530	$2.505		$2.364	$2.747	$2.755
Income from investment operations:
Net investment income (a)	.053		.104	.103		.098	.065	.056
Net realized and unrealized gain(loss) on investments	(.038)	.090		(.078)	.043		(.448)	(.064)
Total from investment operations	.015		.194	.025	.141		(.383)	(.008)
Net asset value, end of period	$2.739		$2.724	$2.530		$2.505	$2.364	$2.747
Total return (b)	0.54%		7.67%	0.99%		5.98%	(13.93)%	(0.29)%
Net assets, end of period (in thousands)	$13,636		$13,059	$10,469		$9,271	$7,303	$7,751
Ratios to average net assets:
Expenses (c)	.54	%(d)	.54%	.53%		.51%	.50%	.49%
Net investment income	3.92	%(d)	3.96%	4.07%		4.09%	2.62%	2.03%
Portfolio turnover rate (excluding short-term securities)	166.5	%(e)	359.6%	326.0%		209.9%	139.2%	67.3%
	Class 2 Shares
	Six months ended June 30, 2026		Year ended December 31,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$2.611		$2.431	$2.413		$2.282	$2.659	$2.673
Income from investment operations:
Net investment income (a)	.048		.094	.093		.089	.057	.047
Net realized and unrealized gain(loss) on investments	(.038)	.086		(.075)	.042		(.434)	(.061)
Total from investment operations	.010		.180	.018	.131		(.377)	(.014)
Net asset value, end of period	$2.621		$2.611	$2.431		$2.413	$2.282	$2.659
Total return (b)	0.41%		7.40%	0.73%		5.72%	(14.17)%	(0.54)%
Net assets, end of period (in thousands)	$400,555		$411,932	$414,376		$439,572	$431,655	$522,580
Ratios to average net assets:
Expenses (c)	.79	%(d)	.79%	.78%		.76%	.75%	.74%
Net investment income	3.67	%(d)	3.72%	3.83%		3.83%	2.38%	1.78%
Portfolio turnover rate (excluding short-term securities)	166.5	%(e)	359.6%	326.0%		209.9%	139.2%	67.3%
(a)
Based on average shares outstanding during the year.
(b)
Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund’s shares.
(c)
In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d)
Adjusted to an annual basis.
(e)
Not Annualized.

Securian Funds Trust

Financial Highlights – continued

SFT Equity Stabilization Fund

	Class 2 Shares
	Six months ended June 30, 2026		Year ended December 31,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$16.621		$15.366	$13.984		$12.969	$14.363	$12.804
Income from investment operations:
Net investment income (a)	.141		.277	.290		.268	.169	.154
Net realized and unrealized gain(loss) on investments	.766		.978	1.092	.747		(1.563)	1.405
Total from investment operations	.907		1.255	1.382	1.015		(1.394)	1.559
Net asset value, end of period	$17.528		$16.621	$15.366		$13.984	$12.969	$14.363
Total return (b)	5.46%		8.16%	9.89%		7.82%	(9.71)%	12.18%
Net assets, end of period (in thousands)	$240,558		$248,850	$279,607		$313,368	$328,345	$372,333
Ratios to average net assets:
Expenses before waiver (c)	.93	%(d)	.92%	.90%		.90%	.88%	.87%
Expenses (c)	.93	%(d)	.92%	.90%		.90%	.88%	.85	%(e)
Net investment income	1.65	%(d)	1.72%	1.93%		2.01%	1.28%	1.13%
Portfolio turnover rate (excluding short-term securities)	–	%(f)	5.2%	–%		0.6%	12.3%	3.4%
(a)
Based on average shares outstanding during the year.
(b)
Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund’s shares.
(c)
In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d)
Adjusted to an annual basis.
(e)
Ratio is net of fees waived by the adviser and distributor (see Note 4).
(f)
Not Annualized.

Securian Funds Trust

Financial Highlights – continued

SFT Government Money Market Fund

Class 2 Shares
Six months ended June 30, 2026	Year ended December 31,
(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Income from investment operations:
Net investment income (a)	.015	.036	.045	.044	.011	–
Net realized and unrealized gain on investments	–	–	–	–	–	–
Total from investment operations	.015	.036	.045	.044	.011	–
Less distributions:
Distributions from net investment income	(.015)	(.036)	(.045)	(.044)	(.011)	–
Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Total return (b)	1.51%	3.63%	4.61%	4.47%	1.12%	–%
Net assets, end of period (in thousands)	$226,239	$233,238	$225,600	$229,469	$222,482	$197,078
Ratios to average net assets:
Expenses before waiver	.65	%(c)	.65%	.67%	.64%	.64%	.66%
Expenses (d)	.65	%(c)	.65%	.67	%(e)	.64%	.48	%(e)	.04	%(e)
Net investment income	3.02	%(c)	3.57%	4.51%	4.38%	1.16%	–%
(a)
Based on average shares outstanding during the year.
(b)
Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund’s shares.
(c)
Adjusted to an annual basis.
(d)
In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)
Ratio is net of fees waived by the adviser and distributor (see Note 4).

Securian Funds Trust

Financial Highlights – continued

SFT Index 400 Mid-Cap Fund

	Class 1 Shares
	Six months ended June 30, 2026		Year ended December 31,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.520		$8.885	$7.823		$6.745	$7.786	$6.264
Income from investment operations:
Net investment income (a)	.058		.110	.107		.100	.084	.068
Net realized and unrealized gain(loss) on investments	1.576		.525	.955	.978		(1.125)	1.454
Total from investment operations	1.634		.635	1.062	1.078		(1.041)	1.522
Net asset value, end of period	$11.154		$9.520	$8.885		$7.823	$6.745	$7.786
Total return (b)	17.17%		7.14%	13.58%		15.99%	(13.38)%	24.30%
Net assets, end of period (in thousands)	$64,284		$53,343	$44,206		$35,875	$28,379	$25,327
Ratios to average net assets:
Expenses (c)	.29	%(d)	.32%	.31%		.31%	.30%	.28%
Net investment income	1.14	%(d)	1.23%	1.26%		1.40%	1.22%	.93%
Portfolio turnover rate (excluding short-term securities)	11.4	%(e)	18.0%	16.0%		20.7%	15.0%	15.3%
	Class 2 Shares
	Six months ended June 30, 2026		Year ended December 31,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.124		$8.537	$7.535		$6.513	$7.538	$6.079
Income from investment operations:
Net investment income (a)	.043		.084	.082		.079	.063	.050
Net realized and unrealized gain(loss) on investments	1.510		.503	.920	.943		(1.088)	1.409
Total from investment operations	1.553		.587	1.002	1.022		(1.025)	1.459
Net asset value, end of period	$10.677		$9.124	$8.537		$7.535	$6.513	$7.538
Total return (b)	17.02%		6.87%	13.30%		15.70%	(13.60)%	23.99%
Net assets, end of period (in thousands)	$208,471		$186,355	$185,275		$183,879	$169,289	$207,828
Ratios to average net assets:
Expenses (c)	.54	%(d)	.57%	.56%		.56%	.55%	.53%
Net investment income	.89	%(d)	.97%	1.00%		1.14%	.94%	.71%
Portfolio turnover rate (excluding short-term securities)	11.4	%(e)	18.0%	16.0%		20.7%	15.0%	15.3%
(a)
Based on average shares outstanding during the year.
(b)
Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund’s shares.
(c)
In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d)
Adjusted to an annual basis.
(e)
Not Annualized.

Securian Funds Trust

Financial Highlights – continued

SFT Index 500 Fund

	Class 1 Shares
	Six months ended June 30, 2026		Year ended December 31,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$30.523		$25.945	$20.797		$16.502	$20.191	$15.732
Income from investment operations:
Net investment income (a)	.166		.318	.308		.283	.251	.215
Net realized and unrealized gain(loss) on investments	2.917		4.260	4.840	4.012		(3.940)	4.244
Total from investment operations	3.083		4.578	5.148	4.295		(3.689)	4.459
Net asset value, end of period	$33.606		$30.523	$25.945		$20.797	$16.502	$20.191
Total return (b)	10.10%		17.64%	24.75%		26.03%	(18.27)%	28.35%
Net assets, end of period (in thousands)	$674,720		$615,686	$558,748		$439,577	$322,375	$365,210
Ratios to average net assets:
Expenses (c)	.17	%(d)	.17%	.18%		.19%	.19%	.19%
Net investment income	1.07	%(d)	1.16%	1.30%		1.52%	1.44%	1.19%
Portfolio turnover rate (excluding short-term securities)	1.3	%(e)	4.4%	3.2%		2.5%	2.1%	2.3%
	Class 2 Shares
	Six months ended June 30, 2026		Year ended December 31,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$29.240		$24.930	$20.034		$15.936	$19.547	$15.268
Income from investment operations:
Net investment income (a)	.122		.240	.240		.227	.200	.164
Net realized and unrealized gain(loss) on investments	2.792		4.070	4.656	3.871		(3.811)	4.115
Total from investment operations	2.914		4.310	4.896	4.098		(3.611)	4.279
Net asset value, end of period	$32.154		$29.240	$24.930		$20.034	$15.936	$19.547
Total return (b)	9.97%		17.29%	24.44%		25.71%	(18.47)%	28.03%
Net assets, end of period (in thousands)	$1,055,131		$994,977	$908,022		$791,371	$665,209	$862,746
Ratios to average net assets:
Expenses (c)	.42	%(d)	.42%	.43%		.44%	.44%	.44%
Net investment income	.82	%(d)	.91%	1.05%		1.27%	1.18%	.94%
Portfolio turnover rate (excluding short-term securities)	1.3	%(e)	4.4%	3.2%		2.5%	2.1%	2.3%
(a)
Based on average shares outstanding during the year.
(b)
Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund’s shares.
(c)
In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d)
Adjusted to an annual basis.
(e)
Not Annualized.

Securian Funds Trust

Financial Highlights – continued

SFT Nomura Growth Fund(a)

	Class 2 Shares
	Six months ended June 30, 2026		Year ended December 31,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$50.384		$46.342	$37.387		$27.100	$37.202	$28.554
Income from investment operations:
Net investment loss (b)	(.079)		(.150)	(.133)		(.090)	(.082)	(.124)
Net realized and unrealized gain(loss) on investments	(.738)	4.192		9.088	10.377		(10.020)	8.772
Total from investment operations	(.817)	4.042		8.955	10.287		(10.102)	8.648
Net asset value, end of period	$49.567		$50.384	$46.342		$37.387	$27.100	$37.202
Total return (c)	(1.62)%		8.72%	23.95%		37.96%	(27.15)%	30.29%
Net assets, end of period (in thousands)	$609,116		$640,913	$648,359		$593,256	$478,459	$705,437
Ratios to average net assets:
Expenses (d)	.96	%(e)	.96%	.95%		.97%	.96%	.96%
Net investment income	(.36	)%(e)	(.32)%	(.31)%		(.28)%	(.27)%	(.38)%
Portfolio turnover rate (excluding short-term securities)	16.6	%(f)	25.8%	8.5%		9.1%	8.5%	14.4%
(a)
See Note 1 of accompanying notes to financial statements regarding former names of the funds.
(b)
Based on average shares outstanding during the year.
(c)
Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund’s shares.
(d)
In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)
Adjusted to an annual basis.
(f)
Not Annualized.

Securian Funds Trust

Financial Highlights – continued

SFT Nomura Small Cap Growth Fund(a)

	Class 2 Shares
	Six months ended June 30, 2026			Year ended December 31,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$28.483		$25.177	$22.062		$19.561	$26.750	$25.579
Income from investment operations:
Net investment loss (b)	(.140)		(.276)	(.232)		(.168)	(.179)	(.233)
Net realized and unrealized gain(loss) on investments	6.336		3.582	3.347	2.669		(7.010)	1.404
Total from investment operations	6.196		3.306	3.115	2.501		(7.189)	1.171
Net asset value, end of period	$34.679		$28.483	$25.177		$22.062	$19.561	$26.750
Total return (c)	21.75%		13.13%	14.12%		12.79%	(26.87)%	4.58%
Net assets, end of period (in thousands)	$194,204		$165,822	$159,094		$150,358	$141,138	$204,666
Ratios to average net assets:
Expenses (d)	1.28	%(e)	1.33%	1.31%		1.32%	1.27%	1.23%
Net investment income	(.93	)%(e)	(1.06)%	(.96)%		(.80)%	(.82)%	(.84)%
Portfolio turnover rate (excluding short-term securities)	57.6	%(f)	78.3%	77.4%		65.1%	61.8%	47.1%
(a)
See Note 1 of accompanying notes to financial statements regarding former names of the funds.
(b)
Based on average shares outstanding during the year.
(c)
Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund’s shares.
(d)
In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)
Adjusted to an annual basis.
(f)
Not Annualized.

Securian Funds Trust

Financial Highlights – continued

SFT Real Estate Securities Fund

	Class 1 Shares
	Six months ended June 30, 2026		Year ended December 31,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$7.199		$7.029	$6.605		$5.885	$7.964	$5.515
Income from investment operations:
Net investment income (a)	.110		.140	.128		.132	.114	.061
Net realized and unrealized gain(loss) on investments	.952		.030	.296	.588		(2.193)	2.388
Total from investment operations	1.062		.170	.424	.720		(2.079)	2.449
Net asset value, end of period	$8.261		$7.199	$7.029		$6.605	$5.885	$7.964
Total return (b)	14.76%		2.42%	6.42%		12.22%	(26.10)%	44.41%
Net assets, end of period (in thousands)	$21,121		$17,907	$15,882		$14,785	$11,211	$13,201
Ratios to average net assets:
Expenses (c)	.97	%(d)	1.00%	.96%		.97%	.90%	.87%
Net investment income	2.82	%(d)	1.94%	1.87%		2.18%	1.71%	.91%
Portfolio turnover rate (excluding short-term securities)	14.7	%(e)	29.4%	27.2%		33.4%	78.7%	59.7%
	Class 2 Shares
	Six months ended June 30, 2026		Year ended December 31,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$6.899		$6.753	$6.361		$5.683	$7.709	$5.352
Income from investment operations:
Net investment income (a)	.094		.116	.105		.110	.091	.055
Net realized and unrealized gain(loss) on investments	.914		.030	.287	.568		(2.117)	2.302
Total from investment operations	1.008		.146	.392	.678		(2.026)	2.357
Net asset value, end of period	$7.907		$6.899	$6.753		$6.361	$5.683	$7.709
Total return (b)	14.62%		2.16%	6.15%		11.94%	(26.29)%	44.05%
Net assets, end of period (in thousands)	$103,471		$96,236	$100,111		$109,166	$104,547	$160,607
Ratios to average net assets:
Expenses (c)	1.22	%(d)	1.24%	1.21%		1.22%	1.15%	1.12%
Net investment income	2.52	%(d)	1.67%	1.60%		1.88%	1.40%	.85%
Portfolio turnover rate (excluding short-term securities)	14.7	%(e)	29.4%	27.2%		33.4%	78.7%	59.7%
(a)
Based on average shares outstanding during the year.
(b)
Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund’s shares.
(c)
In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d)
Adjusted to an annual basis.
(e)
Not Annualized.

Securian Funds Trust

Financial Highlights – continued

SFT T. Rowe Price Value Fund

	Class 2 Shares
	Six months ended June 30, 2026		Year ended December 31,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$28.504		$25.497	$22.243		$19.905	$22.533	$17.411
Income from investment operations:
Net investment income (a)	.105		.210	.213		.228	.180	.082
Net realized and unrealized gain(loss) on investments	4.037		2.797	3.041	2.110		(2.808)	5.040
Total from investment operations	4.142		3.007	3.254	2.338		(2.628)	5.122
Net asset value, end of period	$32.646		$28.504	$25.497		$22.243	$19.905	$22.533
Total return (b)	14.54%		11.80%	14.63%		11.75%	(11.67)%	29.43%
Net assets, end of period (in thousands)	$217,434		$201,095	$195,310		$194,341	$185,109	$239,333
Ratios to average net assets:
Expenses (c)	.98	%(d)	1.01%	.99%		1.04%	1.07%	1.05%
Net investment income	.67	%(d)	.78%	.86%		1.12%	.88%	.40%
Portfolio turnover rate (excluding short-term securities)	39.3	%(e)	58.4%	56.1%		61.8%	186.4%	100.1%
(a)
Based on average shares outstanding during the year.
(b)
Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund’s shares.
(c)
In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d)
Adjusted to an annual basis.
(e)
Not Annualized.

Securian Funds Trust

Financial Highlights – continued

SFT Wellington Core Equity Fund

	Class 1 Shares
	Six months ended June 30, 2026		Year ended December 31,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$38.735		$33.926	$27.068		$22.365	$27.698	$22.304
Income from investment operations:
Net investment income (a)	.048		.091	.119		.155	.152	.105
Net realized and unrealized gain(loss) on investments	2.823		4.718	6.739	4.548		(5.485)	5.289
Total from investment operations	2.871		4.809	6.858	4.703		(5.333)	5.394
Net asset value, end of period	$41.606		$38.735	$33.926		$27.068	$22.365	$27.698
Total return (b)	7.41%		14.17%	25.34%		21.03%	(19.26)%	24.18%
Net assets, end of period (in thousands)	$11,188		$9,743	$7,500		$5,539	$3,843	$3,020
Ratios to average net assets:
Expenses (c)	.77	%(d)	.78%	.78%		.85%	.87%	.84%
Net investment income	.24	%(d)	.25%	.38%		.63%	.65%	.42%
Portfolio turnover rate (excluding short-term securities)	21.4	%(e)	35.5%	32.2%		23.1%	14.0%	14.4%
	Class 2 Shares
	Six months ended June 30, 2026		Year ended December 31,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$37.621		$33.033	$26.421		$21.885	$27.173	$21.936
Income from investment operations:
Net investment income (loss) (a)	(.002)		.004	.040		.094	.088	.042
Net realized and unrealized gain(loss) on investments	2.740		4.584	6.572	4.442		(5.376)	5.195
Total from investment operations	2.738		4.588	6.612	4.536		(5.288)	5.237
Net asset value, end of period	$40.359		$37.621	$33.033		$26.421	$21.885	$27.173
Total return (b)	7.28%		13.89%	25.02%		20.73%	(19.46)%	23.87%
Net assets, end of period (in thousands)	$130,728		$126,260	$124,169		$113,517	$104,921	$141,740
Ratios to average net assets:
Expenses (c)	1.01	%(d)	1.03%	1.03%		1.10%	1.12%	1.08%
Net investment income	(.01	)%(d)	.01%	.13%		.40%	.38%	.17%
Portfolio turnover rate (excluding short-term securities)	21.4	%(e)	35.5%	32.2%		23.1%	14.0%	14.4%
(a)
Based on average shares outstanding during the year.
(b)
Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund’s shares.
(c)
In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d)
Adjusted to an annual basis.
(e)
Not Annualized.

Securian Funds Trust

Notes to Financial Statements

June 30, 2026

(1)
Organization

Securian Funds Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), each of whose Funds operate as a no-load, diversified open-end management investment company, except that the SFT Nomura Growth Fund (formerly SFT Macquarie Growth Fund) operates as a non-diversified, open-end management investment company. The Trust is a series trust that includes the Funds and share classes listed below:

Fund Name	Share Class 1	Share Class 2
SFT Balanced Stabilization Fund	NA		🗸
SFT Core Bond Fund	🗸		🗸
SFT Equity Stabilization Fund	NA		🗸
SFT Government Money Market Fund	NA		🗸
SFT Index 400 Mid-Cap Fund	🗸		🗸
SFT Index 500 Fund	🗸		🗸
SFT Nomura Growth Fund (Formerly SFT Macquarie Growth Fund)(1)	NA		🗸
SFT Nomura Small Cap Growth Fund (Formerly SFT Macquarie Small Cap Growth Fund)(1)	NA		🗸
SFT Real Estate Securities Fund	🗸		🗸
SFT T. Rowe Price Value Fund	NA		🗸
SFT Wellington Core Equity Fund	🗸		🗸
(1)
Effective as of May 1, 2026, the names of the SFT Macquarie Growth Fund and SFT Macquarie Small Cap Growth Fund were changed to SFT Nomura Growth Fund and SFT Nomura Small Cap Growth Fund, respectively.

Securian Asset Management, Inc. (“Securian AM”), a wholly-owned subsidiary of Securian Financial Group, Inc. (“Securian Financial Group”), serves as the investment adviser to each of the Funds in the Trust pursuant to an investment advisory agreement between Securian AM and the Trust. The Funds’ prospectus provides a detailed description of each Fund’s investment objective, policies and strategies.

Class 2 shares are subject to a Rule 12b‑1 distribution fee. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that Class 1 shares are not subject to a Rule 12b‑1 distribution fee. Income, expenses (other than Rule 12b‑1 fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Trust accounts for the assets, liabilities and operations of each Fund separately. Shares of the Funds are not offered directly to the public, but sold only to Minnesota Life Insurance Company (“Minnesota Life”) and Securian Life Insurance Company (“Securian Life”) in connection with Minnesota Life and Securian Life variable life insurance policies and variable annuity contracts, and to certain other separate accounts of life insurance affiliates of Minnesota Life and Securian Life, and may also be offered to certain qualified plans.

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services—Investment Companies.” The significant accounting policies followed consistently by the Trust are as follows:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the statement of assets and liabilities date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Securian Funds Trust

Notes to Financial Statements – continued

(2)
Summary of Significant Accounting Policies

Investments in Securities

Each Fund’s net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality and prepayment speeds, as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by Securian AM, as the Valuation Designee, in accordance with procedures approved by the Board of Trustees (the “Board”) of the Trust and in accordance with provisions of the 1940 act. The Board has delegated the daily oversight of the securities valuation function to Securian AM, which ensures that valuations comply with the valuation policies. The summary of fair valued in good faith securities are presented to the Board at their quarterly meetings.

A Fund’s investments will also be valued at fair value in good faith by Securian AM if it determines that an event impacting the value of an investment occurred after the close of the security’s primary exchange or market (for example, a foreign exchange or market) and before the time the Fund’s net asset value is calculated. If a significant event impacting the value of a security or group of securities occurs, Securian AM is immediately notified and promptly determines whether fair value in good faith pricing is needed in accordance with the Trust’s valuation procedures and, if so, approves the pricing methodology to be used.

Short-term securities, with the exception of those held in the SFT Government Money Market Fund, are valued at fair value. Pursuant to Rule 2a‑7 of the 1940 Act, all securities in the SFT Government Money Market Fund are valued at amortized cost, which approximates fair value, in order to attempt to maintain a stable net asset value of $1.00 per share. However, there is no assurance the SFT Government Money Market Fund will maintain the $1.00 net asset value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the first in, first out basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Investment Companies

The Funds may invest in other investment companies, which may not be traded on an exchange, the Funds may, as a practical expedient, estimate the fair value of an investment company based on the reported net asset value (“NAV”) per share or its equivalent if the reported NAV per share or its equivalent of the investment company is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946. If the investment company does not provide a reported NAV per share or its equivalent on a Business Day, Securian AM, as Valuation Designee, shall estimate fair value in good faith and in a manner consistent with the Trust’s Valuation Procedures.

Foreign Currency Translations and Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date.

Securian Funds Trust

Notes to Financial Statements – continued

(2)
Summary of Significant Accounting Policies – (continued)

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

The Funds do not separately report changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities.

For the purpose of hedging, efficient portfolio management, and/or enhancement of returns, the Funds may, from time to time, enter into currency forward contracts, including currency forwards and cross currency forwards, in addition to the use of other derivative instruments described herein (each of which may result in net short currency exposure). For hedging purposes, such transactions may be effected on non-U.S. Dollar denominated instruments owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund. The Funds are not limited in their use of forward contracts in connection with direct hedging.

Futures Transactions

To gain exposure to, or for protection from market changes, the Funds (excluding the SFT Government Money Market Fund) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value as determined by each relevant clearing agency and is aggregated at a Futures Commission Merchant (“FCM”) which is registered with the Commodity Futures Trading Commission or the applicable regulator. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Fund recognizes a realized gain or loss when the contract is closed or expired. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund’s assets in the segregated account. For a listing of open futures contracts see the Investments in Securities for each Fund.

Options Transactions

Each Fund (excluding the SFT Government Money Market Fund) may write (i.e., sell) covered call and secured put options and purchase and sell put and call options written by others. An option is a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised.

The risk in buying an option is that each Fund pays a premium whether or not the option is exercised. Each Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. Each Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is

Securian Funds Trust

Notes to Financial Statements – continued

(2)
Summary of Significant Accounting Policies – (continued)

exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the fair value of written options.

Bank Loans

The SFT Core Bond Fund may purchase bank loans. Bank loans are interests in amounts owed by corporate or other borrowers and may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Bank loans may be made directly with a borrower or acquired through assignment or participation. The Fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Investments in bank loans may involve special risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The Fund may also invest in loan commitments, which are contractual obligations for a future funding. The Fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments. Although typically secured, bank loans may not be backed by sufficient collateral to satisfy their issuers’ obligations in the event of bankruptcy, insolvency or similar distressed scenarios. Bank loans may also be illiquid, not readily marketable, or subject to restrictions on resale.

Repurchase Agreements

Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government agencies securities or corporate securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Fund may incur a loss upon disposition of the securities. Repurchase agreements are carried at amortized cost. As of June 30, 2026, no Funds were invested in repurchase agreements.

Federal Taxes

Each Fund, other than SFT Balanced Stabilization Fund, SFT Equity Stabilization Fund and SFT T. Rowe Price Value Fund, qualifies as a partnership for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the “Code”). A Fund is treated, for federal income tax purposes, as a partnership if it has more than one shareholder. A Fund’s election to be treated as a partnership is not expected to result in any material adverse federal income tax consequences to any owner of a variable annuity contract or variable life insurance policy, or in the tax treatment of any such contract or policy. As a partnership, a Fund is not subject to income tax, and any income, gains, deductions, or losses of the Fund will instead pass through and be considered for federal income tax purposes by its partners, which will be Minnesota Life and Securian Life through their respective separate accounts. SFT Balanced Stabilization Fund, SFT Equity Stabilization Fund and SFT T. Rowe Price Value Fund are treated as disregarded entities for federal income tax purposes. While the Trust anticipates that each Fund other than SFT Balanced Stabilization Fund, SFT Equity Stabilization Fund, and SFT T. Rowe Price Value Fund will always have two shareholders, Minnesota Life and Securian Life, a wholly owned subsidiary of

Securian Funds Trust

Notes to Financial Statements – continued

(2)
Summary of Significant Accounting Policies – (continued)

Minnesota Life, such ownership could change and accordingly a Fund may at some time have only one shareholder and would be treated as a disregarded entity for federal income tax purposes. A disregarded entity is disregarded for federal income tax purposes as an entity separate from its owner, and the owner is treated as directly owning the assets of the disregarded entity and considers for federal income tax purposes the income, gains, deductions, and losses relating to those assets.

The FASB ASC 740, “Income Taxes” (ASC 740), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. The Funds have evaluated the implications of ASC 740 for all open tax years, and have determined there is no impact to the Funds’ financial statements for the six months ended June 30, 2026. The Funds’ federal and state income returns for which the applicable statutes of limitations have not expired (2022, 2023, 2024 and 2025) remain subject to examination by the Internal Revenue Service and states’ department of revenue.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of temporary book-to-tax differences.

Distributions to Shareholders

Distributions to shareholders from net investment income and realized gains (if any) for the SFT Government Money Market Fund are declared daily and reinvested at month-end in additional shares of capital stock.

The Funds are treated either as partnerships and disregarded entities for federal income tax purposes. Funds other than SFT Government Money Market Fund are not required to, and will not, distribute taxable income.

Securities Purchased on a When-Issued or Forward Commitment Basis

Delivery and payment for securities which have been purchased or sold by a Fund on a when-issued or forward commitment basis, including To Be Announced (“TBA”) securities, can take place a month or more after the transaction date.

During this period, such securities are subject to market fluctuations. As of June 30, 2026, the SFT Core Bond Fund entered into outstanding, when-issued or forward commitments, including TBA securities, at a fair value of $68,586,774.

Cross-Trades

The Funds are permitted to purchase and sell securities (i.e., “cross-trade”) from and to other Funds within the Trust as well as outside of the Trust, where both accounts are managed by the same adviser or sub-adviser pursuant to “Cross-Trading” procedures adopted by the Board. These procedures have been designed to ensure that any cross-trade of securities by a respective Fund from and to another Fund that is or could be considered an affiliate of the Funds under certain limited circumstances by virtue of having a common investment adviser, common officer, or common trustee complies with Rule 17a‑7 under the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. For the six months ended June 30, 2026, the Funds did not engage in any cross-trades.

Securian Funds Trust

Notes to Financial Statements – continued

(3)
Investment Security Transactions

The cost of purchases and proceeds from sales of investment securities, other than temporary investments in short-term securities, for the six months ended June 30, 2026 were as follows:

	Non-U.S. Government		U.S. Government*
	Purchases	Sales	Purchases	Sales
SFT Balanced Stabilization Fund	$13,084,264		$61,895,892	$–	$–
SFT Core Bond Fund	66,540,274		62,312,438	592,824,656	595,608,960
SFT Equity Stabilization Fund	–		20,931,546	–	–
SFT Index 400 Mid-Cap Fund	27,510,456		31,733,660	1,000,160	–
SFT Index 500 Fund	21,833,255		47,940,197	–	–
SFT Nomura Growth Fund	100,286,859		121,942,380	–	–
SFT Nomura Small Cap Growth Fund	98,814,736		107,332,100	–	–
SFT Real Estate Securities Fund	17,601,296		22,836,985	–	–
SFT T. Rowe Price Value Fund	82,190,828		94,803,034	201,235	–
SFT Wellington Core Equity Fund	29,276,209		33,985,602	–	–
*
Includes U.S. government-sponsored enterprise securities.
(4)
Expenses and Related Party Transactions

The Trust has entered into an investment advisory agreement with Securian AM, a wholly-owned subsidiary of Securian Financial Group. Under the advisory agreement, Securian AM manages the Funds’ investments and provides research, statistical and advisory services and pays related office rental and executive expenses and salaries.

Each Fund pays Securian AM an annual fee, based on average daily net assets, in the following amounts:

Fund	Annual Fee on Net Assets
SFT Balanced Stabilization Fund	0.55% of assets to $750 million; and 0.50% of assets exceeding $750 million
SFT Core Bond Fund	0.40% of assets to $750 million; and 0.35% of assets exceeding $750 million
SFT Equity Stabilization Fund	0.55% of assets to $750 million; and 0.50% of assets exceeding $750 million
SFT Government Money Market Fund	0.25% of assets to $750 million; and 0.20% of assets exceeding $750 million
SFT Index 400 Mid-Cap Fund	0.15% of net assets to $1 billion; and 0.10% of net assets exceeding $1 billion
SFT Index 500 Fund	0.15% of net assets to $1 billion; and 0.10% of net assets exceeding $1 billion
SFT Nomura Growth Fund	0.67% of assets to $300 million; and 0.625% of next $200 million of assets; and 0.60% of next $500 million of assets; and 0.50% of assets exceeding $1 billion
SFT Nomura Small Cap Growth Fund	0.85% of assets to $300 million; and 0.80% of next $200 million of assets; and 0.75% of next $500 million of assets; and 0.70% of assets exceeding $1 billion
SFT Real Estate Securities Fund	0.70% of assets to $300 million; and 0.675% of next $200 million of assets; and 0.65% of next $500 million of assets; and 0.60% of assets exceeding $1 billion
SFT T. Rowe Price Value Fund	0.57% of assets to $300 million; and 0.55% of next $200 million of assets; and 0.525% of next $500 million of assets; and 0.50% of assets exceeding $1 billion
SFT Wellington Core Equity Fund	0.55% of assets to $300 million; and 0.525% of next $200 million of assets; and 0.50% of next $500 million of assets; and 0.45% of assets exceeding $1 billion

Securian AM has entered into a sub-advisory agreement with Cohen & Steers Capital Management, Inc. (“Cohen & Steers”), as sub-adviser to the SFT Real Estate Securities Fund, under which Securian AM pays Cohen & Steers an annual fee ranging from 0.25% to 0.38% based on average daily net assets.

Securian Funds Trust

Notes to Financial Statements – continued

(4)
Expenses and Related Party Transactions – (continued)

For the period of January 1, 2025 through November 30, 2025, Securian AM had a sub-advisory agreement with Delaware Investments Fund Advisors (DIFA), a registered investment adviser for the SFT Nomura Growth Fund (formerly the SFT Macquarie Growth Fund) and the SFT Nomura Small Cap Growth Fund (formerly the SFT Macquarie Small Cap Growth Fund), under which Securian AM paid DIFA an annual fee ranging from 0.33% to 0.55% and 0.40% to 0.82%, respectively, based on average daily net assets. On December 1, 2025, Nomura Holding America Inc. (Nomura) completed a transaction whereby Nomura acquired Macquarie Management Holdings, Inc., the ultimate parent company of DIFA (the Transaction). The Transaction constituted a change of control of DIFA. As a result of the change of control, and pursuant to the 1940 Act, the previous investment sub-advisory agreement between DIFA and Securian AM automatically terminated. In anticipation of the Transaction, on October 30, 2025, the Board of Trustees of the Trust voted to approve a new investment sub-advisory agreement between Securian AM and Nomura Investments Fund Advisers (NIFA), a series of Nomura Investment Management Business Trust, which took effect as of the close of the Transaction (the New Sub-Advisory Agreement). The New Sub-Advisory Agreement was effective December 1, 2025, under which Securian AM pays NIFA an annual fee for SFT Nomura Growth Fund and the SFT Nomura Small Cap Growth Fund ranging from 0.33% to 0.55% and 0.40% to 0.82%, respectively, based on average daily net assets.

Securian AM has entered into a sub-advisory agreement with Metropolitan West Asset Management, LLC (“MetWest”), a wholly-owned subsidiary of TCW Group, Inc., as sub-adviser to the SFT Core Bond Fund, under which Securian AM pays MetWest an annual fee ranging from 0.10% to 0.18% based on average daily net assets.

Securian AM has entered into a sub-advisory agreement with T. Rowe Price Associates, Inc. (“T. Rowe Price”), as sub-adviser to the SFT T. Rowe Price Value Fund, under which Securian AM pays T. Rowe Price an annual fee ranging from 0.25% to 0.48% based on average daily net assets.

Securian AM has entered into a sub-advisory agreement with Wellington Management Company LLP (“Wellington Management”), as sub-adviser to the SFT Wellington Core Equity Fund, under which Securian AM pays Wellington Management an annual fee ranging from 0.27% to 0.31% based on average daily net assets.

The Trust bears certain other operating expenses including independent trustees’ fees, federal registration fees, printing and shareholder report expenses, legal fees, audit fees, custodian fees, a percentage of the compensation paid to the Trust’s Chief Compliance Officer, and other miscellaneous expenses. Each Fund will pay all expenses directly related to its individual operations.

Operating expenses not attributable to a specific Fund are generally allocated based upon the proportionate daily net assets of each Fund.

Administrative Services Fee

The Trust has entered into an agreement with Securian Financial Group under which Securian Financial Group provides accounting, legal, security valuations and other administrative services. Each Fund reimburses Securian Financial Group quarterly for the actual costs incurred in performing such services, as determined in accordance with Securian Financial Group’s customary cost accounting procedures consistently applied. Total quarterly administrative fees by Fund range from $9,250 to $20,650.

Accounting Services

The Trust has entered into an agreement with State Street Bank and Trust Company (“State Street”) in which State Street provides daily fund accounting and investment administration services. In 2026, these fees ranged from 0.01% to 0.04% of net assets depending on the size and makeup of the respective Fund. The fees are based upon a calculation of multiple factors including base fees, size of assets, and certain other fees.

Securian Funds Trust

Notes to Financial Statements – continued

(4)
Expenses and Related Party Transactions – (continued)

Distribution Fees

The Trust has adopted a Rule 12b‑1 Distribution Plan which covers all of its Class 2 shares (each, a “Covered Fund”). Each Covered Fund pays distribution fees at the annual rate of 0.25% of the average daily net assets of the Covered Fund. These fees are paid out of the Covered Fund’s assets, which reduces a Covered Fund’s net assets as do other Covered Fund expenses. The fees are paid to Securian Financial Services, Inc. (“Securian Financial”), the Trust’s underwriter, to pay for distribution-related expenses and activities in connection with the distribution of the Covered Fund’s shares. Securian Financial may also use the fees to pay insurance companies, dealers or others for certain non-distribution services as provided for in the distribution plan.

Net Investment Income Maintenance Agreement for the SFT Government Money Market Fund

Effective May 1, 2012, the Board approved a Restated Net Investment Income Maintenance Agreement (the “Income Maintenance Agreement”) among the Trust (on behalf of SFT Government Money Market Fund), Securian AM and Securian Financial. Under such Income Maintenance Agreement, Securian AM agrees to waive, reimburse, or pay SFT Government Money Market Fund expenses so that the Fund’s daily net investment income does not fall below zero. Securian Financial may also waive its Rule 12b‑1 fees. Securian AM and Securian Financial each has the option under the Income Maintenance Agreement to recover the full amount waived, reimbursed, or paid (the “Expense Waiver”) on any day on which the Fund’s net investment income exceeds zero. On any day, however, the Expense Waiver does not constitute an obligation of the Fund unless Securian AM or Securian Financial has expressly exercised its right to recover a specified portion of the Expense Waiver on that day, in which case such specified portion is then due and payable by the Fund. In addition, the right of Securian AM and/or Securian Financial to recover the Expense Waiver is subject to the following limitations: (1) if a repayment of the Expense Waiver by the Fund would cause the Fund’s net investment income to fall below zero, such repayment is deferred until a date when repayment would not cause the Fund’s net investment income to fall below zero; (2) the right to recover any portion of the Expense Waiver expires three years after the effective date of that portion of the Expense Waiver; and (3) any repayment of the Expense Waiver by the Fund cannot cause the Fund’s expense ratio to exceed 1.25%. If Securian AM and Securian Financial exercise their rights to be paid such waived amounts, the Fund’s future yield will be negatively affected for an indefinite period. There is no guarantee that the Fund will maintain a positive yield. The Income Maintenance Agreement runs through April 30, 2027 and renews annually for a full year unless terminated by Securian AM upon at least 30 days’ notice prior to the end of the contract term.

As of June 30, 2026, the amounts waived and eligible for recovery under the Income Maintenance Agreement are as follows:

	Income Maintenance Agreement	Advisory Fees Waived for the six months ended		12b‑1 Fees Waived for the six months ended		Excess Expense Waived for the six months	Total eligible for recovery as of		Expiring June 30,
Fund	Date	June 30, 2026*	June 30, 2026*		June 30, 2026*	June 30, 2026	2027	2028		2029
SFT Government Money Market Fund	May 1, 2012	$–		$–		$–	$–		$–		$–	$–
*
This amount is reflected in fees waived in the accompanying Statements of Operations.

SFT Government Money Market Fund Expense Waiver

Securian AM and the Trust, on behalf of the SFT Government Money Market Fund, has entered into a separate Expense Limitation Agreement which limits the operating expenses of the Fund, excluding certain expenses (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other

Securian Funds Trust

Notes to Financial Statements – continued

(4)
Expenses and Related Party Transactions – (continued)

expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business).

The SFT Government Money Market Expense Limitation Agreement runs through April 30, 2027 and renews annually for a full year unless terminated by Securian AM upon at least 30 days’ notice prior to the end of the contract term. The Fund is authorized to reimburse Securian AM for management fees previously waived and/or for the cost of expenses previously paid by Securian AM pursuant to the SFT Government Money Market Expense Limitation Agreement, provided that such reimbursement will not cause any Fund to exceed any limits in effect at the time of such reimbursement. The Fund’s ability to reimburse Securian AM in this manner only applies to fees waived or reimbursements made by Securian AM within the three fiscal years prior to the date of such reimbursement. To the extent that the Fund makes such reimbursements to Securian AM, the amount of the reimbursements will be reflected in the financial statements in the Fund’s shareholder reports and in Other Expenses under Fees and Expenses of the Fund in the Fund’s prospectus.

As of June 30, 2026, the amounts waived and eligible for recovery under the Expense Limitation Agreement are as follows:

	Expense Limitation Agreement	Expense		Advisory Fees Waived for the six months ended		Total eligible for recovery as of		Expiring June 30,
Fund	Date	Limit	June 30, 2026*		June 30, 2026		2027	2028	2029
SFT Government Money Market Fund	November 1, 2017	0.70%		$–		$1,915		$–		$1,915	$–
*
This amount is reflected in fees waived in the accompanying Statements of Operations.
(5)
Illiquid Investments

Non-Money Market Funds—Pursuant to Rule 22e‑4 under the 1940 Act, no Fund may acquire an “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. Rule 22e‑4 generally defines an illiquid investment as any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the fair value of the investment. At June 30, 2026, the SFT Core Bond Fund, SFT Index 500 Fund, and SFT Real Estate Securities Fund held 3, 1, and 1 illiquid securities with a fair value of $2,219,786, $60, and $436,998, respectively, which represents 0.5%, 0.0% and 0.4% of net assets, respectively.

Government Money Market Funds—Money market funds are governed by Rule 2a‑7 under the 1940 Act. Per Rule 2a‑7, the SFT Government Money Market Fund currently limits investments in “illiquid securities” to 0.5% of total assets at the time of purchase. Rule 2a‑7 defines an illiquid security as a security that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the Fund. At June 30, 2026, the Fund did not hold illiquid securities.

(6)
Fair Value Measurement

The Trust utilizes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs when determining fair value. The hierarchy also establishes a classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs include information market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the Trust’s estimates about the assumptions market participants would use in valuing the financial asset or liability based on the best

Securian Funds Trust

Notes to Financial Statements – continued

(6)
Fair Value Measurement – (continued)

information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of an investment or are based on independent non-binding broker quotes. Other financial instruments are derivative instruments not reflected in total investments, such as futures, swaps, and written options.

The following is a summary of the levels used at June 30, 2026, in valuing the Fund’s assets and liabilities (please see the Investments in Securities for each Fund for a listing of all securities within each category):

Fair Value Measurement at June 30, 2026 using
Fund	Level 1	Level 2	Level 3	Total
SFT Balanced Stabilization Fund
Assets
Government Obligations	$–	$9,742,755	$–	$9,742,755
Other Mortgage-Backed Securities	–	1,440,803	–	1,440,803
Purchased Options	83,600	–	–	83,600
Corporate Obligations	–	173,922,223	–	173,922,223
Investment Companies	381,613,150	–	–	381,613,150
Total Investments	381,696,750	185,105,781	–	566,802,531
Other Financial Instruments* Futures Contracts	110,914	–	–	110,914
Liabilities
Other Financial Instruments* Futures Contracts	(590,715)	–	–	(590,715)
Written Options	(20,900)	(20,900)
SFT Core Bond Fund
Assets
Government Obligations	–	287,386,492	–	287,386,492
Asset-Backed Securities	–	49,053,688	–	49,053,688
Other Mortgage-Backed Securities	–	42,725,699	–	42,725,699
Corporate Obligations	–	60,236,593	–	60,236,593
Bank Loans	–	6,786,100	–	6,786,100
Foreign Bonds	–	5,969,751	–	5,969,751
Convertible Foreign Bonds	–	533,601	–	533,601
Common Stocks	–	209,786	–	209,786
Investment Companies	31,374,895	–	–	31,374,895
Total Investments	31,584,681	452,691,924	–	484,276,605
Other Financial Instruments* Forward Foreign Currency Contracts	–	107,639	–	107,639
Futures Contracts	294,430	–	–	294,430
Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	–	(196,780)	–	(196,780)
Futures Contracts	(208,141)	–	–	(208,141)
Centrally Cleared Swaps	–	(6,400)	–	(6,400)

Securian Funds Trust

Notes to Financial Statements – continued

(6)
Fair Value Measurement – (continued)
	Fair Value Measurement at June 30, 2026 using
Fund	Level 1	Level 2	Level 3	Total
SFT Equity Stabilization Fund
Assets
Investment Companies	$238,851,220	$–		$–	$238,851,220
Purchased Options	35,600	–		–	35,600
Total Investments	238,886,820	–		–	238,886,820
Other Financial Instruments* Futures Contracts	147,125	–		–	147,125
Liabilities
Other Financial Instruments* Written Options	(8,900)	–		–	(8,900)
SFT Government Money Market Fund
Assets
U.S. Government Obligations	–	204,938,579		–	204,938,579
Investment Companies	22,505,942	–		–	22,505,942
Total Investments	22,505,942	204,938,579		–	227,444,521
SFT Index 400 Mid-Cap Fund
Assets
Common Stocks	267,544,725	–		–	267,544,725
Investment Companies	4,162,104	–		–	4,162,104
U.S. Government Agencies and Obligations	–	997,430		–	997,430
Total Investments	271,706,829	997,430		–	272,704,259
Other Financial Instruments* Futures Contracts	67,880	–		–	67,880
SFT Index 500 Fund
Assets
Common Stocks	1,712,554,111	–		–	1,712,554,111
Rights	60				60
Investment Companies	17,122,772	–		–	17,122,772
Total Investments	1,729,676,943	–		–	1,729,676,943
Other Financial Instruments* Futures Contracts	147,125	–		–	147,125
SFT Nomura Growth Fund
Assets
Common Stocks	606,352,390	–		–	606,352,390
Investment Companies	3,349,461	–		–	3,349,461
Total Investments	609,701,851	–		–	609,701,851
SFT Nomura Small Cap Growth Fund
Assets
Common Stocks	191,585,649	–		–	191,585,649
Investment Companies	2,881,800	–		–	2,881,800
Total Investments	194,467,449	–		–	194,467,449
SFT Real Estate Securities Fund
Assets
Common Stocks	122,236,064	–		–	122,236,064
Warrants	–	436,998		–	436,998
Investment Companies	1,694,278	–		–	1,694,278
Total Investments	123,930,342	436,998		–	124,367,340

Securian Funds Trust

Notes to Financial Statements – continued

(6)
Fair Value Measurement – (continued)
	Fair Value Measurement at June 30, 2026 using
Fund	Level 1	Level 2	Level 3	Total
SFT T. Rowe Price Value Fund
Assets
Common Stocks	$216,127,838	$–		$–	$216,127,838
Investment Companies	216,719	–		–	216,719
Total Investments	216,344,557	–		–	216,344,557
SFT Wellington Core Equity Fund
Assets
Common Stocks	140,566,312	–		–	140,566,312
Investment Companies	1,502,163	–		–	1,502,163
Total Investments	142,068,475	–		–	142,068,475
*
Investments in Other Financial Instruments are derivative instruments reflected in the Investments in Securities. All derivatives currently held are reflected at the gross unrealized appreciation (depreciation) on the investments.

Level 2 Measurements:

Government obligations comprised of U.S. Treasury, agency and government guaranteed fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spread of the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

Corporate obligations comprised of U.S. corporate and foreign corporate fixed maturity securities – These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Long-term and short-term debt securities comprised of foreign government and state and political subdivision fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Securian Funds Trust

Notes to Financial Statements – continued

(6)
Fair Value Measurement – (continued)

Bank Loans – These securities are generally valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. These quoted prices are based on interest rates, yield curves, option adjusted spreads, credit spreads and/or other criteria. To the extent that these inputs are observable, the values of Bank Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency and Interest Rate Swap Contracts – These derivatives are traded in the over-the-counter derivatives market and are principally valued using market price quotations or industry recognized modeling techniques. The significant inputs to the models are observable in the market or can be derived from or corroborated by observable market data. These significant inputs may include interest rates, foreign currency exchange rates, interest rate curves, contractual terms, market prices, and measures of volatility.

The Funds’ policy is to recognize transfers between the levels as of the end of the period. There were no transfers of financial assets in or out of Level 3 during the six months ended June 30, 2026.

(7)
Derivative Instruments Reporting

The Trust provides, when applicable, disclosures of the location, by line item, of fair value amounts in the Statement of Assets and Liabilities and the location, by line item, of amounts of gains and losses reported in the Statement of Operations. The derivative instruments outstanding as of period end are disclosed in the Investments in Securities. The following tables represent the average monthly volume of the Fund’s derivative transactions during the six months ended June 30, 2026:

Average Notional Amount
SFT Balanced Stabilization Fund
Futures contracts	$85,410,782
Purchased options contracts	518,314
Written options contracts	(118,541)
SFT Core Bond Fund
Futures contracts	$92,304,916
Forward foreign currency contracts	44,835,441
Centrally cleared swap	21,585,158 (a)
SFT Equity Stabilization Fund
Futures contracts	$12,621,322
Purchased options contracts	224,358
Written options contracts	(51,086)
SFT Index 400 Mid-Cap Fund
Futures contracts	$4,611,211
SFT Index 500 Fund
Futures contracts	$16,072,828
(a)
Position was open for one month during the period.

Equity derivatives were purchased or sold to manage the SFT Index 400 Mid-Cap and SFT Index 500 Funds’ shareholder liquidity and to attempt to replicate intended stock investments to maintain fully invested Funds. Equity index options are utilized by the SFT Balanced Stabilization Fund and the SFT Equity Stabilization Fund to manage the equity exposure while attempting to reduce the volatility and risk of the Funds. Interest rate derivatives were purchased or sold in the SFT Core Bond Fund to both manage the average duration of the fixed income portfolio and to hedge against the effects of interest rate changes on a portfolio’s current or intended investments.

Securian Funds Trust

Notes to Financial Statements – continued

(7)
Derivative Instruments Reporting – (continued)

The tables below detail the risk exposure of each Fund from derivative instruments:

Risk Exposure
Equity Contracts	Interest Rate Contracts	Foreign Exchange Contracts
SFT Balanced Stabilization Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2026
Assets:
Investments in securities, at fair value (purchased options)	$83,600	$–	$–
Variation margin on futures contracts*	–	110,914	–
Total	$83,600	$110,914	$–
Liabilities:
Variation margin on futures contracts*	$(547,626)	$(43,089)	$–
Written options contracts	(20,900)	–	–
Total	$(568,526)	$(43,089)	$–
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2026
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$(5,599,828)	$(1,159,786)	$–
Purchased options contracts	(2,466,793)	–	–
Written options contracts	607,075	–	–
Total	$(7,459,546)	$(1,159,786)	$–
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts	$71,152	$284,969	$–
Purchased options contracts	244,184	–	–
Written options contracts	(65,686)	–	–
Total	$249,650	$284,969	$–
SFT Core Bond Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2026
Assets:
Variation margin on futures contracts*	$–	$294,430	$–
Unrealized appreciation on forward foreign currency contracts	–	–	107,639
Total	$–	$294,430	$107,639
Liabilities:
Variation margin on futures contracts*	$–	$(208,141)	$–
Unrealized depreciation on forward foreign currency contracts	–	–	(196,780)
Unrealized depreciation on swap contracts	–	(6,400)	–
Total	$–	$(214,541)	$(196,780)

Securian Funds Trust

Notes to Financial Statements – continued

(7)
Derivative Instruments Reporting – (continued)
	Risk Exposure
	Equity Contracts	Interest Rate Contracts	Foreign Exchange Contracts
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2026
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$–	$(1,115,216)		$–
Forward foreign currency contracts	–	–		449,835
Swap contracts	–	9,410		–
Total	$–	$(1,105,806)		$449,835
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts	$–	$152,687		$–
Forward foreign currency contracts	–	–		(53,660)
Swap contracts	–	(6,400)		–
Total	$–	$146,287		$(53,660)
SFT Equity Stabilization Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2026
Assets:
Investments in securities, at fair value (purchased options)	$35,600	$–		$–
Variation margin on futures contracts*	147,125	–		–
Total	$182,725	$–		$–
Liabilities:
Written options contracts	$(8,900)	$–		$–
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2026
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$1,056,648	$–		$–
Purchased options contracts	(937,137)	–		–
Written options contracts	234,808	–		–
Total	$354,319	$–		$–
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts	$132,895	$–		$–
Purchased options contracts	108,740	–		–
Written options contracts	(29,453)	–		–
Total	$212,182	$–		$–
SFT Index 400 Mid-Cap Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2026
Assets:
Variation margin on futures contracts*	$67,880	$–		$–
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2026
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$707,637	$–		$–
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts	$155,838	$–		$–

Securian Funds Trust

Notes to Financial Statements – continued

(7)
Derivative Instruments Reporting – (continued)
	Risk Exposure
	Equity Contracts		Interest Rate Contracts	Foreign Exchange Contracts
SFT Index 500 Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2026
Assets:
Variation margin on futures contracts*		$147,125		$–	$–
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2026
Net Realized Gain (Loss) on Derivatives:
Futures contracts		$988,860		$–	$–
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts		$136,375		$–	$–
*
Includes cumulative appreciation/depreciation of futures contracts as reported in the notes to the Schedules of Investments in Securities. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Funds may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Funds manage credit risk related to derivatives by entering into transactions with highly rated counterparties. Generally, the current credit exposure of the derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting arrangements and any collateral received pursuant to credit support annexes. Because exchange traded derivatives are purchased through regulated exchanges and positions are settled regularly, the Funds have minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

For the six months ended June 30, 2026, the SFT Core Bond Fund’s derivatives were subject to master netting arrangements.

Counterparty	Unrealized appreciation on forward foreign currency contracts Assets	Financial Instrument/ Derivative Offset	Cash collateral pledged/ (received) by the fund	Net derivative instruments by counterparty at fair value Net Exposure
Goldman Sachs International	$107,639		$(20,989)	$–	$86,650
Total	$107,639		$(20,989)	$–	$86,650
Counterparty	Unrealized depreciation on forward foreign currency contracts Liabilities	Financial Instrument/ Derivative Offset	Cash collateral pledged/ (received) by the fund	Net derivative instruments by counterparty at fair value Net Exposure
Citibank	$175,791	$–		$–	$175,791
Goldman Sachs International	20,989	(20,989)		–	–
London Clearing House Limited	6,400	–		–	6,400
Total	$203,180		$(20,989)	$–	$182,191

Securian Funds Trust

Notes to Financial Statements – continued

(8)
Affiliated Ownership

The SFT Balanced Stabilization Fund invests in underlying securities and other investment companies, of which certain underlying funds (affiliated underlying funds) may be deemed to be under common control with the SFT Balanced Stabilization Fund because they share the same investment adviser, Securian AM, and because they are overseen by the same Board. The SFT Balanced Stabilization Fund achieves its equity exposure by investing primarily in Class 1 Shares of the SFT Index 500 Fund, an affiliated fund in the Trust that seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor’s 500® Index.

A summary of all transactions with the affiliated SFT Index 500 Fund as of June 30, 2026 are as follows:

							As of June 30, 2026
Fund/Underlying Fund	Beginning Value as of January 1, 2026	Sales	Change in Unrealized Appreciation/ Depreciation		Realized gains/ losses	Ending Value	Share Balance
SFT Balanced Stabilization Fund
SFT Index 500 Fund Class 1	$304,436,755		$(30,000,000)	$6,606,123		$22,846,787	$303,889,665	9,042,666
(9)
Other Risks

The Funds can invest in securities of foreign issuers, which may subject them to investment risks not normally associated with investing in U.S. securities. Significant market disruptions, such as those caused by pandemics (e.g., COVID‑19 pandemic), natural or environmental disasters, war, acts of terrorism, financial institution failures, trade wars, including the imposition of tariffs, or other events, can adversely affect local and global markets and normal market operations.

(10)
Segment Reporting

Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (CODM) when assessing segment performance and making decisions about segment resources. The President and Principal Executive Officer of Securian Funds Trust acts as the Funds’ CODM. Each Fund manages its operations to a single investment objective, as detailed in its prospectus, through the execution of the Fund’s investment strategies. Since inception, each Fund has operated as a single segment. Each Fund’s portfolio composition, total returns, expense ratios and changes in net assets used by the CODM to assess segment performance and make resource allocations are consistent with the information presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statement of Operations.

(11)
Subsequent Events

Management has evaluated subsequent events for the Trust through the date of the filing, and has concluded there were no material events that would require disclosure.

Securian Funds Trust

Other Information

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that Securian AM uses to vote proxies related to each Fund’s portfolio securities is set forth in the Trust’s Statement of Additional Information which is available without charge, upon request, by calling, toll-free, 800‑643‑5728 or on the SEC’s website at www.sec.gov. The Trust will provide this document within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

Proxy Voting Record

The Trust’s proxy voting record for the 12 month period ended June 30 is available by calling, toll-free, 800‑643‑5728 or on the SEC’s website at www.sec.gov no later than August 31 each year. The Trust will also provide this information, within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

Availability of Quarterly Schedule of Investments

Each Fund (other than the SFT Government Money Market Fund) files its complete schedule of investment holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT are available on the SEC’s website at www.sec.gov. The SFT Government Money Market Fund files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The Fund’s reports on Form N-MFP are available on the SEC’s website at www.sec.gov. The SFT Government Money Market Fund makes portfolio holdings information available to shareholders on its website at: www.securianfunds.com

Securian Funds Trust

Statement Regarding Basis for Approval of Advisory Contracts
(unaudited)

Each year, the Board of Trustees (the “Board”) of Securian Funds Trust (the “Trust,” and each series thereof, a “Fund,” and together, the “Funds”) votes on the renewal of the Trust’s investment advisory agreement (the “Investment Advisory Agreement”) with Securian Asset Management, Inc. (“Securian AM”), the Trust’s investment adviser. The Board most recently unanimously approved the continuation of the Investment Advisory Agreement on February 26, 2026. At this meeting, the Board also approved the continuation of the investment sub-advisory agreements (each an “Investment Sub-Advisory Agreement,” and together with the Investment Advisory Agreement, the “Advisory Contracts”) between Securian AM and Nomura Investments Fund Advisers (“NIFA”) (for SFT Nomura Growth Fund), between Securian AM and NIFA (for SFT Nomura Small Cap Growth Fund), between Securian AM and Wellington Management Company LLC (“Wellington”) (for SFT Wellington Core Equity Fund), between Securian AM and Cohen & Steers Capital Management, Inc. (“Cohen & Steers”) (for SFT Real Estate Securities Fund), between Securian AM and Metropolitan West Asset Management, LLC (“MetWest”) (for SFT Core Bond Fund), and between Securian AM and T. Rowe Price Associates, Inc. (“T. Rowe Price”) (for SFT T. Rowe Price Value Fund). The Funds managed by the sub-advisers are collectively referred to as the “Sub-Advised Funds,” and the sub-advisers listed above are referred to collectively herein as the “Sub-Advisers.”

The Board receives a variety of information throughout the year about each Fund’s investment performance, adherence to investment policies, expenses, sales and redemptions, regulatory compliance and management. The Board met at least once during the year with each Fund’s portfolio management team during its regularly scheduled meetings. The Board also received frequent updates on industry developments and best practices, changes in Securian AM’s organization and staffing, brokerage allocation and other matters.

In preparing for the Board’s meeting on February 26, 2026, the members of the Board who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “Independent Trustees”) met in executive session with representatives of Stradley Ronon Stevens & Young, LLP (“Stradley”), independent legal counsel to the Independent Trustees, on February 13, 2026 to review the responses to various information requests made to Securian AM and the Sub-Advisers. The Board also reviewed a memorandum from Stradley outlining their legal duties and responsibilities in connection with this annual review.

The material factors and conclusions that formed the basis for the Board’s determination to approve the continuation of the Advisory Contracts are discussed separately below. However, the Board did not identify any single factor as being the principal factor in determining whether to approve continuation of the Advisory Contracts, and each Board member attributed different weights to the various factors

Investment Advisory Agreement

Investment Performance

The Board took into account the January 2026 report (the “Broadridge Report”) prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) containing comparisons of each Fund’s total return performance, and Board reports comparing each Fund’s investment performance for the most recently completed calendar quarter and one, three, five and, where applicable, ten-year periods ended December 31, 2025, with peer funds independently selected by Broadridge and with one or more benchmark indices. The Board also took into account attribution analyses and portfolio positioning on all Funds, particularly the Funds with more recent underperformance.

With regard to those Funds that Securian AM manages, the Board noted that on a net basis each of SFT Index 400 Mid-Cap Fund and SFT Index 500 Fund marginally underperformed their respective benchmarks and Broadridge peers during all reporting periods. They also noted that on a net basis, the SFT Government Money Market Fund slightly underperformed its Broadridge peers and benchmark for all relevant periods. The Board

Securian Funds Trust

Statement Regarding Basis for Approval of Advisory Contracts
(unaudited)

then observed that the SFT Balanced Stabilization Fund and the SFT Equity Stabilization Fund performed consistently with their objectives and were competitive with their peers.

After considering all this information, the Board concluded that the overall performance for each Fund was acceptable.

Nature, Extent and Quality of Services Provided by Securian AM

The Board considered the nature, extent and quality of the services that Securian AM provides to the Funds. The Board considered Securian AM’s investment teams and their capabilities, the manner by which Securian AM oversees the Sub-Advised Fund, as well as how it ensures that the Funds pursue their investment objectives. The Board also noted that Securian AM provides the Trust with office space, administrative and other services (exclusive of, and in addition to, any such services provided by other Trust services providers) and executive and other personnel as are necessary for its operations. The Board further took into account that Securian AM pays all of the compensation of officers and employees of the Trust (except that each Fund pays an equitable share of the compensation expense of the Trust’s Chief Compliance Officer). The Board considered the experience, capability and integrity of Securian AM’s investment management and other personnel, the role of Securian AM’s senior management, and the extent of its involvement with the Funds, and Securian AM’s willingness to ensure that appropriate staffing levels are maintained.

The Board also considered (a) the financial position of Securian AM and its parent company; (b) the quality of Securian AM’s regulatory and legal compliance policies, procedures and systems; (c) the nature, extent and quality of administrative and shareholder services provided by Securian AM to the Funds; and (d) Securian AM’s supervision of the Funds’ third-party service providers.

With respect to the Sub-Advised Funds, the Board noted the responsibilities of Securian AM, including the selection and oversight of the Funds’ Sub-Advisers.

Based on the factors described above, among other factors, as well as the information provided to the Board throughout the year, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by Securian AM to the Funds.

Fees and Expenses, Profitability and Economies of Scale

The Board reviewed the Broadridge Report comparisons of each Fund’s investment management, non-management and total expenses with industry peers that were independently selected by Broadridge, and analyzed factors that contributed to the expenses for certain Funds, including the small size of certain Funds in comparison to their industry peers.

The Board concluded that the fees Securian AM charges to the Funds are appropriate given the services it provides in managing the Funds (including the provision of office facilities, officers, administration and compliance, coordination with the Trust Board, committee and vendor functions, sub-adviser oversight, regulatory filings and the performance of most Trust operations).

The Board reviewed Board reports on Securian AM’s profitability in managing each Fund, as well as the methodology by which Securian AM calculated such profitability, and did not view Securian AM’s profitability from any Fund as excessive.

The Board also considered that Securian AM and its affiliates benefit from certain soft-dollar arrangements. The Board noted that Securian AM’s profitability would be somewhat lower if it had to pay for these benefits out of its own assets. The Board also noted that Securian Financial Services, Inc. (the Trust’s distributor), an affiliate of

Securian Funds Trust

Statement Regarding Basis for Approval of Advisory Contracts
(unaudited)

Securian AM, receives 12b‑1 fees from the Funds. The Board also noted that Minnesota Life Insurance Company, an affiliate of Securian AM, benefits by performing certain legal, compliance and other administrative services for the Trust, in return for a reimbursement of costs it incurs in connection with its provision of such services. The Board also recognized that Securian AM and its affiliates derive reputational and other benefits from their association with the Funds and Trust.

The Board took into account whether current fee levels appropriately capture and share economies of scale (if any) with Fund investors, and the Board noted that all of the Funds have breakpoints in their fee structures. The Board determined that for each Fund, to the extent economies of scale may be realized by Securian AM, the benefits of such economies of scale would be shared with the Fund and its shareholders as the Fund grows.

Investment Sub-Advisory Agreements

At the February 26, 2026 meeting, the Board also unanimously approved the continuation of the Investment Sub-Advisory Agreements. In addition to the Board’s consideration of the Sub-Advised Funds’ investment performance and expense ratios, the Board also requested and evaluated other information, including a report on each Sub-Adviser’s organization and current staffing, a report on brokerage allocation practices and related soft dollar arrangements, assurances that each Sub-Advised Fund is managed in accordance with its stated investment objectives, policies and limitations, assurances that all disclosures relating to the Sub-Adviser reflected in the Trust’s registration statement are complete and accurate, and assurance that each Sub-Adviser operates in full compliance with applicable laws, regulations and exemptive orders. The Board also considered a summary of each Sub-Adviser’s code of ethics and compliance program. The Board noted that Securian AM is unaffiliated with each Sub-Adviser and took into account Securian AM’s position that the Investment Sub-Advisory Agreements were negotiated on an “arm’s-length” basis.

The Board also considered the allocation of duties and responsibilities with respect to each Sub-Advised Fund between Securian AM and each Fund’s Sub-Adviser. The Board noted that Securian AM is responsible for the selection, monitoring and oversight of each Sub-Adviser, the fulfillment or oversight of substantially all of each Sub-Advised Fund’s legal and regulatory requirements, the preparation for and facilitation of all Board, Audit Committee of the Board and Governance Committee of the Board meetings, and a variety of other requirements.

Investment Performance

The Board took into account the Broadridge Report containing comparisons of each Sub-Advised Fund’s total return performance and Board reports comparing each Sub-Advised Fund’s investment performance for the most recently completed calendar quarter and one, three, five and, where applicable, ten-year periods ended December 31, 2025 with peer funds independently selected by Broadridge and with one or more benchmark indices.

With respect to the Sub-Advised Funds, the Board noted the following:

•
SFT Nomura Growth Fund: the Fund underperformed its benchmark on a net and gross basis for all reporting periods. The Board also noted that the Fund outperformed its Broadridge peers on a gross and net basis for the 5-year period, and outperformed its Broadridge peers on a gross basis for the 10-year period.
•
SFT Nomura Small Cap Growth Fund: the Fund outperformed its benchmark on a gross and net basis for the 1- and 10-year periods, but underperformed its benchmark on a gross and net basis for the 3- and 5-year periods. The Board further noted that the Fund outperformed its Broadridge peers for all reporting periods on a gross and net basis.

Securian Funds Trust

Statement Regarding Basis for Approval of Advisory Contracts
(unaudited)

•
SFT Real Estate Securities Fund: the Fund outperformed its benchmark for all reporting periods on a gross basis and outperformed its benchmark on a net basis for the 3- and 5-year periods. The Board also noted that the Fund outperformed its Broadridge peers on a gross basis for all reporting periods, and outperformed its Broadridge peers on a net basis for the 1-, 3- and 5-year periods.
•
SFT Core Bond Fund: the Fund outperformed its benchmark on a gross for all reporting periods, but underperformed its Broadridge peers for all reporting periods on a net basis. The Board further noted that the Fund outperformed its Broadridge peers on a gross basis for the all reporting periods.
•
SFT Wellington Core Equity Fund: the Fund underperformed its benchmark on a gross and net basis for all reporting periods. The Board also noted that the Fund outperformed its Broadridge peers on a gross basis for all reporting periods, and outperformed its Broadridge peers on a net for the 3-year period.
•
SFT T. Rowe Price Value Fund: the Fund outperformed its benchmark on a gross basis for the 5- and 10-year periods, but underperformed its benchmark on a net basis for all reporting periods. The Board further noted that the Fund outperformed its Broadridge peers on a gross basis for the 5- and 10-year periods, and underperformed its Broadridge peers on a net basis for all reporting periods.

After considering all this information, the Board concluded that the Sub-Advised Funds’ performance was acceptable.

Nature, Extent and Quality of Services Provided by the Sub-Advisers

The Board considered each Sub-Adviser’s investment management process, including (a) the experience, capability and integrity of the Sub-Adviser’s management, investment professionals and other personnel; (b) the financial position of the Sub-Adviser; (c) the quality of the Sub-Adviser’s regulatory and legal compliance policies, procedures and systems; (d) the Sub-Adviser’s brokerage and trading practices; and (e) Securian AM’s evaluation of the nature, quality and extent of services performed by each Sub-Adviser.

The Board specifically considered the qualifications, experience and track record of the individuals and portfolio management teams at each Sub-Adviser who are responsible for the day-to-day management of each Sub-Advised Fund’s portfolio. The Board also considered, with respect to each Sub-Adviser, its specific investment approach and level of expertise within its particular asset class and strategy. The Board considered whether each Sub-Adviser operated within its respective Fund’s investment objective and style, and considered each Sub-Adviser’s record of compliance with applicable investment restrictions. The Board also considered each Sub-Adviser’s performance record with respect to the relevant benchmark(s).

The Board concluded that the nature, extent and quality of the services provided by each Sub-Adviser to its respective Sub-Advised Fund is satisfactory.

Fees and Expenses, Profitability and Economies of Scale of the Sub-Advisers

The Board considered the fee paid to each Sub-Adviser by Securian AM for providing services to the respective Sub-Advised Fund. The Board considered Securian AM’s representation that it negotiated competitive fee structures for each Sub-Advised Fund, and noted that the sub-advisory fees are paid by Securian AM out of the investment advisory fees it receives. The Board also considered individual reports and data prepared with regard to each Sub- Advised Fund, including comparative information regarding fees. The Board noted that each Sub-Adviser’s fees were generally similar to, or less than, the fees charged by each Sub-Adviser to other comparable funds and accounts.

Securian Funds Trust

Statement Regarding Basis for Approval of Advisory Contracts
(unaudited)

The Board considered the allocation of Fund brokerage to brokers affiliated with a Sub-Adviser, and benefits to the Sub-Advisers from the use of “soft dollar” commissions (if applicable) to pay for research and brokerage services. The Board also considered any other ancillary benefits that accrue to a Sub-Adviser or any affiliate by virtue of the Sub-Adviser’s relationship with the Fund, and concluded that such benefits, if any, were reasonable.

The Board concluded that the fees charged by each Sub-Adviser were justified and reasonable in connection with the services provided for managing each respective Sub-Advised Fund.

The Board did not consider the profitability or economies of scale of the Sub-Advisers to be a material factor based on representations from Securian AM that it negotiates sub-advisory fees with the Sub-Advisers on an arm’s- length basis and reports regarding any relationships between the Sub-Advisers and Securian AM.

Securian Funds Trust

Trustees and Executive Officers
(unaudited)

Under Delaware law, the Board of Trustees of the Trust has overall responsibility for managing the Trust in good faith and in a manner reasonably believed to be in the best interests of the Trust. The Trustees meet periodically throughout the year to oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Trust, and review the performance of the Trust and its Funds. One of the four current Trustees is considered an “interested person” (as defined in the Investment Company Act of 1940) of the Trust. The other three Trustees, because they are not interested persons of the Trust, are considered independent (“Independent Trustees”) and are not employees or officers of, and have no financial interest in, the Trust’s investment adviser, Securian Asset Management, Inc. (“Securian AM”) or its affiliated companies, including Minnesota Life Insurance Company.

Only executive officers and other officers who perform policy-making functions with the Trust are listed. Each Trustee serves for an indefinite term, until his or her resignation, death or removal.

The Funds’ Statement of Additional Information contains additional information about the Funds’ Trustees and is available without charge upon request, by calling, toll free, 800‑643‑5728.

Name, Address(1) and Age	Position(s) Held Within the Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During the Last 5 Years	Other Directorships Held During Past 5 Years by Trustee
Independent Trustees
Julie K. Getchell Year of birth: 1954	Trustee	Since 2011

Retired; held various senior financial positions at Cargill and its investment affiliates from 2005 to 2012; served as Chief Financial Officer and later as Chief Operating Officer of Insight Investment, Inc. from 1991 to 2000; Chartered Financial Analyst; Certified Public Accountant (inactive)

None
Brian E. Gustafson Year of birth: 1967	Trustee	Since 2022	Director, Private Markets, Olympus Ventures LLC, from January 2025 to present: Managing Director, Investment, Tonkawa, from 2001 to December 2024; Chartered Financial Analyst	None
Wan-Chong Kung Year of birth: 1960	Trustee	Since 2022	Retired; Portfolio Manager, Nuveen Asset Management, LLC, from 2011‑2019	Federal Home Loan Bank of Des Moines, 2022-present; Trust for Advised Portfolios, 2020-present

Securian Funds Trust

Trustees and Executive Officers – continued
(unaudited)

Name, Address(1) and Age	Position(s) Held Within the Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During the Last 5 Years	Other Directorships Held During Past 5 Years by Trustee
Interested Trustee
Suzette L. Huovinen Year of birth: 1975(3)	Trustee President and Principal Executive Officer	Trustee since 2025

Director, President, and CEO, Securian AM, since January 2023; Senior Vice President, Securian Financial Group, Inc. since 2019; Senior Vice President, Minnesota Life Insurance Company, since 2019; Senior Vice President, Securian Life Insurance Company, since 2019; President and CEO, Canadian Premier Life Insurance Company, from 2019 to 2022; President and CEO, Canadian Premier General Insurance Company, from 2019 to 2022; Vice President, Chief Actuary and Chief Risk Officer, Securian Financial Group, Inc., from 2015 to 2019

None

Securian Funds Trust

Trustees and Executive Officers – continued
(unaudited)

Name, Address(1) and Age	Position(s) Held Within the Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During the Last 5 Years
Other Executive Officers(3)
Kevin L. Ligtenberg Year of birth: 1973	Vice President and Treasurer	Since 2021

Vice President, Director of Investment Operations, Securian AM since August 2021; Director of Investment Operations, Securian AM from May 2021 to July 2021; Manager of Investment Operations, Securian AM from March 2013 to May 2021

Christopher B. Owens Year of birth: 1977	Vice President	Since 2020

Vice President—Individual Solutions Distribution, Securian Financial Group, Inc. since April 2024; Second Vice President—Retail Life and Annuity Sales, Securian Financial Group, Inc., June 2018 to April 2024; National Sales Vice President—Retail Life and Annuity Sales, Securian Financial Group, Inc., October 2011 to June 2018

Paul Jason Thibodeaux Year of birth: 1979	Secretary	Since 2021

Director, Law—Securities & Individual Solutions, Securian Financial Group, Inc. since August 2024: Senior Vice President, Chief Compliance Officer, Securian AM, from August, 2023 to August 2024; Vice President, Assistant General Counsel, Securian AM from June, 2022 to August, 2023; Senior Investment Counsel, Securian AM from January, 2018 to May 2022; Attorney, Gray Plant Mooty from 2014 to 2018

(1)
Unless otherwise noted, the address of each Trustee and officer is the address of the Trust: 400 Robert Street North, St. Paul, Minnesota 55101.
(2)
The years reflect when a person became a director or officer of Advantus Series Fund, the predecessor to the Trust.
(3)
Suzette L. Huovinen was elected as a Trustee of the Trust on November 17, 2025.
(4)
Although not a corporate officer of the Trust, Jessica L. Parrucci, born in 1982, has served as the Trust’s Chief Compliance Officer since August 2024. Mrs. Parrucci is also Vice President, Chief Compliance Officer of Securian AM and Securian Financial Services, Inc.

This offering is available through Securian Financial Services, Inc., a registered broker/dealer. Securian Financial Services, Inc. is the distributor of Minnesota Life and Securian Life variable insurance products.

This report may be used as sales literature in connection with the offer or sale of variable annuity or variable life insurance contracts funded by Securian Funds Trust (“Trust”) if preceded or accompanied by (a) the current prospectus for the Trust and such contracts and (b) the current applicable variable annuity or variable life performance report.

Securian Financial Services, Inc.

www.securian.com

Member FINRA

400 Robert Street North, St. Paul, MN 55101‑2098

800‑820‑4205

F38897 Rev 2‑2026

Minnesota Life Insurance Company

A Securian Company

Securian Life Insurance Company

A New York admitted insurer

400 Robert Street North
St. Paul, MN 55101‑2098

PRESORTED STANDARD
U.S. POSTAGE PAID
CAROL STREAM, IL
PERMIT NO. 1480

Call 1‑800‑643‑5728 to receive your financial documents electronically. It’s fast and convenient.

©2025 Securian Funds Trust All rights reserved.

F38897 Rev 2‑2026

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

This information is included within the report transmitted to shareholders pursuant to Rule 30e-1 filed under Item 1 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

This information is included within the report transmitted to shareholders filed under Item 1 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This information is included within the report transmitted to shareholders filed under Item 1 of this Form N-CSR.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not made any material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board.

ITEM 16. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within ninety (90) days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a) (1) A copy of the code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2 is filed herewith as Exhibit 99.CODE ETH.

(a) (2) Not applicable.

(a) (3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) is filed herewith as Exhibit 99.CERT.

(a) (4) Not applicable.

(b) A certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Securian Funds Trust

By	/s/ Suzette L. Huovinen
Suzette L. Huovinen, President

Date: August 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Suzette L. Huovinen
Suzette L. Huovinen, President (Principal Executive Officer)

By	/s/ Kevin L. Ligtenberg
Kevin L. Ligtenberg, Treasurer (Principal Financial Officer)

Date: August 27, 2026